STATEMENT OF ADDITIONAL INFORMATION

February 28, 2008 (as revised May 9, 2008)

NATIONWIDE MUTUAL FUNDS

Nationwide Bond Fund
Nationwide Bond Index Fund
Nationwide China Opportunities Fund
Nationwide Emerging Markets Fund
Nationwide Enhanced Income Fund
Nationwide Fund
Nationwide Global Financial Services Fund
Nationwide Health Sciences Fund (formerly Nationwide Global Health Sciences Fund)
Nationwide Natural Resources Fund (formerly Nationwide Global Natural Resources Fund)
Nationwide Technology and Communications Fund
(formerly Nationwide Global Technology and Communications Fund)
Nationwide Global Utilities Fund
Nationwide Government Bond Fund
Nationwide Growth Fund
Nationwide International Growth Fund
Nationwide International Index Fund
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund
Nationwide Large Cap Value Fund

Nationwide Micro Cap Equity Fund
Nationwide Mid Cap Growth Fund
Nationwide Mid Cap Growth Leaders Fund
Nationwide Mid Cap Market Index Fund
Nationwide Money Market Fund
Nationwide Leaders Fund
Nationwide Optimal Allocations Fund: Growth
Nationwide Optimal Allocations Fund: Moderate Growth
Nationwide Optimal Allocations Fund: Moderate
Nationwide Optimal Allocations Fund: Defensive
Nationwide Optimal Allocations Fund: Specialty
Nationwide S&P 500 Index Fund
Nationwide Short Duration Bond Fund
Nationwide Small Cap Fund (closed to new investors)
Nationwide Small Cap Index Fund
Nationwide Small Cap Leaders Fund
Nationwide Tax-Free Income Fund
Nationwide U.S. Growth Leaders Fund
Nationwide U.S. Growth Leaders Long-Short Fund
Nationwide Value Opportunities Fund
Nationwide Worldwide Leaders Fund
NorthPointe Small Cap Growth Fund
NorthPointe Small Cap Value Fund

     Nationwide Mutual Funds (the “Trust”) is a registered open-end investment company consisting of 62 series as of the date hereof. This Statement of Additional Information (“SAI”) relates to all series of the Trust which are listed above (each, a “Fund” and collectively, the “Funds”).

     This SAI is not a prospectus but is incorporated by reference into the Prospectuses for the Funds. It contains information in addition to and more detailed than that set forth in the Prospectuses and should be read in conjunction with the following Prospectuses:

  Nationwide Global Financial Services Fund, Nationwide Health Sciences Fund, Nationwide Natural Resources Fund, Nationwide Technology and Communications Fund and Nationwide Global Utilities Fund dated February 28, 2008;
  Nationwide Bond Index Fund, Nationwide International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide S&P 500 Index Fund and Nationwide Small Cap Index Fund dated February 28, 2008 (as revised May 5, 2008);
  NorthPointe Small Cap Growth Fund and NorthPointe Small Cap Value Fund dated February 28, 2008;
  Nationwide Micro Cap Equity Fund dated February 28, 2008;
  Nationwide Growth Fund, Nationwide Large Cap Value Fund, Nationwide Mid Cap Growth Fund, Nationwide Fund and Nationwide Value Opportunities Fund dated February 28, 2008;

  Nationwide Mid Cap Growth Leaders Fund, Nationwide Leaders Fund, Nationwide Small Cap Leaders Fund, Nationwide U.S. Growth Leaders Fund and Nationwide Worldwide Leaders Fund dated February 28, 2008;
  Nationwide Bond Fund, Nationwide Government Bond Fund and Nationwide Tax-Free Income Fund (Class X and Class Y shares) dated February 28, 2008;
  Nationwide Bond Fund, Nationwide Government Bond Fund, Nationwide Money Market Fund, Nationwide Enhanced Income Fund, Nationwide Short Duration Bond Fund and Nationwide Tax- Free Income Fund dated February 28, 2008 (as revised May 5, 2008);
  Nationwide China Opportunities Fund, Nationwide Emerging Markets Fund and Nationwide International Growth Fund dated February 28, 2008;
  Nationwide U.S. Growth Leaders Long-Short Fund dated February 28, 2008;
  Nationwide Small Cap Fund dated February 28, 2008 (closed to new investors);
  Nationwide Optimal Allocations Fund: Moderate, Nationwide Optimal Allocations Fund: Moderate Growth, Nationwide Optimal Allocations Fund: Growth, Nationwide Optimal Allocations Fund: Specialty, and Nationwide Optimal Allocations Fund: Defensive dated February 28, 2008;
  Nationwide Investor Destinations Aggressive Fund, Nationwide Investor Destinations Moderately Aggressive Fund, Nationwide Investor Destinations Moderate Fund, Nationwide Investor Destinations Moderately Conservative Fund and Nationwide Investor Destinations Conservative Fund dated February 28, 2008 (as revised April 11, 2008).

     Terms not defined in this SAI have the meanings assigned to them in the Prospectuses. The Prospectuses may be obtained from Nationwide Mutual Funds, P.O. Box 182205, Columbus, Ohio 43218-2205, or by calling toll free 800-848-6311.

GENERAL INFORMATION AND HISTORY

     Nationwide Mutual Funds (the “Trust”), formerly Gartmore Mutual Funds (until April 30, 2007), Nationwide Mutual Funds (until January 25, 2002) and Nationwide Investing Foundation III (until March 1, 2000), is an open-end management investment company formed under the laws of the state of Delaware by a Declaration of Trust dated September 30, 2004, as amended and restated October 28, 2004. The Trust, originally organized as an Ohio business trust under the laws of the state of Ohio by a Declaration of Trust dated October 30, 1997, redomesticated as a Delaware statutory trust on or about February 28, 2005 in a reorganization approved by vote of the shareholders of the Ohio business trust in a shareholders’ meeting on December 23, 2004. In the reorganization the Ohio business trust transferred all of its assets to the Trust in exchange for shares of the Trust and assumption by the Trust of all of the liabilities of the Ohio business trust.

     The Trust currently consists of 62 separate series, each with its own investment objective. Each of the Funds, except the Nationwide Leaders, Nationwide U.S. Growth Leaders, Nationwide Worldwide Leaders, Nationwide Health Sciences, Nationwide Global Financial Services, Nationwide Natural Resources, Nationwide Global Utilities, Nationwide Technology and Communications, each of the Investor Destinations and each of the Optimal Allocations Funds, is a diversified fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

All Funds

     The Funds invest in a variety of securities and employ a number of investment techniques that involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A “Y” in the table indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.

     With respect to the Investor Destinations Funds and the Optimal Allocations Funds (together, the “Funds of Funds” and individually, a “Fund of Funds”), this SAI, like the Prospectuses for such Funds, uses the term “Fund” to include the mutual funds in which each Fund of Funds will invest (the “Underlying Funds”).

     Please review the discussions in the Prospectuses for further information regarding the investment objectives and policies of each Fund.

Type of Investment or Technique	Nationwide Growth	Nationwide	Nationwide Bond	Nationwide Tax - Free Income	Nationwide Government Bond	Nationwide Money Market	Nationwide S&P 500 Index	Nationwide Value Opportunities	Nationwide Health Sciences	Nationwide Small Cap Index	Nationwide Mid Cap Market Index	Nationwide International Index	Nationwide Bond Index

U.S. common stocks	Y	Y					Y	Y	Y	Y	Y

Preferred stocks	Y	Y	Y					Y	Y

Small company stocks	Y	Y						Y	Y	Y	Y

Special situation companies	Y	Y					Y	Y	Y	Y	Y

Illiquid securities	Y	Y	Y	Y	Y	Y		Y	Y	Y	Y	Y	Y

Restricted securities	Y	Y	Y	Y	Y	Y		Y	Y	Y	Y	Y	Y

When-issued / delayed-delivery securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Investment companies	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Real estate investment trusts (REITS)		Y					Y	Y	Y	Y	Y	Y

Securities of foreign issuers	Y	Y	Y		Y	Y	Y	Y	Y	Y	Y	Y	Y

Depositary receipts	Y	Y					Y	Y	Y	Y	Y	Y

Securities from developing countries/emerging								Y	Y
markets

Convertible securities	Y	Y	Y					Y	Y

Long-term debt			Y	Y	Y								Y

Long-term debt when originally issued but	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
with 397 days or less remaining to maturity

Short-term debt	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Floating and variable rate securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Zero coupon securities			Y	Y	Y								Y

Pay-in-kind bonds			Y

Deferred payment securities			Y

Non-investment grade debt			Y	Y

Loan participations and assignments	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Sovereign debt (foreign) (denominated in U.S.			Y		Y	Y							Y
$)

Foreign commercial paper (denominated in	Y	Y				Y			Y			Y	Y
U.S. $)

Duration			Y	Y	Y	Y			Y				Y

U.S. government securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Money market instruments	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Type of Investment or Technique	Nationwide Large Cap Value	Nationwide Small Cap	Nationwide Short Duration Bond	Nationwide Enhanced Income	NorthPointe Small Cap Value	Nationwide Investor Destinations Aggressive	Nationwide Investor Destinations Moderately Aggressive	Nationwide Investor Destinations Moderate	Nationwide Investor Destinations Moderately Conservative	Nationwide Investor Destinations Conservative	Nationwide Mid Cap Growth Leaders	Nationwide Technology and Communications	Nationwide Emerging Markets	Nationwide International Growth

U.S. common stocks	Y	Y			Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Preferred stocks	Y				Y						Y	Y	Y	Y

Small company stocks	Y	Y			Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Special situation companies	Y	Y			Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Illiquid securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Restricted securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

When-issued/delayed-delivery	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
securities

Investment companies	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Real estate investment trusts (REITS)	Y	Y			Y						Y	Y	Y	Y

Securities of foreign issuers	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Depositary receipts	Y	Y			Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Securities from developing		Y			Y						Y	Y	Y	Y
countries/emerging markets

Convertible securities	Y	Y			Y						Y	Y	Y	Y

Long-term debt	Y	Y	Y	Y		Y	Y	Y	Y	Y			Y	Y

Long-term debt when originally	Y	Y	Y	Y		Y	Y	Y	Y	Y			Y	Y
issued but with 397 days or less
remaining to maturity

Short-term debt	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Floating and variable rate securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Zero coupon securities			Y	Y									Y	Y

Pay-in-kind bonds													Y	Y

Deferred payment securities	Y												Y	Y

Non-investment grade debt													Y	Y

Loan participations and assignments	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Sovereign debt (foreign)	Y	Y	Y	Y		Y	Y	Y	Y	Y	Y		Y	Y
(denominated in U.S. $)

Foreign commercial paper)			Y	Y		Y	Y	Y	Y	Y			Y	Y
(denominated in U.S. $)

Duration			Y	Y		Y	Y	Y	Y	Y			Y	Y

U.S. government securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Money market instruments	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Type of Investment or Technique	Nationwide Worldwide Leaders	Nationwide U. S. Growth Leaders	Nationwide Global Financial Services	Nationwide Global Utilities	Nationwide Leaders	Nationwide Micro Cap Equity	Nationwide Mid Cap Growth	Nationwide U. S. Growth Leaders Long - Short	NorthPointe Small Cap Growth

U.S. common stocks	Y	Y	Y	Y	Y	Y	Y	Y	Y

Preferred stocks	Y	Y	Y	Y	Y		Y	Y

Small company stocks	Y	Y	Y	Y	Y	Y	Y	Y	Y

Special situation companies	Y	Y	Y	Y	Y	Y	Y	Y	Y

Illiquid securities	Y	Y	Y	Y	Y	Y	Y	Y	Y

Restricted securities	Y	Y	Y	Y	Y	Y	Y	Y	Y

When-issued / delayed-delivery securities	Y	Y	Y	Y	Y	Y	Y	Y	Y

Investment companies	Y	Y	Y	Y	Y	Y	Y	Y	Y

Real estate investment trusts (REITS)	Y		Y	Y		Y	Y		Y

Securities of foreign issuers	Y	Y	Y	Y	Y	Y	Y		Y

Depositary receipts	Y	Y	Y	Y	Y	Y	Y	Y	Y

Securities from developing countries/	Y	Y	Y	Y
emerging markets

Convertible securities	Y	Y	Y	Y	Y		Y	Y

Long-term debt		Y	Y	Y

Long-term debt when originally issued, but		Y	Y	Y	Y			Y
with 397 days or less remaining to
maturity

Short-term debt	Y	Y	Y	Y	Y	Y	Y	Y	Y

Floating and variable rate securities	Y	Y	Y	Y	Y	Y	Y	Y	Y

Zero coupon securities			Y	Y

Pay-in-kind bonds

Deferred payment securities			Y	Y

Non-investment grade debt		Y

Loan participations and assignments	Y	Y	Y	Y	Y	Y	Y	Y	Y

Sovereign debt(foreign)(denominated in	Y
U.S. $)

Foreign commercial paper (denominated in	Y				Y		Y
U.S. $)

Duration	Y

U.S. government securities	Y	Y	Y	Y	Y	Y	Y	Y	Y

Money market instruments	Y	Y	Y	Y	Y	Y	Y	Y	Y

Type of Investment or Technique	Nationwide Optimal Allocations: Growth	Nationwide Optimal Allocations: Moderate Growth	Nationwide Optimal Allocations: Moderate	Nationwide Optimal Allocations: Specialty	Nationwide Optimal Allocations: Defensive	Nationwide China Opportunities	Nationwide Natural Resources	Nationwide Small Cap Leaders

U.S. common stocks	Y	Y	Y	Y	Y	Y	Y	Y

Preferred stocks	Y	Y	Y	Y	Y	Y	Y	Y

Small company stocks	Y	Y	Y	Y	Y	Y	Y	Y

Special situation companies	Y	Y	Y	Y	Y	Y	Y	Y

Illiquid securities	Y	Y	Y	Y	Y	Y	Y	Y

Restricted securities	Y	Y	Y	Y	Y	Y	Y

When-issued / delayed-delivery securities	Y	Y	Y	Y	Y	Y	Y	Y

Investment companies	Y	Y	Y	Y	Y	Y	Y	Y

Real estate investment trusts (REITS)	Y	Y	Y	Y	Y	Y	Y	Y

Securities of foreign issuers	Y	Y	Y	Y	Y	Y	Y	Y

Depositary receipts	Y	Y	Y	Y	Y	Y	Y	Y

Securities from developing countries/emerging	Y	Y	Y	Y	Y	Y	Y
markets

Convertible securities	Y	Y	Y	Y	Y	Y	Y

Long-term debt	Y	Y	Y	Y	Y	Y	Y

Long-term debt when originally issued but	Y	Y	Y	Y	Y	Y	Y
with 397 days or less remaining to maturity

Short-term debt	Y	Y	Y	Y	Y	Y	Y

Floating and variable rate securities	Y	Y	Y	Y	Y	Y	Y

Zero coupon securities	Y	Y	Y	Y	Y

Pay-in-kind bonds					Y

Deferred payment securities					Y

Non-investment grade debt	Y	Y	Y	Y	Y

Loan participations and assignments	Y	Y	Y	Y	Y	Y	Y

Sovereign debt (foreign) (denominated in U.S.	Y	Y	Y	Y	Y	Y
$)

Foreign commercial paper (denominated in	Y	Y	Y	Y	Y		Y
U.S. $)

Duration	Y	Y	Y	Y	Y

U.S. government securities	Y	Y	Y	Y	Y	Y	Y

Money market instruments	Y	Y	Y	Y	Y	Y	Y	Y

Type of Investment or Technique	Nationwide Growth	Nationwide	Nationwide Bond	Nationwide Tax - Free Income	Nationwide Government Bond	Nationwide Money Market	Nationwide S&P 500 Index	Nationwide Value Opportunities	Nationwide Health Sciences	Nationwide Small Cap Index	Nationwide Mid Cap Market Index	Nationwide International Index	Nationwide Bond Index

Mortgage-backed securities			Y	Y	Y	Y							Y

Stripped mortgage securities			Y		Y								Y

Collateralized mortgage obligations			Y		Y								Y

Mortgage dollar rolls					Y								Y

Asset-backed securities	Y	Y	Y	Y	Y	Y							Y

Bank and/or Savings and Loan obligations	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Repurchase agreements	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Derivatives	Y	Y	Y	Y		Y	Y	Y	Y	Y	Y	Y	Y

Reverse repurchase agreements	Y	Y	Y	Y			Y	Y	Y	Y	Y	Y	Y

Warrants	Y	Y						Y	Y

Futures	Y	Y					Y	Y	Y	Y	Y	Y	Y

Options	Y	Y	Y	Y			Y	Y	Y	Y	Y	Y	Y

Foreign currencies								Y	Y			Y

Forward currency contracts							Y	Y	Y			Y

Borrowing money	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Lending portfolio securities	Y	Y	Y	Y	Y		Y	Y	Y	Y	Y	Y	Y

Investment of securities lending collateral	Y	Y	Y	Y	Y		Y	Y	Y	Y	Y	Y	Y

Short sales	Y						Y	Y	Y	Y	Y	Y	Y

Participation Interests

Swap Agreements	Y	Y	Y				Y	Y		Y	Y	Y	Y

Credit Default Swaps			Y

Wrap Contracts

Indexed securities	Y	Y					Y			Y	Y	Y	Y

Strip Bonds			Y		Y

Put Bonds			Y	Y

Private Activity and Industrial Development
Bonds

Custodial Receipts

Nationwide Contract

Extendable Commercial Notes						Y

Standby Commitment Agreements													Y

Municipal Securities				Y		Y

Equity Linked Notes

Exchange Traded Funds

Type of Investment or Technique	Nationwide Large Cap Value	Nationwide Small Cap	Nationwide Short Duration Bond Nationwide Enhanced Income		NorthPointe Small Cap Value	Nationwide Investor Destinations Aggressive	Nationwide Investor Destinations Moderately Aggressive	Nationwide Investor Destinations Moderate	Nationwide Investor Destinations Moderately Conservative	Nationwide Investor Destinations Conservative	Nationwide Mid Cap Growth Leaders	Nationwide Technology and Communications	Nationwide Emerging Markets	Nationwide International Growth

Mortgage-backed securities			Y	Y		Y	Y	Y	Y	Y			Y	Y

Stripped mortgage securities			Y	Y

Collateralized mortgage			Y	Y		Y	Y	Y	Y	Y
obligations

Mortgage dollar rolls			Y	Y		Y	Y	Y	Y	Y

Asset-backed securities			Y	Y		Y	Y	Y	Y	Y	Y

Bank and/or Savings and Loan	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
obligations

Repurchase agreements	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Derivatives	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Reverse repurchase agreements	Y	Y	Y	Y	Y						Y	Y	Y	Y

Warrants	Y	Y			Y						Y	Y	Y	Y

Futures	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Options	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Foreign currencies					Y	Y	Y	Y	Y	Y		Y	Y	Y

Forward currency contracts		Y			Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Borrowing money	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Lending portfolio securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Investment of securities lending	Y	Y	Y	Y	Y						Y	Y	Y	Y
collateral

Short sales						Y	Y	Y	Y	Y	Y	Y	Y	Y

Participation Interests

Swap Agreements	Y		Y			Y	Y	Y	Y	Y

Credit Default Swaps

Wrap Contracts

Indexed securities			Y	Y		Y	Y	Y	Y	Y

Strip Bonds

Put Bonds

Private Activity and Industrial
Development Bonds

Custodial Receipts

Nationwide Contract							Y	Y	Y	Y

Extendable Commercial Notes						Y	Y	Y	Y	Y

Standby Commitment
Agreements

Municipal Securities
Equity Linked Notes
Exchange Traded Funds

Type of Investment or Technique	Nationwide Worldwide Leaders	Nationwide U. S. Growth Leaders	Nationwide Global Financial Services	Nationwide Global Utilities	Nationwide Leaders	Nationwide Micro Cap Equity	Nationwide Mid Cap Growth	Nationwide U. S. Growth Leaders Long - Short	NorthPointe Small Cap Growth

Mortgage-backed securities		Y

Stripped mortgage securities

Collateralized mortgage obligations

Mortgage dollar rolls

Asset-backed securities		Y

Bank and/or Savings and Loan	Y	Y	Y	Y	Y	Y	Y	Y	Y
obligations

Repurchase agreements	Y	Y	Y	Y	Y	Y	Y	Y	Y

Derivatives	Y	Y	Y	Y	Y	Y	Y	Y	Y

Reverse repurchase agreements	Y	Y	Y	Y	Y	Y	Y	Y	Y

Warrants	Y	Y	Y	Y	Y	Y	Y	Y	Y

Futures	Y	Y	Y	Y	Y	Y	Y	Y	Y

Options	Y	Y	Y	Y	Y	Y	Y	Y	Y

Foreign currencies	Y	Y	Y	Y		Y	Y	Y	Y

Forward currency contracts	Y	Y	Y	Y		Y	Y	Y	Y

Borrowing money	Y	Y	Y	Y	Y	Y	Y	Y	Y

Lending portfolio securities	Y	Y	Y	Y	Y	Y	Y	Y	Y

Investment of securities lending	Y	Y	Y	Y	Y	Y	Y	Y	Y
collateral

Short sales	Y		Y	Y		Y	Y	Y	Y

Participation Interests

Swap Agreements		Y					Y	Y

Credit Default Swaps

Wrap Contracts

Indexed securities		Y			Y	Y	Y	Y	Y

Strip Bonds

Put Bonds

Private Activity and Industrial
Development Bonds

Custodial Receipts

Nationwide Contract

Extendable Commercial Notes

Standby Commitment Agreements

Municipal Securities

Equity Linked Notes

Exchange Traded Funds

Type of Investment or Technique	Nationwide Optimal Allocations: Growth	Nationwide Optimal Allocations: Moderate Growth	Nationwide Optimal Allocations: Moderate	Nationwide Optimal Allocations: Specialty	Nationwide Optimal Allocations: Defensive	Nationwide China Opportunities	Nationwide Natural Resources	Nationwide Small Cap Leaders

Mortgage-backed securities	Y	Y	Y	Y	Y

Stripped mortgage securities					Y

Collateralized mortgage obligations		Y	Y	Y	Y

Mortgage dollar rolls	Y	Y	Y	Y	Y

Asset-backed securities	Y	Y	Y	Y	Y		Y

Bank and/or Savings and Loan obligations	Y	Y	Y	Y	Y	Y	Y

Repurchase agreements	Y	Y	Y	Y	Y	Y	Y	Y

Derivatives	Y	Y	Y	Y	Y	Y	Y	Y

Reverse repurchase agreements	Y	Y	Y	Y	Y	Y	Y	Y

Warrants	Y	Y	Y	Y	Y	Y	Y	Y

Futures	Y	Y	Y	Y	Y	Y	Y	Y

Options	Y	Y	Y	Y	Y	Y	Y	Y

Foreign currencies	Y	Y	Y	Y	Y	Y	Y

Forward currency contracts	Y	Y	Y	Y	Y	Y	Y

Borrowing money	Y	Y	Y	Y	Y	Y	Y

Lending portfolio securities	Y	Y	Y	Y	Y	Y	Y	Y

Investment of securities lending collateral	Y	Y	Y	Y	Y	Y	Y

Short sales	Y	Y	Y	Y	Y	Y	Y

Participation Interests

Swap Agreements	Y	Y	Y	Y	Y		Y

Credit Default Swaps					Y		Y

Wrap Contracts

Indexed securities	Y	Y	Y	Y	Y	Y	Y	Y

Strip Bonds					Y

Put Bonds					Y

Private Activity and Industrial Development
Bonds

Custodial Receipts					Y

Nationwide Contract

Extendable Commercial Notes	Y	Y	Y	Y	Y		Y

Standby Commitment Agreements

Municipal Securities

Equity Linked Notes						Y

Exchange Traded Funds	Y	Y	Y	Y	Y

DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

The Index Funds

     The Nationwide Small Cap Index Fund, Nationwide S&P 500 Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund will be referred to herein, collectively, as the “Index Funds.”

     S&P 500 Index Fund. The investment objective of the S&P 500 Index Fund is to seek to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500® Index”). There can be no assurance that the investment objective of the Fund will be achieved.

     Small Cap Index Fund. The investment objective of the Small Cap Index Fund is to match the performance of the Russell 2000® Index (the “Russell 2000”) as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

     Mid Cap Market Index Fund. The investment objective of the Mid Cap Market Index Fund is to match the performance of the Standard & Poor’s Mid Cap 400® Index (the “S&P 400®”) as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

     Bond Index Fund. The investment objective of the Bond Index Fund is to match the performance of the Lehman Brothers Aggregate Bond Index (the “Aggregate Bond Index”) as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

     International Index Fund. The investment objective of the International Index Fund is to match the performance of the Morgan Stanley Capital International EAFE® Capitalization Weighted Index (the “EAFE Index”) as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

     About Indexing. The Index Funds are not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, each Index Fund, utilizing essentially a “passive” or “indexing” investment approach, seeks to replicate, before each Fund’s expenses (which can be expected to reduce the total return of the Fund), the total return of its respective index.

     Indexing and Managing the Funds. Each Index Fund will be substantially invested in securities in the applicable index, and will invest at least 80% of its net assets in securities or other financial instruments which are contained in or correlated with securities in the applicable index (equity securities, in the case of the Small Cap Index Fund, Mid Cap Market Index Fund and International Index Fund, S&P 500 Index Fund, and fixed-income securities in the case of the Bond Index Fund).

     Because each Index Fund seeks to replicate the total return of its respective index, BlackRock Investment Management, LLC (“BlackRock”), subadviser to each Index Fund, generally will not attempt to judge the merits of any particular security as an investment but will seek only to replicate the total return of the securities in the relevant index. However, BlackRock may omit or remove a security which is included in an index from the portfolio of an Index Fund if, following objective criteria, BlackRock judges the security to be insufficiently liquid, believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions, or determines that the security is no longer useful in attempting to replicate the total return of the index.

     BlackRock may acquire certain financial instruments based upon individual securities or based upon or consisting of one or more baskets of securities (which basket may be based upon a target index). Certain of these instruments may represent an indirect ownership interest in such securities or baskets. Others may provide for the payment to an Index Fund or by an Index Fund of amounts based upon the performance (positive, negative or both) of a particular security or basket. BlackRock will select such instruments when it believes that the use of the instrument will correlate substantially with the expected total return of a target security or index. In connection with the use of such instruments, BlackRock may enter into short sales in an effort to adjust the weightings of particular securities represented in the basket to more accurately reflect such securities weightings in the target index.

     The ability of each Index Fund to satisfy its investment objective depends to some extent on BlackRock’s ability to manage cash flow (primarily from purchases and redemptions and distributions from the Fund’s investments). BlackRock will make investment changes to an Index Fund’s portfolio to accommodate cash flow while continuing to seek to replicate the total return of the target index. Investors should also be aware that the investment performance of each index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Index Funds.

     Each Index Fund’s ability to replicate the total return of its respective index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Index Fund, taxes (including foreign withholding taxes, which will affect the International Index Fund and the Bond Index Fund due to foreign tax withholding practices), and changes in either the composition of the index or the assets of an Index Fund. In addition, each Index Fund’s total return will be affected by incremental operating costs (e.g., investment advisory, transfer agency, accounting) that will be borne by the Fund. Under normal circumstances, it is anticipated that each Index Fund’s total return over periods of one year and longer will, on a gross basis and before taking into account Fund expenses, be within 10 basis points for the S&P 500 Index Fund (a basis point is one one-hundredth of one percent (0.01%)), 100 basis points for the Small Cap Index Fund, 150 basis points for the Mid Cap Market Index Fund, 50 basis points for the International Index Fund, and 50 basis points for the Bond Index Fund, of the total return of the applicable indices. There can be no assurance, however, that these levels of correlation will be achieved. In the event that this correlation is not achieved over time, the Trustees will consider alternative strategies for the Funds.

The Funds of Funds

     Each of the Investor Destinations Funds and the Optimal Allocations Funds is a “fund of funds,” which means that each such Fund invests primarily in other mutual funds. The Prospectuses for the Funds of Funds discuss the investment objectives and strategies for such Funds and explains the types of underlying mutual funds (the “Underlying Funds”) in which each Fund of Funds may invest. Underlying Funds invest in stocks, bonds and other securities and reflect varying amounts of potential investment risk and reward. Each Fund of Funds allocates its assets among the different Underlying Funds, and each of the Investor Destinations Funds – except for the Investor Destinations Aggressive Fund currently – invests in the Nationwide Contract (described in more detail below). Periodically, each Fund of Funds will adjust its asset allocation target ranges to ensure broad diversification and to adjust to changes in market conditions.

Information Concerning Duration

     Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of “term to maturity” or “average dollar weighted maturity” as measures of “volatility” or “risk” associated with changes in interest rates. Duration incorporates a security’s yield, coupon interest payments, final maturity and call features into one measure.

     Most debt obligations provide interest (“coupon”) payments in addition to final (“par”) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

     Traditionally, a debt security’s “term-to-maturity” has been used as a measure of the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term-to-maturity” measures only the time until a debt security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity “weighted” according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

     There are some situations where the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities’ interest rate exposure. In these and other similar situations, a Fund’s investment adviser or subadviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.

     The change in market value of U.S. government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

Debt Obligations

     Debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on its obligations when due (“credit risk”) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).

     Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Rating Group (“Standard & Poor’s”) or Moody’s Investor Services (“Moody’s”). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of a Fund’s adviser or subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered is the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer’s capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

     Subsequent to its purchase by a Fund, an issuer of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issuer to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund’s adviser or subadviser will consider such events in its determination of whether the Fund should continue to hold the securities.

     In addition, to the extent that the ratings change as a result of changes in an NRSRO or its rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

     Medium-Quality Securities. Certain Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

     Lower Quality (High-Risk) Securities. Non-investment grade debt or lower quality/rated securities, a.k.a. junk bonds (hereinafter referred to as “lower-quality securities”) include (i) bonds rated as low as C by Moody’s, Standard & Poor’s, or Fitch, Inc. (“Fitch”), (ii) commercial paper rated as low as C by Standard & Poor’s, Not Prime by Moody’s or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower-quality securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

     Effect of Interest Rates and Economic Changes. Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities also because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund’s net asset value.

     As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund’s net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.

     Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

     Liquidity and Valuation. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund’s net asset value and ability to dispose of particular securities, when necessary to meet such Fund’s liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund’s portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

     U.S. Government Securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

  The Federal Housing Administration and the Farmers Home Administration;
  The Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;
  The Federal Home Loan Banks, whose securities are supported only by the credit of such agency;
  The Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives; and
  The Federal Home Loan Mortgage Corporation (“FHLMC”) and the Federal National Mortgage Association (“FNMA”), whose securities are supported only by the credit of such agencies and are not guaranteed by the U.S. government. However, the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing limited amounts of their respective obligations.

     Although the U.S. government or it agencies provide financial support to such entities, no assurance can be given that they will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of STRIPS, the Fund will not receive regular interest payments. Instead STRIPS are sold at a deep discount from their face value. Because the principal portion of the STRIPS does not pay current income, its price can be volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIPS’ purchase price and its face value.

     Mortgage- and Asset-Backed Securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities come in different forms. The simplest form of mortgage-backed securities is pass-through certificates. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, “private lenders”). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of nongovernmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, over-collateralization, or guarantees by third parties. There is no guarantee that these credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. Additionally, mortgage-backed securities purchased from private lenders are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors.

Without an active trading market, mortgage-backed securities held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loan.

     Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

     Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit enhancement falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

     The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experienced on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities will meet their obligations under the relevant policies or other forms of credit enhancement.

     Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and “over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

     Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

     The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

     Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund’s net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

     There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather the underlying assets are often consumer or commercial debt contracts such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. However, almost any type of fixed income assets may be used to create an asset-backed security, including other fixed income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. Asset-backed securities though present certain risks that are not presented by mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Asset-based securities may not have the benefit of any security interest in the related asset.

     Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities. CMOs are a more complex form of mortgage-backed security in that they are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. As a result of changes prompted by the 1986 Tax Reform Act, most CMOs are today issued as Real Estate Mortgage Investment Conduits (“REMICs”). From the perspective of the investor, REMICs and CMOs are virtually indistinguishable. However, REMICs differ from CMOs in that REMICs provide certain tax advantages for the issuer of the obligation. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (collectively hereinafter referred to as “Mortgage Assets”). Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities.

     Often, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

     In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

     A Fund may also invest in, among others types of CMOs, parallel pay CMOs and Planned Amortization Class CMOs (“PAC Bonds”). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

     Stripped Mortgage Securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

     Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a NRSRO.

     In addition to the stripped mortgage securities described above, certain Funds may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Such Funds may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. See “Additional General Tax Information For All Funds” in this SAI.

     A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

     Private Activity and Industrial Development Bonds. Private activity and industrial development bonds are obligations issued by or on behalf of public authorities to raise money to finance various privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking, and sewage and solid waste disposal facilities, as well as certain other facilities or projects. The payment of the principal and interest on such bonds is generally dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

     Put Bonds. “Put” bonds are securities (including securities with variable interest rates) that may be sold back to the issuer of the security at face value at the option of the holder prior to their stated maturity. The Fund’s adviser or a subadviser intends to purchase only those put bonds for which the put option is an integral part of the security as originally issued. The option to “put” the bond back to the issuer prior to the stated final maturity can cushion the price decline of the bond in a rising interest rate environment. However, the premium paid, if any, for an option to put will have the effect of reducing the yield otherwise payable on the underlying security. For the purpose of determining the “maturity” of securities purchased subject to an option to put, and for the purpose of determining the dollar weighted average maturity of a Fund holding such securities, the Fund will consider “maturity” to be the first date on which it has the right to demand payment from the issuer.

     Brady Bonds. Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the “World Bank”) and the International Monetary Fund (the “IMF”). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as “Brady Bonds.” Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements that enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country’s economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund’s adviser or subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady

Bonds an attractive opportunity for investment. However, there can be no assurance that the adviser or the subadviser’s expectations with respect to Brady Bonds will be realized.

     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Certain sovereign bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. The U.S. Treasury bonds purchased as collateral for such Brady Bonds are financed by the IMF, the World Bank and the debtor nations’ reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and, for payment of interest and (except in the case of principal collateralized Brady Bonds) principal, will be relying primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

     Municipal Securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are deemed to be municipal securities, only if the interest paid thereon is exempt from federal taxes. The Nationwide Tax-Free Income Fund will invest primarily in municipal securities. In addition, the Nationwide Money Market Fund may invest in municipal securities whether or not the interest paid is tax exempt as long as the securities are acceptable investments for money market funds.

     Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Nationwide Tax-Free Income Fund may invest in other types of tax-exempt instruments, such as municipal bonds, private activity bonds, and pollution control bonds.

     Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

     The two principal classifications of municipal securities consist of “general obligation” and “revenue” issues. The Nationwide Tax-Free Income Fund may also acquire “moral obligation” issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The adviser will consider such an event in determining whether a Fund should continue to hold the obligation.

     An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

     Strip Bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest paying securities of comparable maturity.

     Custodial Receipts. Certain Funds may acquire U.S. government securities and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRs”) and “Certificate of Accrual on Treasury Securities” (“CATS”). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government securities for federal tax and securities purposes. In the case of CATS and TIGRs, the Internal Revenue Service (“IRS”) has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Funds. CATS and TIGRs are not considered U.S. government securities by the Staff of the Securities and Exchange Commission (the “SEC”), however. Further, the IRS conclusion is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Funds. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

     TIPS Bonds. TIPS are fixed-income securities issued by the U.S. Treasury whose principal value is periodically adjusted according to the rate of inflation. The U.S. Treasury uses a structure that accrues inflation into the principal value of the bond. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. TIPS bonds typically pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%) . If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%) .

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Money Market Instruments

Money market instruments may include the following types of instruments:

  obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;
  obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;
  obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;
  asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any NRSRO;
  repurchase agreements;
  bank or savings and loan obligations;
  commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by foreign governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by a NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;
  bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower;
  high quality short-term (maturity in 397 days or less) corporate obligations, rated within the top two rating categories by a NRSRO or, if not rated, deemed to be of comparable quality by the applicable adviser or subadviser;
  extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options forlending, these notes may be considered illiquid, particularly during the extension period, and if theextendable commercial notes are determined to be illiquid, the Nationwide Money Market Fund willbe limited to holding no more than 10% of its net assets in these and any other illiquid securities; and
  unrated short-term (maturing in 397 days or less) debt obligations that are determined by a Fund’s adviser to be of comparable quality to the securities described above.

Extendable Commercial Notes

     The Nationwide Money Market Fund may invest in extendable commercial notes (ECNs). ECNs may serve as an alternative to traditional commercial paper investments. ECNs are corporate notes which are issued at a discount and structured such that, while the note has an initial redemption date (the initial redemption date is no more than 90 days from the date of issue) upon which the notes will be redeemed, the issuer on the initial redemption date may extend the repayment of the notes for up to 397 days from the date of issue without seeking note holder consent. In the event the ECN is redeemed by the issuer on its initial redemption date, investors receive a premium step-up rate, which is based on the ECNs rating at the time. If the notes are not redeemed on the initial redemption date, they will bear interest from the initial redemption date to the maturity date of the note at a floating rate of interest (this interest serves as a penalty yield for the issuer and a premium paid to the investor).

     The ability of the issuer to exercise its option to extend the ECN beyond the initial redemption date can expose investors to interest rate risks, liquidity risks, credit risks and mark-to-market risks. Proponents of ECNs, however, argue that the punitive interest rate which applies if the ECN is extended beyond its initial redemption date will discourage issuers from extending the notes. Proponents further argue that the reputation risk associated with the decision to extend an ECN obligation will prevent issuers from extending the notes, provided that the issuer is not in extreme financial distress. The Nationwide Money Market Fund will perform due diligence from both a credit and portfolio structure perspective before investing in ECNs.

Repurchase Agreements

     In connection with the purchase by a Fund of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers, the Fund’s custodian, or a subcustodian, will have custody of, and will segregate securities acquired by the Fund under such repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which the Fund may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund’s adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

Bank Obligations

     Bank obligations that may be purchased by the Funds include certificates of deposit, bankers’ acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

     Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.

     Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

     Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks and other risks associated with foreign investments. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issuers in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

When-Issued Securities and Delayed-Delivery Transactions

     When securities are purchased on a “when-issued” basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund’s outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

     When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will earmark or set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will earmark or set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to earmark or place additional assets in the segregated assets in order to ensure that the value of the account remains equal to the amount of such Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will earmark or set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund’s liquidity and the ability of its adviser or subadviser to manage it might be affected in the event its commitments to purchase “when-issued” securities ever exceed 25% of the value of its total assets. Under normal market conditions, however, a Fund’s commitment to purchase “when-issued” or “delayed-delivery” securities will not exceed 25% of the value of its total assets. When a Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Standby Commitment Agreements

     These agreements commit a Fund, for a stated period of time, to purchase a stated amount of fixed income securities that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. Funds enter into such agreements for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to the Fund.

     There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from appreciation in the value of the security during the commitment period if the security is not ultimately issued.

     The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of a Fund’s net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

Lending Portfolio Securities

     Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives collateral, with respect to each loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and, with respect to each loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark to market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned. By lending its portfolio securities, a Fund can increase its income through the investment of the collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, a Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a “placing broker,” a part of the interest earned from the investment of collateral received for securities loaned.

     The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive from the borrower collateral equal to at least 100% of the value of the portfolio securities loaned; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund’s board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan.

     Investment of Securities Lending Collateral. The collateral received from a borrower as a result of a Fund’s securities lending activities will be used to purchase both fixed-income securities and other securities with debt-like characteristics that are rated A1 or P1 on a fixed rate or floating rate basis, including: bank obligations; commercial paper; investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company; loan participations; master notes; medium term notes; repurchase agreements; and U.S. government securities. Except for the investment agreements, funding agreements or guaranteed investment contracts guaranteed by an insurance company, master notes, and medium term notes (which are described below), these types of investments are described elsewhere in the SAI. Collateral may also be invested in a money market mutual fund or short-term collective investment trust.

     Investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company are agreements where an insurance company either provides for the investment of the Fund’s assets or provides for a minimum guaranteed rate of return to the investor.

     Master notes are promissory notes issued usually with large, creditworthy broker-dealers on either a fixed rate or floating rate basis. Master notes may or may not be collateralized by underlying securities. If the master note is issued by an unrated subsidiary of a broker-dealer, then an unconditional guarantee is provided by the issuer’s parent.

     Medium term notes are unsecured, continuously offered corporate debt obligations. Although medium term notes may be offered with a maturity from one to ten years, in the context of securities lending collateral, the maturity of the medium term note will not generally exceed two years.

Indexed Securities

     Certain Funds may invest in securities whose potential return is based on the change in particular measurements of value or rates (an “index”). As an illustration, the Funds may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index.

Small Company and Emerging Growth Stocks

     Investing in securities of small-sized, including micro-capitalization companies and emerging growth companies, may involve greater risks than investing in the stocks of larger, more established companies, including possible risk of loss. Also, because these securities may have limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.

Special Situation Companies

     “Special situation companies” include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The adviser or subadviser of such a Fund believes, however, that if it analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

Foreign Securities

     Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which typically are not associated with investing in United States securities. Since investments in foreign companies will frequently be denominated in the currencies of foreign countries (these securities are translated into U.S. dollars on a daily basis in order to value a Fund’s shares), and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Expropriation of assets refers to the possibility that a country’s laws will prohibit the return to the United States of any monies, which a Fund has invested in the country. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

     Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

     Investment in Companies in Developing Countries. Investments may be made from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

     The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries’ securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund’s ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund’s inability to dispose fully and promptly of positions in declining markets will cause the Fund’s net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

     Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund’s investments in those countries and the availability to the Fund of additional investments in those countries.

     Economies of developing countries may differ favorably or unfavorably from the United States’ economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

     Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

     Depositary Receipts. A Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

     A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

     A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

     Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

     Foreign Sovereign Debt. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

     Equity Linked Notes. An equity-linked note is a note whose performance is tied to a single stock or a basket of stocks. Upon the maturity of the note, generally the holder receives a return of principal based on the capital appreciation of the underlying linked securities. The terms of an equity-linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Equity-linked notes will be considered equity securities for purposes of a Fund’s investment objective and strategies.

     The price of an equity-linked note is derived from the value of the underlying linked securities. The level and type of risk involved in the purchase of an equity-linked note by a Fund is similar to the risk involved in the purchase of the underlying security or other emerging market securities. Such notes therefore may be considered to have speculative elements. However, equity-linked notes are also dependent on the individual credit of the issuer of the note, which may be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, the Fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note.

     Equity-linked notes are often privately placed and may not be rated, in which case a Fund will be more dependent on the ability of the Fund’s adviser or subadviser to evaluate the creditworthiness of the issuer, the underlying security, any collateral features of the note, and the potential for loss due to market and other factors. Ratings of issuers of equity-linked notes refer only to the creditworthiness of the issuer and strength of related collateral arrangements or other credit supports, and do not take into account, or attempt to rate, any potential risks of the underlying linked securities. Depending upon the law of the jurisdiction in which an issuer is organized and the note is issued, in the event of default, the Fund may incur additional expenses in seeking recovery under an equity-linked note, and may have more limited methods of legal recourse in attempting to do so.

     As with any investment, the Fund can lose the entire amount it has invested in an equity-linked note. The secondary market for equity-linked notes may be limited. The lack of a liquid secondary market may have an adverse effect on the ability of a Fund to accurately value the equity-linked note in its portfolio, and may make disposal of such securities more difficult for the Fund.

Foreign Commercial Paper

     A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper either for hedging purposes or in order to seek investment gain. The Funds believe that such investments do not involve the creation of a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

Real Estate Investment Trusts

     Although no Fund will invest in real estate directly, certain Funds may invest in securities of real estate investment trusts (“REITs”) and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

     REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of equity REITs and mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”).

Convertible Securities

     Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

     A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, some convertible securities typically are rated below investment grade or are not rated, depending on the general creditworthiness of the issuer.

     Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer’s common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations then conventional convertible securities. For more information about zero coupon securities generally, see “Zero Coupon Securities, Pay-In-Kind Bonds (“PIK Bonds”) and Deferred Payment Securities” below.

Warrants

     Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Preferred Stock

     Preferred stocks, like some debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders of common stock receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Interests in Publicly Traded Limited Partnerships

     Those Funds that invest in U.S. common stock may also invest in interests in publicly traded limited partnerships (limited partnership interests or units) which represent equity interests in the assets and earnings of the partnership’s trade or business. Unlike common stock in a corporation, limited partnership interests have limited or no voting rights. However, many of the risks of investing in common stocks are still applicable to investments in limited partnership interests. In addition, limited partnership interests are subject to risks not present in common stock. For example, interest income generated from limited partnerships deemed not to be ‘publicly traded’ will not be considered ‘qualifying income’ under the Code and may trigger adverse tax consequences. Also, since publicly traded limited partnerships are a less common form of organizational structure than corporations, the limited partnership units may be less liquid than publicly traded common stock. Also, because of the difference in organizational structure, the fair value of limited partnership units in a Fund’s portfolio may be based either upon the current market price of such units, or if there is no current market price, upon the pro rata value of the underlying assets of the partnership. Limited partnership units also have the risk that the limited partnership might, under certain circumstances, be treated as a general partnership giving rise to broader liability exposure to the limited partners for activities of the partnership. Further, the general partners of a limited partnership may be able to significantly change the business or asset structure of a limited partnership without the limited partners having any ability to disapprove any such changes. In certain limited partnerships, limited partners may also be required to return distributions previously made in the event that excess distributions have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.

Short Selling of Securities

     In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities “borrowed” from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a premium and/or interest which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. In addition, the broker may require the deposit of collateral (generally, up to 50% of the value of the securities sold short).

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any premium or interest the Fund may be required to pay in connection with the short sale. When a cash dividend is declared on a security for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. However, any such dividend on a security sold short generally reduces the market value of the shorted security, thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on its short-sale transaction. Whether a Fund will be successful in utilizing a short sale will depend, in part, on a Fund’s adviser’s or subadviser’s ability to correctly predict whether the price of a security it borrows to sell short will decrease.

     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must segregate or earmark an amount of cash or other liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker to meet margin requirements in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis segregated or earmarked liquid assets at such a level that the amount segregated or earmarked plus the amount of collateral deposited with the broker as margin equals the current market value of the securities sold short.

     A Fund also may engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale “against the box.” The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such case, any future losses in the Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box. For tax purposes a Fund that enters into a short sale “against the box” may be treated as having made a constructive sale of an “appreciated financial position” causing the Fund to realize a gain (but not a loss).

Restricted, Non-Publicly Traded and Illiquid Securities

     A Fund may not invest more than 15% (10% for the Nationwide Money Market Fund) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. The Funds typically do not hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A Fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

     Any such restricted securities will be considered to be illiquid for purposes of a Fund’s limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund’s adviser or subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund’s level of illiquidity may increase.

     Some Funds may sell over-the-counter (“OTC”) options and, in connection therewith, earmark or segregate assets to cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     The Fund’s applicable adviser or subadviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     Private Placement Commercial Paper. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as an accredited investor.

     Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the Fund’s adviser or subadviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

Borrowing

     A Fund may borrow money from banks, limited by each Fund’s fundamental investment restriction (generally, 33-1/3% of its total assets (including the amount borrowed)), including borrowings for temporary or emergency purposes. A Fund may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing unless the Fund covers its exposure by segregating or earmarking liquid assets.

     Leverage. The use of leverage by a Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on an Index Fund’s portfolio. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to a Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the applicable Fund’s adviser or subadviser in its best judgment nevertheless may determine to maintain a Fund’s leveraged position if it expects that the benefits to the Fund’s shareholders of maintaining the leveraged position will outweigh the current reduced return.

     Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the Fund’s adviser or subadviser from managing a Fund’s portfolio in accordance with the Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

     An Index Fund at times may borrow from affiliates of BlackRock, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

Derivative Instruments

     A Fund’s adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward contracts, swaps and structured contracts, to hedge a Fund’s portfolio, for risk management, for obtaining exposure to a particular security or group of securities without actually purchasing such security or group of securities, or for any other permissible purposes consistent with the Fund’s investment objective. Derivative instruments are securities or agreements with their values based on the value of an underlying asset (e.g., a security, currency or index) or the level of a reference index.

     Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

     The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission (“CFTC”).

     Special Risks of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

     (1) Successful use of most of these instruments depends upon a Fund’s adviser’s or subadviser’s ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund’s assets being hedged in terms of securities composition.

     (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund’s adviser or subadviser projected a decline in the price of a security in the Fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declines by more than the increase in the price of the security, a Fund could suffer a loss.

     (4) As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (“counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

     For a discussion of the federal income tax treatment of a Fund’s derivative instruments, see “Additional General Tax Information for All Funds” below.

     Options. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under “Restricted, Non-Publicly Traded and Illiquid Securities” above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

     A Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

     A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

     The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

     Transactions using OTC options (other than purchased options) expose a Fund to counterparty risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

     Spread Transactions. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

     Futures Contracts. Certain Funds may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund’s hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund’s adviser or subadviser believes it is more advantageous to a Fund than purchasing the futures contract.

     To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for “bona fide hedging” purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

     A Fund will not enter into futures contracts and related options for other than “bona fide hedging” purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund’s assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund’s exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

     A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

     No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit with the futures broker or in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, “initial margin” consisting of cash, U.S. government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.

     Commodity Futures Contracts. The Nationwide Fund may invest in commodity futures, subject to the 5% limitation described above for all futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

     Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

  Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is investedin futures contracts on that commodity, the value of the futures contract may changeproportionately.
  Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.
  Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices.

     Structured Products. A Fund may use structured products to hedge its portfolio. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

     With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities. See also, “Description of Portfolio Instruments And Investment Policies — Restricted, Non-Publicly Traded and Illiquid Securities.”

     Swap Agreements. A Fund may enter into interest rate, total return, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund’s investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from one or more days to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. “Total return swaps” are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

     The “notional amount” of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a “net basis.” Consequently, a Fund’s obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

     Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund’s adviser’s or subadviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.

     A Fund will enter swap agreements only with counterparties that a Fund’s adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

     Credit Default Swaps. A Fund may enter into credit default swap contracts. A Fund might use credit default swap contracts to limit or to reduce risk exposure of the Fund to defaults of corporate and sovereign issuers (i.e., to reduce risk when the Fund owns or has exposure to such issuers). A Fund also might use credit default swap contracts to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the Fund is not otherwise exposed.

     As the seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract, provided that no event of default (or similar event) occurs. If no event of default (or similar event) occurs, A Fund would keep the stream of payments and would have no payment of obligations. As the seller in a credit default swap contract, a Fund effectively would add economic leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

     As the purchaser in a credit default swap contract, a Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment might expire worthless. It also would involve credit risk – that the seller may fail to satisfy its payment obligations to a Fund in the event of a default (or similar event). As the purchaser in a credit default swap contract, a Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation. At present, the Funds will not act as a seller in a credit default swap contract.

     Foreign Currency-Related Derivative Strategies - Special Considerations. A Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund’s securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

     Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund’s adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.

Forward Currency Contracts

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

     At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a Fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund’s investments denominated in that currency over time.

     A decline in the dollar value of a foreign currency in which a Fund’s securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

     A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

Securities of Investment Companies

     As permitted by the 1940 Act, a Fund may generally invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of a Fund’s total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. Notwithstanding these restrictions, each Fund may invest any amount, pursuant to Rule 12d1-1 of the 1940 Act, in affiliated or unaffiliated investment companies that hold themselves out as “money market funds” and which operate in accordance with Rule 2a-7 of the 1940 Act. Further, as described below, each of the Investor Destinations Funds and Optimal Allocations Funds may invest up to 100% of its assets in other investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

     Each of the Investor Destinations Funds and Optimal Allocations Funds is a “fund-of-funds” that seeks to meet its respective objective by investing in shares of other investment companies. The Trust has obtained an exemptive order from the SEC which generally permits, subject to the conditions stated in the exemptive order, the Investor Destinations Funds and the Optimal Allocations Funds to invest up to 100% of their respective assets in shares of other investment companies.

     SPDRs and other Exchange Traded Funds. A Fund may invest in Standard & Poor’s Depositary Receipts (“SPDRs”) and in shares of other exchange traded funds (collectively, “ETFs”). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor’s Index such as the S&P 500®. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs’ performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis.

     ETF’s, including SPDRs, are not actively managed. Rather, an ETF’s objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF was not fully invested in such securities. Because of this, an ETF’s price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF.

Floating and Variable Rate Instruments

     Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

     Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as “readily marketable” for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as “not readily marketable” and therefore illiquid.

     Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund’s adviser or subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

     A Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund’s custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund’s custodian.

Zero Coupon Securities, Pay-In-Kind Bonds (“PIK Bonds”) and Deferred Payment Securities

     Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

     Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund’s limitation on investments in illiquid securities.

Loan Participations and Assignments

     Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable subadviser to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

     A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund’s ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

     In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund’s Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Reverse Repurchase Agreements and Mortgage Dollar Rolls

     A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see “Borrowing”). When required by guidelines of the SEC, a Fund will segregate or earmark permissible liquid assets to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain segregated or earmarked liquid assets with an approved custodian having a value not less than the repurchase price (including accrued interest). The segregated or earmarked liquid assets will be marked-to-market daily and additional assets will be segregated or earmarked on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated or earmarked assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. If the segregated or earmarked assets are cash equivalents that mature prior to the mortgage dollar roll settlement, there is little likelihood that the sensitivity will increase; however, if the segregated or earmarked assets are subject to interest rate risk because they settle later, then the Fund’s interest rate sensitivity could increase. Mortgage dollar roll transactions may be considered a borrowing by the Funds. (See “Borrowing”)

     Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund’s adviser or subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

The Nationwide Contract

     Each of the Investor Destinations Funds is permitted to invest, and each of the Investor Destinations Funds (except the Nationwide Investor Destinations Aggressive Fund) currently does invest in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (“Nationwide”). This contract has a stable principal value and will pay each such Fund a fixed rate of interest. The fixed interest rate must be at least 3.50% (on an annualized basis), but may be higher and is currently adjusted on a quarterly basis. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because the contract is guaranteed by Nationwide, assuming no default, the Funds receive no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund’s performance may be hurt by its investment in the Nationwide Contract, Nationwide Fund Advisors (“NFA” or the “Adviser”), the investment adviser, believes that the relatively stable nature of the Nationwide Contract should reduce a Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously.

Additional Information Concerning the Indices

     Russell 2000 Index. The Nationwide Small Cap Index Fund is not promoted, sponsored or endorsed by, not in any way affiliated with Russell Investments (formerly, Frank Russell Company). Russell Investments is not responsible for and has not reviewed the Nationwide Small Cap Index Fund nor any associated literature or publications and Russell Investments makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

     Russell Investments reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000 Index. Russell Investments has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

     Russell Investments’ publication of the Russell 2000 Index in no way suggests or implies an opinion by Russell Investments as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell 2000 is based. Russell Investments makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell 2000 or any data included in the Russell 2000. Russell Investments makes no representation or warranty regarding the use, or the results of use, of the Russell 2000 or any data included therein, or any security (or combination thereof) comprising the Russell 2000. Russell Investmetns makes no other express or implied warranty, and expressly disclaims any warranty, or any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell 2000 or any data or any security (or combination thereof) included therein.

     EAFE Index. The EAFE Index is the exclusive property of Morgan Stanley & Co. Incorporated (“Morgan Stanley”). The EAFE Index is a service mark of Morgan Stanley Group Inc.

     The Nationwide International Index Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of shares of the Nationwide International Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Nationwide International Index Fund particularly or the ability of the EAFE Index to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of

Morgan Stanley and of the EAFE Index. Morgan Stanley has no obligation to take the needs of the Nationwide International Index Fund or the owners of shares of the Nationwide International Index Fund into consideration in determining, composing or calculating the EAFE Index. Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the Nationwide International Index Fund to be issued or in the determination or calculation of the equation by which the shares of the Nationwide International Index Fund and are redeemable for cash. Morgan Stanley has no obligation or liability to owners of shares of the Nationwide International Index Fund in connection with the administration, marketing or trading of the Nationwide International Index Fund.

     Although Morgan Stanley shall obtain information for inclusion in or for use in the calculation of the EAFE Index from sources which Morgan Stanley considers reliable, Morgan Stanley does not guarantee the accuracy and/or the completeness of the EAFE Index or any data included therein. Morgan Stanley makes no warranty, express or implied, as to results to be obtained by licensee, licensee’s customers and counterparties, owners of shares of the International Index Fund, or any other person or entity from the use of the EAFE Index or any data included therein in connection with the rights licensed hereunder or for any other use. Morgan Stanley makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the EAFE Index or any data included therein. Without limiting any of the foregoing, in no event shall Morgan Stanley have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

     S&P 500® Index and S&P 400® Index. The Trust, on behalf of the Nationwide S&P 500 Index Fund and Nationwide Mid Cap Market Index Fund, has entered into a licensing agreement which authorizes the Funds to use the trademarks of the McGraw-Hill Companies, Inc.

     Standard & Poor's 500®, S&P 500®, S&P®, 500®, Standard & Poor’s MidCap 400®, S&P MidCap 400®, and S&P 400® are trademarks of The McGraw-Hill Companies, Inc. The Nationwide S&P 500 Index Fund and the Nationwide Mid Cap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, expressed or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500® Index or the S&P 400® Index to track general stock market performance. S&P’s only relationship to the Funds or the applicable adviser is the licensing of certain trademarks and trade names of S&P and of the S&P 500® and S&P 400® indices which are determined, composed and calculated by S&P without regard to the Funds. S&P has no obligation to take the needs of the Funds or their shareholders into consideration in determining, composing or calculating the S&P 500® and S&P 400® Indices. S&P is not responsible for or has not participated in the determination of the prices and amount of the Funds’ shares or the timing of the issuance or sale of Fund shares or in the determination or calculation of the equation by which Fund shares are redeemed. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds. S&P does not guarantee the accuracy makes no warranty, expressed or implied as to the results to be obtained by the Funds, shareholders of the Funds, or any other person or entity from the use of the S&P 500® or S&P 400® Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P 500® and S&P 400® Indices have any liability for any special, punitive, indirect, or consequential damages, including lost profits even if notified of the possibility of such damages.

Temporary Investments

     Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances or for other cash management purposes, or if a Fund’s adviser (or subadviser) believes that business, economic, political or financial conditions warrant, a Fund (except the Nationwide Tax-Free Income Fund), may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to the limits of the 1940 Act, shares of other investment companies that invest in securities in which the Fund may invest. The Nationwide Tax-Free Income Fund may invest up to 20% of its assets in cash and the taxable money market cash equivalents listed above. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

Portfolio Turnover

     The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases and sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. High portfolio turnover rates will generally result in higher brokerage expenses, and may increase the volatility of the Fund. The table below shows any significant variation in the Funds’ portfolio turnover rate for the years ended October 31, 2007 and 2006, or any anticipated variation in the portfolio turnover rate from that reported for the last fiscal year:

Fund[1]	2007	2006

Nationwide Health Sciences Fund	142.40%	268.38%

Nationwide Leaders Fund	759.85%	599.86%

Nationwide Emerging Markets Fund	70.09%	141.70%

Nationwide U.S. Growth Leaders Long-Short Fund	739.31%	608.98%

Nationwide Fund	373.30%	245.80%

Nationwide Government Bond Fund	90.18%	150.10%

Nationwide Tax-Free Income Fund	39.25%	1.91%

1.	The portfolio manager for each Fund is not limited by portfolio turnover in his management style, and a Funds’ portfolio turnover will fluctuate based on particular market conditions and stock valuations.

INVESTMENT RESTRICTIONS

     The following are fundamental investment restrictions of each Fund which cannot be changed without the vote of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding shares means the vote of (A) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding voting securities, whichever is less.

Each of the Funds:

  May not (except the Nationwide U.S. Growth Leaders Fund, Nationwide Global Financial Services Fund, Nationwide Natural Resources Fund, Nationwide Global Utilities Fund, Nationwide Leaders Fund, Nationwide Health Sciences Fund, Nationwide Worldwide Leaders Fund, the Funds of Funds and Nationwide Technology and Communications Fund) purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund’s total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Nationwide Money Market Fund will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.
  May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.
  May not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.
  May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or Statement of Additional Information of the Fund.

  May not (except the Nationwide Value Opportunities Fund, Nationwide U.S. Growth Leaders Fund, Nationwide Global Financial Services Fund, Nationwide Natural Resources Fund, Nationwide Global Utilities Fund, Nationwide Health Sciences Fund, Nationwide Enhanced Income Fund, the Index Funds (except the Nationwide S&P 500 Index Fund), Nationwide Technology and Communications Fund and the Investor Destinations Funds) purchase the securities of any issuer if, as a result, 25% or more (taken at current value) of the Fund’s total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance. For the Nationwide Tax-Free Income Fund, this limitation does not apply to obligations issued by state, county or municipal governments.
  May not lend any security or make any other loan, except that each Fund may in accordance with its investment objective and policies (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.
  May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

The Nationwide S&P 500 Index Fund:

  May not purchase securities of one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund’s total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund’s total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Index Funds (except the Nationwide S&P 500 Index Fund) and the Investor Destinations Funds:

  May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund’s total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Fund may invest more than 25% of its total assets in securities of issuers in that industry.

The Optimal Allocations Funds:

  May not invest more than 25% of the Fund’s total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

The Nationwide Value Opportunities Fund and Nationwide Enhanced Income Fund:

  May not purchase the securities of any issuer if, as a result, 25% or more (taken at current value) of the Fund’s total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Fund may invest more than 25% of its total assets in securities of issuers in that industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities and obligations issued by state, county or municipal governments. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance.

Concentration Policies. Each of the following Funds has a policy regarding concentrating its investments in the securities of companies in the same or related industries as described below:

The Nationwide U.S. Growth Leaders Fund:*

Will invest 25% or more of its assets in a group of companies in software and related technology industries.

The Nationwide Global Financial Services Fund:*

  Will invest 25% or more of its assets in at least one of the following industry groups: banks and savings and loan institutions and their holding companies, consumer and industrial finance companies, investment banks, insurance brokers, securities brokers and investment advisers, real estate-related companies, leasing companies, and insurance companies, such as property and casualty and life insurance holding companies.

The Nationwide Global Utilities Fund:*

  Will invest 25% or more of its assets in at least one of the following industry groups: energy sources; maintenance services; companies that provide infrastructure for utilities; cable television; radio; telecommunications services; transportation services; and water and sanitary services.

The Nationwide Health Sciences Fund:*

  Will invest 25% or more of its assets in at least one of the following industry groups: health care; pharmaceuticals; biotechnology; medical supplies; medical services and medical devices.

The Nationwide Technology and Communications Fund:

  Shall invest more than 25% of its total assets in the securities of issuers in technology and/or communications industries. These industries include: hardware and equipment; information technology; software; consulting and services; consumer electronics; defense technology; broadcasting; and communication equipment.

The Nationwide Natural Resources Fund:

  Will invest more than 25% of its total assets in securities of issuers in natural resources industries. These industries include: integrated oil; oil and gas exploration and production; gold and other precious metals; steel and iron ore production; energy services and technology; base metal production; forest products; farming products; paper products; chemicals; building materials; coal; alternative energy sources; and environmental services.
  * For purposes of calculation of this restriction, the Fund considers whether it has invested 25% or more of itstotal assets in the companies of the required industries.

The following are the non-fundamental operating policies of the Funds which may be changed by the Board of Trustees of the Trust without shareholder approval:

Each Fund may not:

  Sell securities short (except for the Nationwide U.S. Growth Leaders Long-Short Fund, Nationwide Mid Cap Growth Leaders Fund, and Nationwide U.S. Growth Leaders Fund), unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short. The Nationwide U.S. Growth Leaders Fund may only sell securities short in accordance with the description contained in its Prospectus or in this SAI.

  Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.
  Purchase or otherwise acquire any security if, as a result, more than 15% (10% with respect to the Nationwide Money Market Fund) of its net assets would be invested in securities that are illiquid.
  Pledge, mortgage or hypothecate any assets owned by the Fund (except for the Nationwide U.S. Growth Leaders Long-Short Fund) in excess of 33 1/3% of the Fund’s total assets at the time of such pledging, mortgaging or hypothecating.

     If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund’s investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund’s investment in illiquid securities, a Fund will act to cause the aggregate amount such securities to come within such limit as soon as reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

Each Fund, except the Index Funds and the Funds of Funds, may not:

  Purchase securities of other investment companies except (a) in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or (b) to the extent permitted by the 1940 Act or any rules or regulations thereunder or pursuant to any exemptions therefrom.

     In addition to the investment restrictions above, each Fund must be diversified according to Internal Revenue Code requirements. Specifically, at each tax quarter end, each Fund’s holdings must be diversified so that (a) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other U.S. regulated investment companies, and other securities, limited so that no one issuer has a value greater than 5% of the value of the Fund’s total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s assets is invested in the securities (other than those of the U.S. government or other U.S. regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board of Trustees of the Trust has adopted policies and procedures regarding the disclosure of portfolio holdings information to protect the interests of Fund shareholders and to address potential conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Funds’ investment adviser, principal underwriter or affiliated persons of the Funds’ investment adviser or principal underwriter. The Trust’s overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Trust will not make available to anyone non-public information with respect to its portfolio holdings until such time as the information is made available to all shareholders or the general public.

     The policies and procedures are applicable to NFA and any subadviser to the Funds. Pursuant to the policy, the Funds, NFA, any subadviser, and their agents are obligated to:

  Act in the best interests of Fund shareholders by protecting non-public and potentially material portfolio holdings information;
  Ensure that portfolio holdings information is not provided to a favored group of clients or potential clients; and
  Adopt such safeguards and controls around the release of client information so that no client or group of clients is unfairly disadvantaged as a result of such release.

     Portfolio holdings information that is not publicly available will be released selectively only pursuant to the exceptions described below. In most cases, where an exception applies, the release of portfolio holdings is strictly prohibited until the information is at least 15 calendar days old. Nevertheless, NFA’s Executive Committee or its duly authorized delegate may authorize, where circumstances dictate, the release of more current portfolio holdings information.

     Each Fund posts onto the Trust’s internet site (www.nationwidefunds.com) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. The Funds disclose their complete portfolio holdings information to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of the Funds’ fiscal year and on Form N-CSR on the second and fourth quarter ends of the Funds’ fiscal year. Form N-Q is not required to be mailed to shareholders, but is made public through the SEC’s electronic filings. Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semi-annual reports.

     Exceptions to the portfolio holdings release policy described above can only be authorized by NFA’s Executive Committee or its duly authorized delegate and will be made only when:

  A Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public;
  The recipient of the information provides written assurances that the non-public portfolio holdings information will remain confidential and that persons with access to the information will be prohibited from trading based on the information; and
  The release of such information would not otherwise violate the antifraud provisions of the federal securities laws or the Funds’ fiduciary duties.

     Under this policy, the receipt of compensation by a Fund, NFA, a subadviser, or an affiliate as consideration for disclosing non-public portfolio holdings information will not be deemed a legitimate business purpose.

     Eligible third parties to whom portfolio holdings information may be released in advance of general release include the following:

  Data consolidators (including ratings agencies);
  Fund rating/ranking services and other data providers; and
  Service providers to the Funds.

     The Funds’ investment adviser conducts periodic reviews of compliance with the policy and the Funds’ Chief Compliance Officer provides annually a report to the Board of Trustees regarding the operation of the policy and any material changes recommended as a result of such review. NFA’s compliance staff will also annually submit to the Board a list of exceptions granted to the policy, including an explanation of the legitimate business purpose of the Fund that was served as a result of the exception.

TRUSTEES AND OFFICERS OF THE TRUST

Management Information

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust.

Number of
Portfolios in
the
	Position(s)		Nationwide
	Held with the		Fund
	Trust and		Complex
Name, Address	Length of	Principal Occupation(s)	Overseen by	Other Directorships
and Year of Birth	Time Served[1]	During 5 Five Years	Trustee	Held by Trustee [2]

Charles E. Allen	Trustee since	Mr. Allen is Chairman, Chief	120	None
	July 2000	Executive Officer and
c/o Nationwide		President of Graimark Realty
Funds Group		Advisors, Inc. (real estate
1200 River Road,		development, investment and
Suite 1000		asset management).
Conshohocken, PA
19428

1948

Paula H.J.	Trustee since	Ms. Cholmondeley has	120	Director of Dentsply
Cholmondeley	July 2000	served as a Chief Executive		International, Inc.
		Officer of Sorrel Group		(dental products),
c/o Nationwide		(management consulting		Ultralife Batteries,
Funds Group		company) since January		Inc., Albany
1200 River Road,		2004. From April 2000		International Corp.
Suite 1000		through December 2003, Ms.		(paper industry) Terex
Conshohocken, PA		Cholmondeley was Vice		Corporation
19428		President and General		(construction
		Manager of Sappi Fine Paper		equipment), and
1947		North America.		Minerals Technology,
Inc. (specialty
chemicals)

C. Brent DeVore[3]	Trustee	Dr. DeVore is President of	120	None
	since 1990	Otterbein College.
c/o Nationwide
Funds Group
1200 River Road,
Suite 1000
Conshohocken, PA
19428

1940

Number of
Portfolios in
the
	Position(s)		Nationwide
	Held with the		Fund
	Trust and		Complex
Name, Address	Length of	Principal Occupation(s)	Overseen by	Other Directorships
and Year of Birth	Time Served[1]	During 5 Five Years	Trustee	Held by Trustee [2]

Phyllis Kay Dryden	Trustee since	Ms. Dryden was a partner of	120	None
	December 2004	Mitchell Madison Group
c/o Nationwide		LLC, a management
Funds Group		consulting company from
1200 River Road,		January 2006 until December
Suite 1000		2006; she is currently a
Conshohocken, PA		consultant with the company.
19428		Ms. Dryden was Managing
Partner of marchFIRST, a
1947		global management
consulting firm.

Barbara L. Hennigar	Trustee since	Retired.	120	None
July 2000
c/o Nationwide
Funds Group
1200 River Road,
Suite 1000
Conshohocken, PA
19428

1935

Barbara I. Jacobs	Trustee since	Ms. Jacobs served as	120	None
	December 2004	Chairman of the Board of
c/o Nationwide		Directors of KICAP Network
Funds Group		Fund, a European (United
1200 River Road,		Kingdom) hedge fund, from
Suite 1000		January 2001 through
Conshohocken, PA		January 2006. From 1988 –
19428		2003, Ms. Jacobs was also a
Managing Director and
1950		European Portfolio Manager
of CREF Investments
(Teachers Insurance and
Annuity Association -
College Retirement Equities
Fund).

Number of
Portfolios in
the
	Position(s)		Nationwide
	Held with the		Fund
	Trust and		Complex
Name, Address	Length of	Principal Occupation(s)	Overseen by	Other Directorships
and Year of Birth	Time Served[1]	During 5 Five Years	Trustee	Held by Trustee [2]

Douglas F. Kridler	Trustee since	Mr. Kridler has been a Board	120	None
	September	Member of Compete
c/o Nationwide	1997	Columbus (economic
Funds Group		development group for
1200 River Road,		Central Ohio) since February
Suite 1000		2006. He has also served as
Conshohocken, PA		the President and Chief
19428		Executive Officer of the
Columbus Foundation, (a
Columbus, OH-based
1955		foundation which manages
over 1,300 individual
endowment funds) since
February 2002. Prior to
January 31, 2002, Mr. Kridler
was the President of the
Columbus Association for the
Performing Arts; Chairman
of the Greater Columbus
Convention and Visitors
Bureau; and Board Member
of Columbus Downtown
Development Corporation.

David C. Wetmore	Trustee since	Retired.	120	None
1995 and
c/o Nationwide	Chairman since
Funds Group	February 2005
1200 River Road,
Suite 1000
Conshohocken, PA
19428

1948

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Trustees who are Interested Persons (as defined in the 1940 Act) and Officers of the Funds

Number of
Portfolios in
the
	Position(s)		Nationwide
	Held with the		Fund
	Trust and		Complex
Name, Address and	Length of	Principal Occupation(s)	Overseen by	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years	Trustee	Held by Trustee[3]

Arden L. Shisler	Trustee since	Retired. Mr. Shisler is the	120	Director of
	February 2000	former President and Chief		Nationwide Financial
c/o Nationwide		Executive Officer of KeB		Services, Inc.,
Funds Group		Transport, Inc., a trucking		Chairman of
1200 River Road,		firm (2000 through 2002).		Nationwide Mutual
Suite 1000		He served as a consultant to		Insurance Company[2]
Conshohocken, PA		KeB from January 2003
19428		through December 2004.
Since 1992, Mr. Shisler has
1941		also been Chairman of the
Board for Nationwide Mutual
Insurance Company.[2]

Number of
Portfolios in
the
	Position(s)		Nationwide
	Held with the		Fund
	Trust and		Complex
Name, Address and	Length of	Principal Occupation(s)	Overseen by	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years	Trustee	Held by Trustee[3]

Stephen T. Grugeon	President and	Mr. Grugeon is the acting	N/A	N/A
	Chief	Chief Executive Officer of
Nationwide Funds	Executive	Nationwide Funds Group,
Group	Officer since	which includes NFA(2) ,
1200 River Road,	January 2008	Nationwide Fund
Suite 1000,		Management LLC(2) and
Conshohocken, PA		Nationwide Fund
19428		Distributors LLC(2) . He also
has served as the Chief
1950		Operating Officer of
Nationwide Funds Group
since May 2007. Mr.
Grugeon also is the acting
president of NWD
Investments, the asset
management operations of
Nationwide Mutual
Insurance Company, which
includes Nationwide SA
Capital Trust. (2) From
December 2006 until January
2008 he was Executive Vice
President of NWD
Investments. He was Vice
President of NWD
Investments from 2003
through 2006, and Chief
Operating Officer of
Corviant Corporation(2) , a
subsidiary of NWD
Investments, from 1999
through 2003.

Number of
Portfolios in
the
	Position(s)		Nationwide
	Held with the		Fund
	Trust and		Complex
Name, Address and	Length of	Principal Occupation(s)	Overseen by	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years	Trustee	Held by Trustee[3]

Joseph Finelli	Treasurer since	Mr. Finelli is the Principal	N/A	N/A
	September	Financial Officer and Vice
Nationwide Funds	2007	President of Investment
Group		Accounting and Operations
1200 River Road,		for Nationwide Funds
Suite 1000		Group(2) . From July 2001
Conshohocken, PA		until September 2007, he was
19428		Assistant Treasurer and Vice
President of Investment
1957		Accounting and Operations
of NWD Investments. (2)

Dorothy Sanders	Chief	Ms. Sanders is Senior Vice	N/A	N/A
	Compliance	President and Chief
Nationwide Funds	Officer	Compliance Officer of NFA.
Group	since October	She also has oversight
1200 River Road,	2007	responsibility for Investment
Suite 1000		Advisory and Mutual Fund
Conshohocken, PA		Compliance Programs in the
19428		Office of Compliance at
Nationwide. From November
1955		2004 to October 2007, she
was Senior Director and
Senior Counsel at Investors
Bank & Trust (now State
Street Bank). From 2000 to
November 2004, she was
Vice President, Secretary and
General Counsel of Fred
Alger & Company,
Incorporated.

Eric E. Miller	Secretary since	Mr. Miller is Senior Vice	N/A	N/A
	December	President, General Counsel,
Nationwide Funds	2002	and Assistant Secretary for
Group		Nationwide Funds Group and
1200 River Road,		NWD Investments.(2)
Suite 1000
Conshohocken, PA
19428

1953

Number of
Portfolios in
the
	Position(s)		Nationwide
	Held with the		Fund
	Trust and		Complex
Name, Address and	Length of	Principal Occupation(s)	Overseen by	Other Directorships
Year of Birth	Time Served[1]	During Past 5 Years	Trustee	Held by Trustee[3]

Doff Meyer	Vice President	Ms. Meyer is Senior Vice	N/A	N/A
	and Chief	President and Chief
Nationwide Funds	Marketing	Marketing Officer of
Group	Officer since	Nationwide Funds Group
1200 River Road,	January 2008	(since August 2007). (2)
Suite 1000		From September 2004 until
Conshohocken, PA		August 2007, Ms. Meyer was
19428		Director of Finance and
Marketing, Principal of
1950		Piedmont Real Estate
Associates LLC. From
January 2003 until
September 2004, Ms. Meyer
was an independent
marketing consultant.

Michael Butler	Vice President	Mr. Butler is Chief	N/A	N/A
	and Chief	Distribution Officer of
Nationwide Funds	Distribution	Nationwide Funds Group
Group	Officer since	(since May 2007) and
1200 River Road,	January 2008	President of Nationwide
Suite 1000		Fund Distributors LLC (since
Conshohocken, PA		January 2008). (2) From
19428		January 2006 through April
2007, Mr. Butler was Vice
1959		President – Mutual Fund
Strategy of Nationwide
Financial Services, Inc.(2) and
was Senior Vice President –
Retirement Plan Sales of
NFS Distributors, Inc. (2) from
2000 until January 2006.

1	Length of time served includes time served with the Trust’s predecessors.

2	This position is held with an affiliated person or principal underwriter of the Trust.

3	Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Responsibilities of The Board of Trustees

     The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

Board of Trustees Committees

     The Board of Trustees has four standing committees: Audit, Valuation and Operations, Nominating and Fund Governance and Performance Committees.

     The purposes of the Audit Committee are to: (a) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers; (b) oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; (c) ascertain the independence of the Trust's independent auditors; (d) act as a liaison between the Trust's independent auditors and the Board; (e) approve the engagement of the Trust's independent auditors to (i) render audit and non-audit services for the Trust and (ii) render non-audit services for the Trust's investment advisers (other than a subadviser whose role is primarily portfolio management and is overseen by another investment adviser) and certain other entities under common control with one of the Trust's investment advisers if the engagement relates to the Trust's operations and financial reporting; (f) meet and consider the reports of the Trust's independent auditors; (g) review and make recommendations to the Board regarding the Code of Ethics of the Trust and that of all Trust advisers, subadvisers, and principal underwriters and annually review changes to, violations of, and certifications with respect to such Code of Ethics; and (h) oversee the Trust’s written policies and procedures adopted under Rule 38a-1 of the 1940 Act and oversee the appointment and performance of the Trust’s designated Chief Compliance Officer. The function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the Trust's shareholders. Each of the members have a working knowledge of basic finance and accounting matters and are not interested persons of the Trust, as defined in the 1940 Act. This Committee met six times during the past fiscal year and currently consists of the following Trustees: Mr. Allen (Chairman), Ms. Hennigar, Ms. Jacobs and Mr. Wetmore.

     The purposes of the Valuation and Operations Committee are to (a) oversee the implementation and operation of the Trust’s Valuation Procedures, applicable to all of the Trust’s portfolio securities; (b) oversee the implementation and operation of the Trust’s Rule 2a-7 Procedures, applicable to the Trust’s money market fund series; (c) oversee the Trust’s portfolio brokerage practices; and (d) oversee distribution of the Trust’s shares of beneficial interest. The Valuation and Operations Committee met four times during the past fiscal year and currently consists of the following Trustees: Mr. DeVore, Ms. Dryden, Ms. Hennigar, and Mr. Kridler (Chairman), each of whom is not an interested person of the Trust, as defined in the 1940 Act.

     The Nominating and Fund Governance Committee has the following powers and responsibilities: (1) selection and nomination of all persons for election or appointment as Trustees of the Trust (provided that nominees for independent Trustee are recommended for selection and approval by all of the incumbent independent Trustees then serving on the Board); (2) periodic review of the composition of the Board to determine whether it may be appropriate to add individuals with specific backgrounds, diversity or skill sets; (3) periodic review of Board governance procedures (including the Board's effectiveness, Trustee retirement, Trustee investment in the Funds and the process by which the Trust's principal service providers are evaluated); (4) review of completed Trustee and Officer Questionnaires and adjust composition of the Board by recommending the removal, replacement, or retirement of an incumbent Trustee and may recommend the selection and nomination of an appropriate candidate; (5) oversee the implementation of the Board’s policies regarding evaluations of the Board and Trustee peer evaluations; (6) review and make recommendations to the Board regarding the Proxy Voting Guidelines, Policies and Procedures of all Trust advisers and subadvisers; (7) periodic review of Trustee compensation and recommend appropriate changes to the Independent Trustees; (8) oversee implementation of the Trust’s Policy Regarding the Service by Trustees on the Boards of Directors of Public Companies and Unaffiliated Fund Companies; (9) annual review and make recommendations to the Board regarding the Board’s Statements of Policies Regarding the Enhanced Fund Governance and Oversight By, the Enhanced Independence of, & the Enhanced Effectiveness of the Board of Trustees; and (10) monitoring of the performance of legal counsel employed by the independent Trustees, supervision of counsel for the independent Trustees and monitoring of the performance of legal counsel to the Trust, in consultation with the Trust's management. The Nominating and Fund Governance Committee reports to the full Board with recommendations of any appropriate changes to the Board. This Committee met four times during the past fiscal year and currently consists of the following Trustees: Mr. DeVore (Chairman), Ms. Cholmondeley, Ms. Dryden, Mr. Kridler, and Mr. Wetmore, each of whom is not an interested person of the Trust, as defined in the 1940 Act.

     The Nominating and Fund Governance Committee has adopted procedures regarding its review of recommendations for trustee nominees, including those recommendations presented by shareholders. When considering whether to add additional or substitute Trustees to the Board of Trustees of the Trust, the Trustees shall take into account any proposals for candidates that are properly submitted to the Trust's Secretary. Shareholders wishing to present one or more candidates for Trustee for consideration may do so by submitting a signed written request to the Trust's Secretary at attn: Secretary, Nationwide Mutual Funds, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, which includes the following information: (i) name and address of shareholder and, if applicable, name of broker or record holder; (ii) number of shares owned; (iii) name of Fund(s) in which shares are owned; (iv) whether the proposed candidate(s) consent to being identified in any proxy statement utilized in connection with the election of Trustees; (v) the name and background information of the proposed candidates and (vi) a representation that the candidate or candidates are willing to provide additional information about themselves, including assurances as to their independence.

     The functions of the Performance Committee are: (1) in consultation with management of the Trust, to review the kind, scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board and, if the Committee determines that changes to such data or reports would be appropriate and practicable, the Committee will work with management of the Trust to implement any such changes; (2) in consultation with management of the Trust, to review the investment performance benchmarks and peer groups used in reports delivered to the Board for comparison of investment performance of the Funds and, if the Committee determines that changes to such benchmarks or peer groups would be appropriate, the Committee will work with management to implement any such change; (3) in consultation with management of the Trust, to review such other matters that affect performance, including for example, fee structures, expense ratios, as the Committee deems to be necessary and appropriate and work with management to implement any recommended changes; (4) to review and monitor the performance of the Trust's funds and the fund family, as a whole, in the manner and to the extent directed by the Board of Trustees, recognizing that the ultimate oversight of fund performance shall remain with the full Board of Trustees; (5) to review and monitor the structure of, and the method used to determine, the compensation of each portfolio manager of the Trust's funds with respect to management of the Trust's funds and any other account managed by the portfolio manager; and (6) to review and monitor material conflicts of interest that may arise from a portfolio manager’s management of multiple accounts.. This Committee met four times during the past fiscal year and currently consists of the following Trustees: Mr. Allen, Ms. Cholmondeley, Ms. Jacobs (Chairperson), and Mr. Shisler.

Ownership of Shares of Nationwide Mutual Funds as of December 31, 2007

All Trustees and Officers of the Trust, as a group, own less than 1% of the Trust’s outstanding shares.

(1)	(2)	(3)

Name of Trustee	Dollar Range of Equity Securities and/or	Aggregate Dollar Range of Equity Securities
	Shares in the Trust	and/or Shares in All Registered Investment
Companies Overseen by Trustee in Family of
Investment Companies

Charles E. Allen	$10,000-$50,001	$10,000-$50,001

Paula H.J.	$10,000-$50,001	$10,000-$50,001
Cholmondeley

C. Brent DeVore	Over $100,000	Over $100,000

Phyllis Kay Dryden	Over $100,000	Over $100,000

Barbara L. Hennigar	$50,001-$100,000	$50,001-$100,000

Barbara I. Jacobs	$50,001-$100,000	$50,001-$100,000

Douglas F. Kridler	Over $100,000	Over $100,000

David C. Wetmore	Over $100,000	Over $100,000

Arden L. Shisler	Over $100,000	Over $100,000

Michael D.	Over $100,000	Over $100,000
McCarthy*

* Effective April 1, 2008, Mr. McCarthy resigned as a Trustee to the Trust.

Ownership In The Funds’ Investment Adviser1, Subadvisers2 Or Distributor3 as of December 31, 2007

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Funds

(1)	(2)	(3)	(4)	(5)	(6)

Name of Trustee	Name of Owners	Name of	Title of Class of	Value of	Percent of Class
	and	Company	Security	Securities
Relationships to
Trustee

Charles E. Allen	N/A	N/A	N/A	None	N/A

Paula H.J.	N/A	N/A	N/A	None	N/A
Cholmondeley

C. Brent DeVore	N/A	N/A	N/A	None	N/A

Phyllis Kay Dryden	N/A	N/A	N/A	None	N/A

Barbara L. Hennigar	N/A	N/A	N/A	None	N/A

Barbara I. Jacobs	N/A	N/A	N/A	None	N/A

Douglas F. Kridler	N/A	N/A	N/A	None	N/A

Michael D.	N/A	N/A	N/A	None	N/A
McCarthy[4]

David C. Wetmore	N/A	N/A	N/A	None	N/A

1	Nationwide Fund Advisors.

2	Subadvisers include Aberdeen Asset Management Inc., AllianceBernstein L.P., BlackRock Investment Management, LLC, Diamond Hill Capital Management, Inc., Dimensional Fund Advisors LP, Gartmore Global Partners, Morley Capital Management, Inc., Nationwide Asset Management LLC, NorthPointe Capital, LLC, and Security Global Investors.

3	Nationwide Fund Distributors LLC or any company, other than an investment company, that controls a Fund’s adviser or distributor.

4	Effective April 1, 2008, Mr. McCarthy resigned as a Trustee to the Trust.

Compensation of Trustees

     The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. The Adviser reimburses the Trust for fees and expenses paid to Trustees who are interested persons of the Trust and who are employees of the Adviser or its affiliates. The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust, before reimbursement of expenses, for the fiscal year ended October 31, 2007. In addition, the table sets forth the total compensation to be paid to the Trustees from all funds in the Fund Complex for the twelve months ended October 31, 2007. Trust officers receive no compensation from the Trust in their capacity as officers.

(1)	(2)	(3)	(4)	(5)

		Pension
		Retirement
	Aggregate	Benefits Accrued	Estimated Annual
	Compensation	as Part of Trust	Benefits Upon	Total Compensation from
Name of Trustee	from the Trust	Expenses	Retirement	the Fund Complex*

Charles E. Allen	$ 86,625	N/A	N/A	$ 172,000

Paula H.J.		N/A	N/A
Cholmondeley	84,875			170,375

C. Brent DeVore	80,875	N/A	N/A	161,750

Phyllis Kay Dryden	79,000	N/A	N/A	157,625

Barbara L. Hennigar	82,625	N/A	N/A	163,750

Barbara I. Jacobs	82,375	N/A	N/A	163,500

Douglas F. Kridler	81,875	N/A	N/A	163,750

Michael D.		N/A	N/A
McCarthy**	76,625			153,250

Arden L. Shisler	65,813	N/A	N/A	131,625

David C. Wetmore	121,500	N/A	N/A	241,750

*	On October 31, 2007 the Fund Complex included two trusts comprised of 100 investment company funds or series.

**	Effective April 1, 2008, Mr. McCarthy resigned as a Trustee of the Trust.

     The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust. Each of the Trustees and officers and their families are eligible to purchase Class D shares of the Funds which offer Class D shares, at net asset value without any sales charge.

Code of Ethics

     Federal law requires the Trust, each of its investment advisers and sub-advisers, and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust). Copies of these Codes of Ethics are on file with the SEC and are available to the public.

Proxy Voting Guidelines

     Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ website at www.nationwidefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

Trust Expenses

     The Trust pays the compensation of the Trustees who are not employees of Nationwide Funds Group (“NFG”), or its affiliates, the compensation of Mr. Shisler listed above, and all expenses (other than those assumed by the applicable adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust’s Fund Administration and Transfer Agency Agreement, which includes the expenses of calculating the Funds’ net asset values; fees and expenses of independent certified public accountants and legal counsel of the Trust and to the independent Trustees; expenses of preparing, printing, and mailing shareholder reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; short sale dividend expenses; insurance premiums; administrative services fees under an Administrative Services Plan; fees and expenses of the custodian for all services to the Trust; expenses of shareholder meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust. NFA may, from time to time, agree to voluntarily or contractually waive advisory fees, and if necessary reimburse expenses, in order to limit total operating expenses for each Fund and/or classes, as described below. These expense limitations apply to the classes described; if a particular class is not referenced, there is no expense limitation for that class.

Investment Adviser

     Under the Investment Advisory Agreement with the Trust, Nationwide Fund Advisors (“NFA”) manages the Funds in accordance with the policies and procedures established by the Trustees. On April 30, 2007, NFS acquired from Nationwide Corporation the “retail asset management subsidiaries” of NWD Investment Management, Inc., which includes NFA. As a result of the acquisition, Nationwide Financial is restructuring NFA to operate primarily as a “Manager of Managers” under which NFA, rather than managing most Funds directly, will instead oversee one or more subadvisers.

     NFA provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of one or more subadvisers who manage the investment portfolio of a particular Fund. NFA is also authorized to select and place portfolio investments on behalf of such subadvised Funds; however NFA does not intend to do so as a routine matter at this time.

The following Funds are subadvised:

Nationwide Bond Fund
 Nationwide Bond Index Fund
 Nationwide China Opportunities Fund
Nationwide Emerging Markets Fund
Nationwide Enhanced Income Fund
Nationwide Fund
Nationwide Global Utilities Fund
Nationwide Global Financial Services Fund
Nationwide Health Sciences Fund
Nationwide Natural Resources Fund
Nationwide Technology and Communications Fund
Nationwide Government Bond Fund
Nationwide Growth Fund
Nationwide International Growth Fund
Nationwide International Index Fund
Nationwide Large Cap Value Fund
Nationwide Leaders Fund
Nationwide Micro Cap Equity Fund
Nationwide Mid Cap Growth Fund

Nationwide Mid Cap Growth Leaders Fund
Nationwide Mid Cap Market Index Fund
Nationwide Money Market Fund
Nationwide Optimal Allocations Fund: Defensive
Nationwide Optimal Allocations Fund: Moderate
Nationwide Optimal Allocations Fund: Moderate Growth
Nationwide Optimal Allocations Fund: Growth
Nationwide Optimal Allocations Fund: Specialty
Nationwide S&P 500 Index Fund
Nationwide Short Duration Bond Fund
Nationwide Small Cap Fund
Nationwide Small Cap Index Fund
Nationwide Small Cap Leaders Fund
Nationwide U.S. Growth Leaders Fund
Nationwide U.S. Growth Leaders Long-Short Fund
Nationwide Value Opportunities Fund
Nationwide Worldwide Leaders Fund
NorthPointe Small Cap Value Fund
NorthPointe Small Cap Growth Fund

Nationwide Fund Advisors

     NFA pays the compensation of the officers of the Trust employed by NFA and pays a pro rata portion of the compensation and expenses of the Trustees who are employed by NFG and its affiliates. NFA also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust. In addition, NFA pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares of the Trust’s series or for recordkeeping or other shareholder related services.

     The Investment Advisory Agreement also specifically provides that NFA, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement continues in effect for an initial period of one year and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its “assignment,” as defined under the 1940 Act. It may be terminated as to a Fund without penalty by vote of a majority of the outstanding voting securities of that Fund, or by either party, on not less than 60 days written notice. The Agreement further provides that NFA may render similar services to others.

     NFA, located at 1200 River Road, Suite 1000, Conshohocken, PA 19428, is a wholly owned subsidiary of Nationwide Financial Services, Inc., a holding company which is a direct majority-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policy holders.

     For services provided under the Investment Advisory Agreement, NFA receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:

Fund	Assets	Investment Advisory Fee

Nationwide Mid Cap Growth Leaders	$0 up to $250 million	0.80%
Fund	$250 million up to $1 billion	0.77%
	$1 billion up to $2 billion	0.74%
	$2 billion up to $5 billion	0.71%
	$5 billion and more	0.68%

Nationwide Growth Fund	$0 up to $250 million	0.60%
Nationwide Fund	$250 million up to $1 billion	0.575%
	$1 billion up to $2 billion	0.55%
	$2 billion up to $5 billion	0.525%
	$5 billion and more	0.50%

Nationwide Bond Fund,	$0 up to $250 million	0.50%
Nationwide Tax-Free Income Fund, and	$250 million up to $1 billion	0.475%
Nationwide Government Bond Fund	$1 billion up to $2 billion	0.45%
	$2 billion up to $5 billion	0.425%
	$5 billion and more	0.40%

Nationwide Money Market Fund	$0 up to $1 billion	0.40%
	$1 billion up to $2 billion	0.38%
	$2 billion up to $5 billion	0.36%
	$5 billion and more	0.34%

Nationwide S&P 500 Index Fund	$0 up to $1.5 billion	0.13%
	$1.5 billion up to $3 billion	0.12%
	$3 billion up to $4.5 billion	0.11%
	$4.5 billion and more	0.10%

Nationwide Small Cap Index Fund	$0 up to $1.5 billion	0.20%

	$1.5 billion up to $3 billion	0.19%
	$3 billion and more	0.18%

Nationwide Mid Cap Market Index	$0 up to $1.5 billion	0.22%
Fund	$1.5 billion up to $3 billion	0.21%
	$3 billion and more	0.20%

Nationwide Bond Index Fund	$0 up to $1.5 billion	0.22%
	$1.5 billion up to $3 billion	0.21%
	$3 billion and more	0.20%

Nationwide International Index Fund	$0 up to $1.5 billion	0.27%
	$1.5 billion up to $3 billion	0.26%
	$3 billion and more	0.25%

Nationwide Large Cap Value Fund	up to $100 million	0.75%
	$100 million or more	0.70%

Nationwide Small Cap Fund	up to $100 million	0.95%
	$100 million or more	0.80%

Nationwide Small Cap Leaders Fund	All Assets	0.95%

Nationwide Value Opportunities Fund	$0 up to $250 million	0.70%
	$250 million up to $1 billion	0.675%
	$1 billion up to $2 billion	0.65%
	$2 billion up to $5 billion	0.625%
	$5 billion and more	0.60%

NorthPointe Small Cap Value Fund	All assets	0.85%

Nationwide Natural Resources	$0 up to $500 million	0.70%
Fund[1]	$500 million up to $2 billion	0.65%
	$2 billion and more	0.60%

Nationwide Technology and	$0 up to $500 million	0.88%
Communications Fund[2]	$500 million up to $2 billion	0.83%
	$2 billion and more	0.78%

Nationwide Health Sciences	$0 up to $500 million	0.90%
Fund[3]	$500 million up to $2 billion	0.85%
	$2 billion and more	0.80%

Nationwide U.S. Growth Leaders Fund[4]	$0 up to $500 million	0.90%
	$500 million up to $2 billion	0.80%
	$2 billion and more	0.75%

Nationwide Leaders Fund[5]	$0 up to $500 million	0.80%
	$500 million up to $2 billion	0.70%
	$2 billion and more	0.65%

Nationwide Investor Destinations: Aggressive Fund Moderately Aggressive Fund Moderate Fund Moderately Conservative Fund Conservative Fund	All assets	0.13%

Nationwide Micro Cap Equity Fund	All assets	1.25%

Nationwide Mid Cap Growth Fund	$0 up to $250 million	0.75%
	$250 million up to $1 billion	0.725%
	$1 billion up to $2 billion	0.70%
	$2 billion up to $5 billion	0.675%
	$5 billion and more	0.65%

Nationwide U.S. Growth Leaders	$0 up to $250 million	1.50%
Long-Short Fund	$250 million and more	1.25%

Nationwide China Opportunities Fund[6]	$0 up to $500 million	1.25%
	$500 million up to $2 billion	1.20%
	$2 billion and more	1.15%

Nationwide Optimal Allocations	All Assets	0.15%
Funds:
Growth Fund
Moderate Growth Fund
Moderate Fund
Specialty Fund
Defensive Fund

NorthPointe Small Cap Growth Fund	All Assets	0.95%

Nationwide Emerging Markets Fund[7]	$0 up to $500 million	1.05%
	$500 million up to $2 billion	1.00%
	$2 billion and more	0.95%

Nationwide International Growth Fund[8]	$0 up to $500 million	0.90%
	$500 million up to $2 billion	0.85%
	$2 billion and more	0.80%

Nationwide Worldwide Leaders Fund[9]	$0 up to $500 million	0.90%
	$500 million up to $2 billion	0.85%
	$2 billion and more	0.80%

Nationwide Global Financial Services	$0 up to $500 million	0.90%
Fund[10]	$500 million up to $2 billion	0.85%
	$2 billion and more	0.80%

Nationwide Global Utilities Fund[11]	$0 up to $500 million	0.70%
	$500 million up to $2 billion	0.65%
	$2 billion and more	0.60%

Nationwide Short Duration Bond Fund	$0 up to $500 million	0.35%
	$500 million up to $1 billion	0.34%
	$1 billion up to $3 billion	0.325%
	$3 billion up to $5 billion	0.30%
	$5 billion up to $10 billion	0.285%
	$10 billion and more	0.275%

Nationwide Enhanced Income Fund	$0 up to $500 million	0.35%
	$500 million up to $1 billion	0.34%
	$1 billion up to $3 billion	0.325%
	$3 billion up to $5 billion	0.30%
	$5 billion up to $10 billion	0.285%
	$10 billion and more	0.275%

1	The advisory fee at each breakpoint for the Nationwide Natural Resources Fund is a base fee, and actual fees may be higher or lower depending upon the Fund’s performance relative to its benchmark, the Goldman Sachs Natural Resources Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

2	The advisory fee at each breakpoint for the Nationwide Technology and Communications Fund is a base fee and actual fees may be higher or lower depending on the Fund’s performance relative to its benchmark, the Goldman Sachs Technology Composite Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

3	The advisory fee at each breakpoint for the Nationwide Health Sciences Fund is a base fee and actual fees may be higher or lower depending on the Fund’s performance relative to its benchmark, the Goldman Sachs Healthcare Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

4	The advisory fee at each breakpoint for the Nationwide U.S. Growth Leaders Fund is a base fee and actual fees may be higher or lower depending on the Fund’s performance relative to its benchmark, the S&P 500® Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

5	The advisory fee at each breakpoint for the Nationwide Leaders Fund is a base fee and actual fees may be higher or lower depending on the Fund’s performance relative to its benchmark, the S&P 500® Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

6	The advisory fee at each breakpoint for the Nationwide China Opportunities Fund is a base fee and actual fees may be higher or lower depending on the Fund’s performance relative to its benchmark, the MSCI Zhong Hua Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount the Fund will pay lower fees.

7	The advisory fee at each breakpoint for the Nationwide Emerging Markets Fund is a base fee and actual fees may be higher or lower depending on the Fund’s performance relative to its benchmark, the MSCI Emerging Markets Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

8	The advisory fee at each breakpoint for the Nationwide International Growth Fund is a base fee and actual fees may be higher or lower depending on the Fund’s performance relative to its benchmark, the MSCI All Country World Index Free ex US. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

[9]	The advisory fee at each breakpoint for the Nationwide Worldwide Leaders Fund is a base fee and actual fees may be higher or lower depending on the Fund’s performance relative to its benchmark, the MSCI World Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

[10]	The advisory fee at each breakpoint for the Nationwide Global Financial Services Fund is a base fee and actual fees may be higher or lower depending on the Fund’s performance relative to its benchmark, the MSCI World Financial Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

[11]	The advisory fee at each breakpoint for the Nationwide Global Utilities Fund is a base fee and actual fees may be higher or lower depending on the Fund’s performance relative to its composite benchmark comprised of 60% MSCI World Telecommunication Services Index and 40% MSCI World Utilities Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

Performance Fees

Nationwide Natural Resources Fund, Nationwide Technology and Communications Fund, Nationwide Health Sciences Fund, Nationwide Leaders Fund, Nationwide China Opportunities Fund, Nationwide Emerging Markets Fund, Nationwide International Growth Fund, Nationwide Worldwide Leaders Fund, Nationwide Global Financial Services Fund and Nationwide Global Utilities Fund

     As described above and in each of the Fund’s prospectus, each Fund is subject to a base investment advisory fee that may be adjusted if the Fund outperforms or underperforms its stated benchmark over a 12 month rolling period. The base fee is either increased or decreased proportionately by the following amounts at each breakpoint, based upon whether the Fund has outperformed or underperformed its benchmark over the preceding 12 month rolling period as follows:

Out or Under	Change in Fees
Performance
+/- 100 bps	2bps
+/- 200 bps	4bps
+/- 300 bps	6bps
+/- 400 bps	8bps
+/- 500 bps or more	10bps

     As a result, the highest possible advisory fee at each breakpoint and lowest possible advisory fee at each breakpoint are as follows:

	Nationwide Technology and
	Communications Fund

	Possible Advisory Fees

Base Advisory Fee	Highest	Lowest

0.88% for assets up to $500 million	0.98%	0.78%

0.83% for assets of $500 million and	0.93%	0.73%
more but less than $2 billion

0.78% on assets of $2 billion and more	0.88%	0.68%

	Nationwide Natural Resources Fund

	Possible Advisory Fees

	Highest	Lowest
Base Advisory Fee

0.70% for assets up to $500 million	0.80%	0.60%

0.65% for assets of $500 million and	0.75%	0.55%
more but less than $2 billion

0.60% on assets of $2 billion and more	0.70%	0.50%

	Nationwide Health Sciences Fund

	Possible Advisory Fees

Base Advisory Fee	Highest	Lowest

0.90% for assets up to $500 million	1.00%	0.80%

0.85% for assets of $500 million and	0.95%	0.75%
more but less than $2 billion

0.80% on assets of $2 billion or more	0.90%	0.70%

	Nationwide China Opportunities Fund

	Possible Advisory Fees

Base Advisory Fee	Highest	Lowest

1.25% for assets up to $500 million	1.35%	1.15%

1.20% for assets of $500 million and	1.30%	1.10%
more but less than $2 billion

1.15% on assets of $2 billion or more	1.25%	1.05%

	Nationwide Leaders Fund

	Possible Advisory Fees

Base Advisory Fee	Highest	Lowest

0.80% for assets up to $500 million	0.90%	0.70%

0.70% for assets of $500 million and	0.80%	0.60%
more but less than $2 billion

0.65% on assets of $2 billion or more	0.75%	0.55%

	Nationwide Global Utilities Fund

	Possible Advisory Fees

Base Advisory Fee	Highest	Lowest

0.70% for assets up to $500 million	0.80%	0.60%

0.65% for assets of $500 million and	0.75%	0.55%
more but less than $2 billion

0.60% on assets of $2 billion and	0.70%	0.50%
more

	Nationwide International Growth,
	Nationwide Worldwide Leaders and
	Nationwide Global Financial Services
	Funds

	Possible Advisory Fees

Base Advisory Fee	Highest	Lowest

0.90% for assets up to $500 million
	1.00%	0.80%

0.85% for assets of $500 million
and more but less than $2 billion	0.95%	0.75%

0.80% on assets of $2 billion and	0.90%	0.70%
more

	Nationwide Emerging Markets
	Fund

	Possible Advisory Fees

Base Advisory Fee	Highest	Lowest

1.05% for assets up to $500 million
	1.15%	0.95%

1.00% for assets of $500 million and
more but less than $2 billion	1.10%	0.90%

0.95% on assets of $2 billion and more	1.05%	0.85%

     The performance adjustment for each of these Funds works as follows. If a Fund outperforms its respective benchmark by a maximum of 500 basis points over the preceding 12 month rolling performance period, the advisory fees for such Fund for the most recently completed calendar quarter will increase by a maximum of 10 basis points over each such Fund’s respective base fee. If, however, the Fund underperforms its benchmark by a maximum of 500 basis points over the preceding 12 month rolling performance period, the advisory fees for such Fund for the most recently completed calendar quarter would go down by a maximum of 10 basis points. In the event that a Fund outperforms or underperforms its benchmark by less than 100 basis points over the preceding 12 month rolling performance period, no adjustment will take place and NFA will receive the applicable base fee.

     The base rate and the performance rate are applied separately. The base rate (as may be reduced by any applicable base advisory fee breakpoints) is applied to each Fund’s respective average net assets over the most recent quarter, while the performance adjustment rate is applied to such Fund’s respective average net assets over the preceding 12 month rolling performance period. The corresponding dollar values are then added to arrive at the total NFA advisory fee for the current period.

     By way of example, assume a Fund’s maximum performance adjustment rate of 0.10% is achieved by comparing performance of the Fund to its respective benchmark index over the preceding 12 month rolling performance period ended October 31, 2008. Further assume that NFA is earning a base advisory fee for such Fund at an annualized rate of 0.90% . NFA would receive as its fee for the quarter ending October 31, 2008 one-fourth of the annualized rate of 0.90% times the Fund’s average net assets for the quarter, plus one-fourth the annualized rate of 0.10% times the Fund’s average net assets over the 12 month rolling performance period ended October 31, 2008. It is important to note that by charging the base fee and the performance fee on average net assets over the most recently completed quarter and 12 month rolling performance period, respectively, the fees would be higher in times of generally declining net assets (due to either a market decline or net redemptions) than if the fees were charged on the basis of current net assets. Conversely, in times of generally increasing net assets (due to either a market increase or net purchases) the fees generally would be lower than if the fees were charged on the basis of current net assets.

Fund

Nationwide Natural Resources Fund
Nationwide Health Sciences Fund
Nationwide Leaders Fund
Nationwide Technology and Communications Fund
Nationwide China Opportunities Fund
Nationwide Emerging Markets Fund
Nationwide International Growth Fund
Nationwide Worldwide Leaders Fund
Nationwide Global Financial Services Fund
Nationwide Global Utilities Fund

Benchmark

Goldman Sachs Natural Resources Index
Goldman Sachs Healthcare Index
S&P 500® Index
Goldman Sachs Technology Composite Index
MSCI Zhong Hua Index
MSCI Emerging Markets Index
MSCI All Country World Index
Free ex US MSCI World Index
MSCI World Financials Index
60% MSCI World Telecommunication Service Index,
40% MSCI World Utilities Service Index

Nationwide U.S. Growth Leaders Fund

     As described above and in the Fund’s Prospectus, the Nationwide U.S. Growth Leaders Fund is subject to base investment advisory fees that may be adjusted if the Fund out- or under-performs its stated benchmark over a 36-month rolling performance period. Set forth below is further information about the advisory fee arrangements of the Fund:

Fund	Benchmark	Required Excess	Base Advisory	Highest Possible	Lowest Possible
		Performance	Fee	Advisory Fee at	Advisory Fee at
				Each Break Point	Each Break Point
Nationwide	S&P 500® Index 12.0%		0.90% for assets	1.12%	0.68%
U.S. Growth			up to $500 million
Leaders Fund

			0.80% for assets	0.98%	0.62%
			of $500 million
			up to $2 billion,

			0.75% for assets of	0.91%	0.59%
			$2 billion and more

     The performance adjustment for the U.S. Growth Leaders Fund works as follows. If the Fund outperforms its benchmark, the S&P 500® Index, by more than 12.0% over a 36 month rolling performance period, the advisory fees for the quarter will increase from 0.90% to 1.12% for assets under $500 million. If, however, the Fund underperforms its benchmark by 12.0% over a 36 month rolling performance period, the advisory fees for the quarter would go down to 0.68% . In the event that the Fund outperforms or underperforms its benchmark by less than 12% over a 36 month rolling performance period, no adjustment will take place and NFA will receive the applicable base fee.

     The base rate and the performance rate are applied separately. The base rate (as may be reduced by any applicable base advisory fee breakpoints) is applied to the Nationwide U.S. Growth Leaders Fund’s average net assets over the current quarter, while the performance adjustment percentage is applied to the Nationwide U.S. Growth Leaders Fund’s average net assets over the 36 month rolling performance period. The corresponding dollar values are then added to arrive at the total NFA advisory fee for the current period.

     By way of example, assume the Nationwide U.S. Growth Leaders Fund’s performance adjustment rate of 0.22% is achieved by comparing performance of the Fund to its benchmark index over the rolling 36 month period ended October 31, 2008. Further assume that NFA is earning a base advisory fee at an annualized rate of 0.90% . NFA would receive as its fee for the quarter ending October 31, 2008 one-fourth of the annualized rate of 0.90% times the Fund’s average net assets for the quarter, plus one-fourth the annualized rate of 0.22% times the Fund’s average net assets over the rolling 36 month period ended October 31, 2008. It is important to note that by charging the base fee and the performance fee on average net assets over a quarter and rolling 36 month period, respectively, the fees would be higher in times of generally declining net assets (due to either a market decline or net redemptions) than if the fees were charged based on the value of current net assets. Conversely, in times of generally increasing net assets (due to either a market increase or net purchases) the fees generally would be lower than if the fees were charged on the basis of current net assets.

     Under the performance fee arrangements described above, NFA can receive a performance fee increase even if a Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount stated above.

Limitation of Fund Expenses

Nationwide Fund Advisors

     In the interest of limiting the expenses of the Funds, NFA may from time to time waive some, or all, of its investment advisory fee or reimburse other fees for any of the Funds. In this regard, NFA has entered into expense limitation agreements with the Trust on behalf of certain of the Funds (each an “Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreements, NFA has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Class of each such Fund to the limits described below. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles, expenses incurred by a Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the

Fund’s business. Please note that the waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.

     With respect to the Nationwide Hedged Core Equity Fund, Nationwide Small Cap Growth Opportunities, Nationwide Small Cap Value Fund, Nationwide Small Cap Core Fund, Nationwide Market Neutral Fund, Nationwide U.S. Small Cap Value Fund, Nationwide International Value Fund, Nationwide Value Fund, Nationwide Enhanced Income Fund, Nationwide Large Cap Value Fund, Nationwide Technology and Communications Fund, Nationwide Health Sciences Fund, NorthPointe Small Cap Value Fund, Nationwide Value Opportunities Fund, Nationwide U.S. Growth Leaders Fund, Nationwide Micro Cap Equity Fund, Nationwide Investor Destinations Aggressive Fund, Nationwide Investor Destinations Moderately Aggressive Fund, Nationwide Investor Destinations Moderate Fund, Nationwide Investor Destinations Moderately Conservative Fund, Nationwide Investor Destinations Conservative Fund, Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund, Nationwide U.S. Growth Leaders Long-Short Fund, Nationwide Mid Cap Growth Fund, Nationwide Mid Cap Growth Leaders Fund, Nationwide Money Market Fund, Nationwide Enhanced Income Fund,Nationwide Short Duration Bond Fund, NorthPointe Small Cap Growth Fund, Nationwide Small Cap Leaders Fund, Nationwide China Opportunities Fund, Nationwide Natural Resources Fund and the Nationwide Optimal Allocations Funds, Nationwide Emerging Markets Fund, Nationwide International Growth Fund, Nationwide Worldwide Leaders Fund, Nationwide Global Financial Services Fund, Nationwide Global Utilities Fund, NFA may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made to a Fund unless: (i) such Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis; and (iv) the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

     Until at least May 1, 2009 NFA has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, excluding any taxes, interest, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses incurred by a Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business, for certain Funds of the Trust as follows1:

· Nationwide Mid Cap Growth Leaders Fund to 1.20% for Class A shares, Class B shares, Class C shares, Class D shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

· Nationwide Large Cap Value Fund to 1.15% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Class shares and Institutional Service Class shares

· Nationwide Small Cap Leaders Fund to 1.35% Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

·	Nationwide S&P 500 Index Fund to 0.23% for Class A shares, Class B shares, Class C shares, Class R shares,
Institutional Service Class shares, Service Class shares, Institutional Class shares, and Local Fund shares

·	Nationwide U.S. Growth Leaders Fund to 1.30% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

·	Nationwide Value Opportunities Fund to 1.10% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

  NorthPointe Small Cap Value Fund to 1.00% for Institutional Class shares
  NorthPointe Small Cap Growth Fund to 1.10% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares
  Nationwide Technology and Communications Fund to 1.38% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares
  Nationwide Health Sciences Fund to 1.40% for Class A shares, Class B shares, Class C shares, Class R shares,
  Institutional Service Class shares, and Institutional Class shares
  Nationwide Leaders Fund to 1.20% for Class A shares, Class B shares, Class C shares, Class R shares,
  Institutional Service Class shares, and Institutional Class shares
  Each of the Investor Destinations Funds to 0.25% for Class A shares, Class B shares, Class C shares, Class R shares, Service Class shares, and Institutional Class shares
  Nationwide Small Cap Index Fund to 0.30% for Class A shares, Class B shares, Class C shares, Class R shares, and Institutional Class shares
  Nationwide Mid Cap Market Index Fund to 0.32% for Class A shares, Class B shares, Class C shares, Class R shares, and Institutional Class shares
  Nationwide International Index Fund to 0.37% for Class A shares, Class B shares, Class C shares, Class R shares, and Institutional Class shares
  Nationwide Bond Index Fund to 0.32% for Class A shares, Class B shares, Class C shares, Class R shares, and
  Institutional Class shares
  Nationwide Micro Cap Equity Fund to 1.65% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares
  Nationwide Mid Cap Growth Fund to 1.15% for Class A shares, Class B shares, Class C shares, Class R shares,
  Institutional Service Class shares, and Institutional Class shares
  Nationwide U.S. Growth Leaders Long-Short Fund to 1.65% for Class A shares, Class B shares, Class C shares,
  Class R shares, Institutional Service Class shares, and Institutional Class shares2
  Nationwide China Opportunities Fund to 1.75% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares
  Nationwide Natural Resources Fund for 1.20% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares
  Nationwide Optimal Allocations Funds to 0.25% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares
  Nationwide Money Market Fund to 0.59% for Prime shares, Service Class shares, and Institutional Class shares3
  Nationwide Enhanced Income Fund to 0.45% for Class A shares, Class R shares, Institutional Service Class shares and Institutional Class shares

  Nationwide Short Duration Bond Fund to 0.55% for Class A shares, Class C shares, Service Class shares, Institutional Class shares and IRA Class shares
  Nationwide Emerging Markets Fund to 1.55% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares
  Nationwide International Growth Fund to 1.40% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares
  Nationwide Worldwide Leaders Fund to 1.40% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares
  Nationwide Global Financial Services Fund to 1.40% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares
  Nationwide Global Utilities Fund to 1.20% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares
  Nationwide Hedged Core Equity Fund to 1.65% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares
  Nationwide Small Cap Growth Opportunities Fund to 1.35% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares
  Nationwide Small Cap Value Fund to 1.35% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares
  Nationwide Small Cap Core Fund to 1.25% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares
  Nationwide Market Neutral Fund to 1.65% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares
  Nationwide U.S. Small Cap Value Fund to 1.09% for Class A shares, Class C shares, Institutional Service Class shares, and Institutional Class shares
  Nationwide International Value Fund to 1.00% for Class A shares, Class C shares, Institutional Service Class shares, and Institutional Class shares
  Nationwide Value Fund to 0.85% for Class A shares, Class C shares, Class R shares, and Institutional Class shares
1	Effective until at least May 1, 2009.

2	NFA also has agreed to waive an amount equal to 0.25% from its management fee.

3	In addition, with respect to the Service Class of the Nationwide Money Market Fund, effective until at least May 1, 2009, the Fund Operating Expenses including the Rule 12b-1 fees and fees paid pursuant to an Administrative Services Plan shall be limited to 0.75%.

Investment Advisory Fees

     During the fiscal years ended October 31, 2007, 2006 and 2005 (unless otherwise noted), NFA and Morley Capital Management, Inc., the former investment adviser to the Nationwide Short Duration Bond Fund and Nationwide Enhanced Income Fund, earned the following fees for investment advisory services:

				NFA Investment Advisory Fees
				Year Ended October 31,

		2007			2006			2005

Fund	Fees Earned[1]		Fees Reimbursed	Fees Earned[1]		Fees Reimbursed	Fees Earned[1]		Fees Reimbursed

Nationwide Optimal Allocations Fund:
Growth	$0		$83,991	$0		$59,804	$0		$88,800
Nationwide Optimal Allocations Fund:
Moderate Growth	0		97,389	0		61,571	0		96,103
Nationwide Optimal Allocations Fund:
Moderate	0		97,947	0		61,040	0		93,106
Nationwide Optimal Allocations Fund:
Specialty	16,573		126,363	0		75,756	0		104,891
Nationwide Optimal Allocations Fund:
Defensive[3]	0		47,464	n/a		n/a	n/a		n/a
Nationwide Bond Fund	477,524		0	560,910		0	$611,058		0
Nationwide China Opportunities Fund	811,795		0	254,379		22,860	53,056		66,130
Nationwide Health Sciences Fund	268,465		1,005	231,451		0	171,743		16,979
Nationwide Natural Resources Fund	444,725		0	348,236		0	25,554		37,587
Nationwide Technology and	173,551		0
Communications Fund				97,991		39,246	35,131		45,576
Nationwide Government Bond Fund	608,957		0	765,900		0	864,594		0
Nationwide Growth Fund	1,216,547		0	1,355,471		0	1,512,351		0
Nationwide Investor Destinations
Aggressive Fund	1,376,772		0	904,652		0	621,717		0
Nationwide Investor Destinations
Moderately Aggressive Fund	2,175,741		0	1,535,291		0	1,062,546		0
Nationwide Investor Destinations
Moderate Fund	2,149,266		0	1,698,138		0	1,121,567		0
Nationwide Investor Destinations
Moderately Conservative Fund	475,321		0	376,578		0	291,679		260
Nationwide Investor Destinations
Conservative Fund	297,273		0	248,596		0	206,010		3,651
Nationwide Large Cap Value Fund	299,418		638	262,617		0	232,093		8,421
Nationwide U.S. Growth Leaders Long-
Short Fund	1,145,557		135,871	1,353,017		0	623,524		43,113
Nationwide Micro Cap Equity Fund	1,154,094		2,816	1,519,635		0	1,740,056		19,206
Nationwide Mid Cap Growth Fund	$15,408		42,826	46,187		$27,464			36,261

				NFA Investment Advisory Fees
				Year Ended October 31,

		2007			2006			2005

Fund	Fees Earned[1]		Fees Reimbursed	Fees Earned[1]		Fees Reimbursed	Fees Earned[1]		Fees Reimbursed

Nationwide Mid Cap Growth Leaders	311,147		1,185
Fund				318,579		27,262	169,629		83,813
Nationwide Money Market Fund	6,956,795		0	6,310,450		0	6,216,960		1,938
Nationwide Fund	7,416,847		0	7,369,230		0	7,933,531		0
Nationwide Leaders Fund	112,015		27,196	109,349		22,019	54,471		31,180
Nationwide Small Cap Fund	9,113,145		0	1,722,854		0	297,241		3,826
Nationwide Small Cap Leaders Fund	460,061		0	239,221		9,303	30,584		62,315
Nationwide Tax-Free Income Fund	752,412		0	842,625		0	932,283		0
Nationwide U.S. Growth Leaders Fund[5]	1,114,108		0	1,353,017		0	574,027		0
Nationwide Value Opportunities Fund	69,014		40,325	112,006		47,791	85,209		54,601
Nationwide Bond Index Fund	3,078,113		439,605	3,857,103		663,758	2,051,322		710,181
Nationwide International Index Fund	5,986,824		386,490	4,540,332		631,723	2,355,335		756,273
Nationwide Mid Cap Market Index Fund	2,135,394		319,532	2,625,630		509,553	1,304,736		519,931
Nationwide S&P 500 Index Fund	3,423,639		375,580	3,841,921		808,395	1,820,253		1,108,994
Nationwide Small Cap Index Fund	932,766		164,560	1,043,208		222,353	457,564		256,790
NorthPointe Small Cap Growth Fund	834,674		75,278	480,852		28,148	435,018		44,324
NorthPointe Small Cap Value Fund	277,479		3,918	233,282		17,755	239,023		4,960
Nationwide Emerging Markets Fund[6]	912,749		0	607,164		0	334,734		0
Nationwide Global Financial Services	505,686		1,644	272,215		0	61,780		33,642
Fund[6]
Nationwide Global Utilities Fund[6]	190,115		0	90,092		38,548	14,884		50,361
Nationwide International Growth Fund[6]	1,199,043		0	291,065		2,995	66,804		37,930
Nationwide Worldwide Leaders Fund[6]	627,227		786	424,069		25,742	243,227		84,058

				Morley Capital Management, Inc. Investment Advisory Fees
				Year Ended October 31,
		2007		2006		2005
Fund	Fees Earned[1]		Fees Reimbursed	Fees Earned[1]	Fees Reimbursed	Fees Earned[1]	Fees Reimbursed

Nationwide Short Duration	$209,900		$83,960	$386,120	$0	$597,359	$238,942
Bond Fund[7]
Nationwide Enhanced Income	838,809		114,888	1,730,576	180,035	1,141,836	196,148
Fund[7]

[1]	Fees net of reimbursement.

[2]	Fund commenced operations on June 29, 2004.

[3]	Fund commenced operations on December 15, 2006

[4]	Fund commenced operations on March 30, 2004.

[5]	The Fund has not paid the performance component of its advisory fee since June 2004.

[6]	NWD Management & Research Trust (“NMRT”) was the Fund’s investment adviser until September 29, 2006 when it transferred all of its investment advisory responsibilities to NFA, its then wholly-owned subsidiary. Fees stated include those earned by NMRT.

[7]	Morley Capital Management, Inc. was the Fund’s investment adviser until April 30, 2007.

Subadvisers

The subadvisers for certain of the Funds advised by NFA are as follows:

Fund

Nationwide Large Cap Value Fund
Nationwide Value Opportunities Fund
NorthPointe Small Cap Value Fund
NorthPointe Small Cap Growth Fund
Nationwide Mid Cap Growth Fund
Nationwide Micro Cap Equity Fund
Nationwide Small Cap Leaders Fund
Nationwide Mid Cap Growth Leaders Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide International Index Fund
Nationwide Bond Index Fund
Nationwide Short Duration Bond Fund
Nationwide Enhanced Income Fund
Nationwide China Opportunities Fund
Nationwide Emerging Markets Fund
Nationwide International Growth Fund
Nationwide Worldwide Leaders Fund
Nationwide Global Utilities Fund
Nationwide Fund
Nationwide Global Financial Services Fund
Nationwide Health Sciences Fund
Nationwide Natural Resources Fund
Nationwide Technology and
Communications Fund
Nationwide Growth Fund
Nationwide Leaders Fund
Nationwide Optimal Allocations Fund:
Defensive
Nationwide Optimal Allocations Fund:
Moderate
Nationwide Optimal Allocations Fund:
Moderate Growth
Nationwide Optimal Allocations Fund:
Growth
Nationwide Optimal Allocations Fund:
Specialty
Nationwide Small Cap Fund
Nationwide Small Cap Leaders Fund
Nationwide U.S. Growth Leaders Fund
Nationwide U.S. Growth Leaders
Long-Short Fund
Nationwide Bond Fund
Nationwide Government Bond Fund
Nationwide Money Market Fund

Subadviser

NorthPointe Capital LLC (“NorthPointe”)
NorthPointe
NorthPointe
NorthPointe
NorthPointe
NorthPointe
NorthPointe
Security Global Investors (“SGI”)
BlackRock Investment Management, LLC (“BlackRock”)
BlackRock
BlackRock
BlackRock
BlackRock
Morley Capital Management, Inc. (“MCM”)
MCM
Gartmore Global Partners (“GGP”)
GGP
GGP
GGP
GGP
Aberdeen Asset Management Inc. (“Aberdeen”)
Aberdeen
Aberdeen
Aberdeen

Aberdeen
Aberdeen
Aberdeen
Aberdeen

Aberdeen

Aberdeen

Aberdeen

Aberdeen
Aberdeen
Aberdeen
Aberdeen
Aberdeen

Nationwide Asset Management, LLC (“NWAM”)
NWAM
NWAM

     Aberdeen Asset Management Inc., 1735 Market Street, 37th Floor, Philadelphia, PA 19103, is the U.S. arm of a global investment management group based in the United Kingdom, Aberdeen Asset Management PLC (“Aberdeen PLC”). Aberdeen manages or sub-advises approximately $37.5 billion in U.S. fixed income and equity assets for investment companies and institutional and retail clients as of October 31, 2007. Worldwide, Aberdeen

PLC had approximately $209.7 billion in assets under management in a range of global equity, fixed income and property investments.

     BlackRock Investment Management, LLC, P.O. Box 9011, Princeton, New Jersey 08543-9011, is a wholly owned subsidiary of BlackRock, Inc.

     Gartmore Global Partners, 8 Fenchurch Place, London, England, United Kingdom, was previously an affiliate of NFA. However, effective September 29, 2006, GGP is no longer affiliated with NFA.

     Morley Capital Management, Inc. (“MCM”), located at 5665 S.W. Meadows Road, Lake Oswego, Oregon 97035, was organized in 1983 as an Oregon corporation and is a registered investment adviser. The firm focuses its investment management business on providing fixed-income management services to tax-qualified retirement plans, mutual funds, collective investment trusts and separate investment accounts. MCM was the investment adviser to each of the Nationwide Short Duration Bond Fund and the Nationwide Enhanced Income Fund until April 30, 2007. MCM is a subsidiary of Principal Global Investors, LLC.

     Nationwide Asset Management, LLC, One Nationwide Plaza, Mail Code 1-20-19, Columbus, OH 43215, provides investment advisory services to registered investment companies and other types of accounts, such as institutional separate accounts. NWAM was organized in 2007, in part, to serve as investment subadviser for fixed income funds. NWAM is a wholly owned subsidiary of Nationwide Mutual, and thus an affiliate of NFA.

     NorthPointe Capital LLC (NorthPointe) 101 West Big Beaver, Suite 745, Troy, Michigan 48084, is a domestic-equity money management firm dedicated to serving the investment needs of institutions, high-net worth individuals and mutual funds. NorthPointe was organized in 1999. NorthPointe is a subsidiary of NorthPointe Holdings, LLC.

     Security Global Investors (SGI), originally formed in 1961, provides investment advice to registered investment companies, private investment funds and institutional accounts. Its principal office is located at One Security Benefit Place, Topeka, Kansas. Security Global Investors (SGI) refers to both Security Investors, LLC and Security Global Investors, LLC, which both do business as SGI. Each is a limited liability company controlled by its members, Security Benefit Life Insurance Company and Security Benefit Corporation. Security Benefit Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas, is controlled by Security Benefit Corporation, a Kansas stock holding company. Security Benefit Crporation is wholly owned by Security Benefit Mutual Holding Company, a non-stock company organized under the laws of the State of Kansas. Security Benefit Mutual Holding Company is controlled by Security Benefit Life Insurance Company policyholders.

     Subject to the supervision of NFA and the Trustees, each of the subadvisers will manage all or a portion of the assets of the Fund listed above in accordance with the Fund’s investment objectives and policies. Each subadviser makes investment decisions for the Fund and in connection with such investment decisions places purchase and sell orders for securities. For the investment management services they provide to the Funds, the subadvisers receive annual fees from NFA, calculated at an annual rate based on the average daily net assets of the Funds.

     A discussion regarding the basis for the Board of Trustees approval of the investment advisory contracts of the Funds will be available in the Funds’ semi-annual report to the shareholders for the six-month period ended April 30, 2008.

Subadvisory Fees Paid

     The following table sets forth the amount NFA paid to the subadvisers for the fiscal periods ended October 31, 2007, 2006 and 2005 (unless otherwise noted):

Fund[1]		Year ended October 31,

	2007	2006	2005

Nationwide Growth Fund	$63,556	$0	$0

Nationwide China Opportunities Fund	426,569	16,140	60,354

Nationwide Large Cap Value Fund	150,512	70,031	112,240

Nationwide U.S. Growth Leaders Long-Short
Fund[3]	45,148	0	0

Nationwide Small Cap Fund	451,014	0	0

Nationwide S&P 500 Index Fund	$527,341	571,941	463,187

Nationwide Value Opportunities Fund	29,902	0	0

Nationwide Small Cap Index Fund	384,066	363,619	250,025

Nationwide Mid Cap Market Index Fund	836,908	977,563	746,468

Nationwide International Index Fund	2,409,548	1,899,029	1,382,942

Nationwide Bond Index Fund	1,222,121	1,453,166	1,129,735

Nationwide Emerging Markets Fund[2]	482,787	28,584	168,356

Nationwide International Growth Fund[2]	562,666	19,445	50,909

Nationwide Worldwide Leaders Fund[2]	292,296	18,049	153,430

Nationwide Global Utilities Fund[2]	90,938	5,840	31,153

Nationwide Enhanced Income Fund	83,193

Nationwide Fund[3]	321,548	n/a	n/a

Nationwide Global Financial Services Fund[3]	1,748	n/a	n/a

Nationwide Health Sciences Fund[3]	3,451	n/a	n/a

Nationwide Natural Resources Fund[3]	171,126	n/a	n/a

Nationwide Technology and Communications	17,923
Fund[3]		n/a	n/a

Nationwide Growth Fund[3]	63,556	n/a	n/a

Nationwide Leaders Fund[3]	2,382	n/a	n/a

Nationwide Micro Cap Equity Fund	365,334

Nationwide Mid Cap Growth Fund	15,803

Nationwide Mid Cap Growth Leaders Fund	80,492

Nationwide Money Market Fund	0

Nationwide Optimal Allocations Fund:
Defensive[3]	178	n/a	n/a

Nationwide Optimal Allocations Fund:
Moderate[3]	2,971	n/a	n/a

Nationwide Optimal Allocations Fund: Moderate
Growth[3]	2,776	n/a	n/a

	1,231
Nationwide Optimal Allocations Fund: Growth[3]		n/a	n/a

Nationwide Optimal Allocations Fund:
Specialty[3]	7,778	n/a	n/a

Nationwide Short Duration Bond Fund	39,960

Nationwide Small Cap Leaders Fund	149,082

Nationwide U.S. Growth Leaders Fund[3]	44,737	n/a	n/a

Northpointe Small Cap Growth Fund	324,503

Northpointe Small Cap Value Fund	75,013

1	The Nationwide Short Duration Bond, Nationwide Enhanced Income, Nationwide Mid Cap Growth Leaders, Nationwide Mid Cap Growth, Nationwide Micro Cap Equity and Nationwide Small Cap Leaders Funds did not have subadviser arrangements until May 1, 2007.

2	NMRT was the Fund’s adviser until September 29, 2006 when it transferred its investment advisory responsibilities to NFA, its then wholly-owned subsidiary. Fees stated include those paid by NMRT.

3	The Nationwide Fund, Nationwide Growth Fund, Nationwide Global Financial Services Fund, Nationwide Health Sciences Fund, Nationwide Natural Resources Fund, Nationwide Technology and Communications Fund, Nationwide Leaders Fund, Nationwide U.S. Growth Leaders Fund, Nationwide Optimal Allocations Funds and the Nationwide U.S. Growth Leaders Long-Short Fund did not have subadviser arrangements until October 1, 2007.

Multi-Manager Structure

     NFA and the Trust have received from the SEC an exemptive order for the multi-manager structure which allows NFA to hire, replace or terminate unaffiliated subadvisers without the approval of shareholders; the order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser without shareholder approval. If a new unaffiliated subadviser is hired, the change will be communicated to shareholders within 90 days of such changes, and all changes will be approved by the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or NFA. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility.

     NFA provides investment management evaluation services to the Funds principally by performing initial due diligence on prospective subadvisers for the Fund and thereafter monitoring the performance of the subadviser through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the subadviser. NFA has responsibility for communicating performance expectations and evaluations to the subadviser and ultimately recommending to the Trust’s Board of Trustees whether the subadviser’s contract should be renewed, modified or terminated; however, NFA does not expect to recommend frequent changes of subadvisers. NFA will regularly provide written reports to the Trust’s Board of Trustees regarding the results of its evaluation and monitoring functions. Although NFA will monitor the performance of the subadvisers, there is no certainty that the subadvisers or the Funds will obtain favorable results at any given time.

Distributor

     Nationwide Fund Distributors LLC (“NFD” or the “Distributor”), 1200 River Road, Suite 1000, Conshohocken, PA 19428, serves as underwriter for each of the Funds in the continuous distribution of its shares pursuant to an Underwriting Agreement as of May 1, 2007 (the “Underwriting Agreement”). Unless otherwise terminated, the Underwriting Agreement will continue for an initial period of two years and from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust’s Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. NFD is a wholly-owned subsidiary of NFS Distributors, Inc., which in turn is a wholly-owned subsidiary of NFS. The following entities or people are affiliates of the Trust and are also affiliates of NFD:

Nationwide Fund Advisors
Nationwide Fund Management LLC
Nationwide SA Capital Trust
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc.
Nationwide Corporation
Nationwide Mutual Insurance Company
Stephen T. Grugeon
Dorothy Sanders
Joseph Finelli
Doff Meyer
Michael Butler
Eric E. Miller

     In its capacity as Distributor, NFD solicits orders for the sale of Shares, advertises and pays the costs of distribution, advertising, office space and the personnel involved in such activities. NFD receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge and 12b-1 fee, if any, imposed upon sales of shares of each of the Funds.

     During the fiscal years ended October 31, 2007, 2006 and 2005 (unless otherwise noted), NFD received the following commissions from the sale of shares of the Funds:

		Years ended October 31

Funds	2007	2006	2005

Nationwide Optimal Allocations Fund: Growth	$6,152	$7,739.56	$2,271.26

Nationwide Optimal Allocations Fund: Moderate Growth	18,833	24,442.56	11,105.98

Nationwide Optimal Allocations Fund: Moderate	10,087	33,492.47	17,827.43

Nationwide Optimal Allocations Fund: Specialty	26,898	30,340.26	8,592.39

Nationwide Optimal Allocations Fund: Defensive	1,944	n/a	n/a

Nationwide Bond Fund	2,087	1,905.90	2,855.52

Nationwide China Opportunities Fund	83,984	23,088.95	11,701.12

Nationwide Emerging Markets Fund	23,559	18,041.93	7,403.22

Nationwide Global Financial Services Fund	8,284	25,011.67	2,092.06

Nationwide Health Sciences Fund	171	1,756.80	1,756.66

Nationwide Natural Resources Fund	21,256	52,540.95	28,128.89

Nationwide Technology and Communications Fund	490	810.66	737.19

Nationwide Global Utilities Fund	10,812	3,809.28	2,486.86

Nationwide Government Bond Fund	1,251	1,879.75	2,416.45

Nationwide Growth Fund	7,592	10,681.72	15,191.46

Nationwide International Growth Fund	64,256	19,046.61	1,195.07

Nationwide Investor Destinations	43,204
Aggressive Fund		51,440.11	52,166.24

Nationwide Investor Destinations	62,547
Moderately Aggressive Fund		95,770.57	97,971.02

Nationwide Investor Destinations	49,141
Moderate Fund		78,286.98	101,146.99

Nationwide Investor Destinations	6,525
Moderately Conservative Fund		24,246.15	38,094.98

Nationwide Investor Destinations	4,717
Conservative Fund		11,462.75	18,803.55

Nationwide Large Cap Value Fund	4,120	3,315.35	3,850.44

Nationwide U.S. Growth Leaders Long-Short Fund	4,699	9,217.38	8,021.01

Nationwide Micro Cap Equity Fund	2,310	4,844.44	42,048.76

Nationwide Mid Cap Growth Fund	259	1,881.68	1,251.51

Nationwide Mid Cap Growth Leaders Fund	1,921	2,019.45	2,335.98

Nationwide Short Duration Bond Fund	36	660.71	1,800.98

Nationwide Enhanced Income Fund	17	1,695.10	103.80

Nationwide Fund	26,495	30,041.09	28,255.59

Nationwide Leaders Fund	1,185	2,523.78	3,599.01

Nationwide Small Cap Fund	216,923	142,162.67	7,469.93

Nationwide Small Cap Leaders Fund	13,082	8,395.70	6,572.51

Nationwide Tax-Free Income Fund	2,071	10,205.47	10,648.26

Nationwide U.S. Growth Leaders Fund	6,848	41,581.99	35,013.13

Nationwide Value Opportunities Fund	564	822.13	2,319.55

Nationwide Worldwide Leaders Fund	13,723	9,531.59	843.49

Nationwide Bond Index Fund	841	1,483.76	1,681.62

Nationwide International Index Fund	763	479.43	383.62

Nationwide Mid Cap Market Index Fund	2,128	3,288.95	2,637.07

Nationwide S&P 500 Index Fund	3,220	4,330.36	6,350.65

Nationwide Small Cap Index Fund	1,077	1,964.00	685.13

NorthPointe Small Cap Growth Fund	0	0	0

NorthPointe Small Cap Value Fund	0	0	0

     NFD also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of Class B, Class C, Class X and Class Y shares (and certain Class A shares). During the fiscal years ended October 31, 2007, 2006 and 2005 (unless otherwise noted), NFD received the following amounts from such sales charges:

		Years ended October 31

Funds	2007	2006	2005

Nationwide Optimal Allocations Fund: Growth	$3,689	$1,216.04	$199

Nationwide Optimal Allocations Fund: Moderate	6,754
Growth		4,568.62	773

Nationwide Optimal Allocations Fund: Moderate	11,425	9,615.56	2,040

Nationwide Optimal Allocations Fund: Specialty	6,348	2,285.51	629

Nationwide Optimal Allocations Fund: Defensive[1]	9	0	0

Nationwide Bond Fund	4,023	2,146.70	6,582

Nationwide China Opportunities Fund	59,092	7,570.82	2,355

Nationwide Emerging Markets Fund	4,228	4,476.49	2,236

Nationwide Global Financial Services Fund	16,967	11,126.92	354

Nationwide Health Sciences Fund	618	910.19	869

Nationwide Natural Resources Fund	15,326	34,378.76	2,557

Nationwide Technology and Communications Fund	400	816.26	3,017

Nationwide Global Utilities Fund	10,901	221.23	1,102

Nationwide Government Bond Fund	4,456	174.53	$16,727

Nationwide Growth Fund	6,402	7,910.67	13,609

Nationwide International Growth Fund	5,736	4,797.96	442

Nationwide Investor Destinations Aggressive Fund	44,215	36,899.97	30,750

Nationwide Investor Destinations Moderately
Aggressive Fund	74,129	75,184.79	64,859

Nationwide Investor Destinations Moderate Fund	57,091	67,053.64	58,334

Nationwide Investor Destinations Moderately	28,522
Conservative Fund		17,791.15	19,951

Nationwide Investor Destinations Conservative Fund	19,940	18,714.33	15,292

Nationwide Large Cap Value Fund	1,504	3,513.97	1,498

Nationwide U.S. Growth Leaders Long-Short Fund	2,880	5,632.36	2,655

Nationwide Micro Cap Equity Fund	11,776	14,717.21	34,867

Nationwide Mid Cap Growth Fund	201	63.79	349

Nationwide Mid Cap Growth Leaders Fund	7,139	7,419.21	8,423

Nationwide Money Market Fund	6,539	0	3,408

Nationwide Short Duration Bond Fund	0	0	20

Nationwide Enhanced Income Fund	0	0	0

Nationwide Fund	27,372	38,657.60	49,695

Nationwide Leaders Fund	1,250	508.38	231

Nationwide Tax-Free Income Fund	7,062	624.84	15,062

Nationwide U.S. Growth Leaders Fund	15,950	29,293.61	10,281

Nationwide Value Opportunities Fund	2,316	3,265.70	6,556

Nationwide Worldwide Leaders Fund	4,444	1,119.94	281

Nationwide Bond Index Fund	187	1,780.38	3,532

Nationwide International Index Fund	366	329.55	280

Nationwide Mid Cap Market Index Fund	1,917	603.57	1,343

Nationwide S&P 500 Index Fund	8,802	15,086.05	10,400

Nationwide Small Cap Fund	116,984	24,596.69	3,743

Nationwide Small Cap Index Fund	1,622	1,623.02	877

Nationwide Small Cap Leaders Fund	59,738	1,310.87	47

NorthPointe Small Cap Growth Fund	0	0	0

NorthPointe Small Cap Value Fund	0	0	0

1 The Nationwide Optimal Allocations Fund: Defensive commenced operations on December 15, 2006.

     From such contingent deferred sales charges, NFD retained $658,462, $520,405, and $397,885 for 2007, 2006 and 2005, respectively, after reallowances to dealers. NFD reallows to dealers 5.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge 5.75%, 4.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge of 4.75%, 3.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge of 3.75%, 4.00% on Class B and Class X shares of the Funds, 1.85% on Class C and Class Y shares of the Funds, 4.00% on Class D shares of the Funds.

Distribution Plan

     The Funds have adopted a Distribution Plan (the “Plan”) under Rule 12b-1 of the 1940 Act with respect to certain classes of shares. The Plan permits the Funds to compensate NFD, as the Funds’ Distributor, for expenses associated with the distribution of certain classes of shares of the Funds. Although actual distribution expenses may be more or less, under the Plan the Funds pay the distributor an annual fee in an amount that will not exceed the following amounts:

  0.25% of the average daily net assets of Class A shares of each applicable Fund;
  0.25% of the average daily net assets of Service Class shares and IRA Class shares of the Nationwide Short Duration Bond Fund;
  0.75% of the average daily net assets of Class C shares of the Nationwide Short Duration Bond Fund;
  0.25% of the average daily net assets of Service Class Shares of the Investor Destinations Funds;
  1.00% of the average daily net assets of Class B and Class C shares for each applicable Fund other than the Nationwide Money Market Fund and the Nationwide Short Duration Bond Fund;
  0.85% of the average daily net assets of the Class X and Class Y shares of the Nationwide Bond, Nationwide Government Bond and Nationwide Tax-Free Income Funds;
  0.15% of the average daily net assets of Service Class shares of the Nationwide Money Market and S&P 500 Index Funds;
  0.07% of the average daily net assets of the Local Fund shares of the Nationwide S&P 500 Index Fund; and
  0.50% of the average daily net assets of the Class R Shares of each applicable Fund.

     During the fiscal year ended October 31, 2007 (unless otherwise noted), NFD earned the following distribution fees under the Plan:

					Service	Local
Fund	Class A	Class B	Class C	Class R	Class	Class

Nationwide Optimal Allocations Fund:
Growth	$12,770	$11,927	$89,225	$995

Nationwide Optimal Allocations Fund:
Moderate Growth	35,635	36,797	185,267	8

Nationwide Optimal Allocations Fund:
Moderate	25,915	31,963	253,710	412

Nationwide Optimal Allocations Fund:
Specialty	90,639	58,434	529,864	984

					Service	Local
Fund	Class A	Class B	Class C	Class R	Class	Class

Nationwide Optimal Allocations Fund:
Defensive	1,266	730	2,367	3

Nationwide Bond Fund[1]	30,015	3,156	12,961	6	0

Nationwide China Opportunities Fund	74,064	29,550	129,805	236

Nationwide Emerging Markets Fund	124,279	69,243	97,829	4,027

Nationwide Global Financial Services Fund	65,396	30,260	61,944	345

Nationwide Health Sciences Fund	25,494	13,559	17,956	65

Nationwide Natural Resources Fund	59,542	21,502	111,097	6,072

Nationwide Technology and
Communications Fund	8,549	12,250	2,621	6

Nationwide Global Utilities Fund	27,529	23,452	61,470	623

Nationwide Government Bond Fund[1]	76,282	3,770	15,857	6	0

Nationwide Growth Fund	35,412	42,607	11,247	7

Nationwide International Growth Fund	187,806	81,532	287,277	883

Nationwide Investor Destinations Aggressive
Fund	203,794	197,892	1,144,721	62,821	2,016,235

Nationwide Investor Destinations
Moderately Aggressive Fund	258,603	423,024	2,154,245	118,195	3,107,093

Nationwide Investor Destinations Moderate
Fund	200,636	371,212	2,047,723	118,686	3,129,843

Nationwide Investor Destinations
Moderately Conservative Fund	71,935	77,834	434,784	36,227	674,468

Nationwide Investor Destinations
Conservative Fund	48,229	38,973	200,137	18,673	445,086

Nationwide Large Cap Value Fund	76,793	17,765	74,017	702

Nationwide U.S. Growth Leaders Long-
Short Fund	96,115	13,098	284,624	6

Nationwide Micro Cap Equity Fund	107,426	60,886	282,576	28

Nationwide Mid Cap Growth Fund	5,867	2,258	5,479	10

Nationwide Mid Cap Growth Leaders Fund	18,207	29,693	8,616	8

Nationwide Money Market Fund					13,236

Nationwide Short Duration Bond Fund	2,183	0	294	0	157,427

Nationwide Enhanced Income Fund	3,845	0	0	5	0

Nationwide Fund	300,380	184,076	8,246	35

Nationwide Leaders Fund	19,781	11,152	39,347	298

Nationwide Tax-Free Income Fund[1]	20,930	7,454	12,734	0	0

Nationwide U.S. Growth Leaders Fund	196,175	59,291	314,292	6,825

Nationwide Value Opportunities Fund	30,938	24,795	7,146	8

Nationwide Worldwide Leaders Fund	127,828	14,110	121,886	948

Nationwide Bond Index Fund	123,196	2,336	195	0	0	0

Nationwide International Index Fund	430,751	6,523	12,206	3	0	0

Nationwide Mid Cap Market Index Fund	520,352	9,818	10,252	3	0	0

Nationwide S&P 500 Index Fund	166,060	93,089	24,280	675	984,161	102

Nationwide Small Cap Fund	1,949,002	195,962	2,327,451	32,738

Nationwide Small Cap Index Fund
	323,722	4,673	6,008	2	0	0

Nationwide Small Cap Leaders Fund	56,901	22,284	172,750	1,000

NorthPointe Small Cap Growth Fund	23	15	15	13,515

NorthPointe Small Cap Value Fund	0	0	0	0

1	Class B and Class C shares were re-designated as Class X and Class Y shares, respectively, effective September 1, 2003. The following amounts were earned by NFD on the Class X and the Class Y shares of these Funds for the fiscal year ended October 31, 2007:

Funds	Class X	Class Y

Nationwide Bond Fund	$14,192	$1,270

Nationwide Government Bond Fund	14,272	6,851

Nationwide Tax-Free Income Fund	22,667	1,098

IRA Class Shares

Nationwide Short Duration Bond Fund		$45,128

     Effective December 27, 2004 the Nationwide Short Duration Bond Fund ceased offering IRA Class shares to new investors.

     As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the “Independent Trustees”). The Plan was initially approved by the Board of Trustees on March 5, 1998, and is amended from time to time upon approval by the Board of Trustees. The Plan may be terminated as to a Class of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class. Any change in the Plan that would materially increase the distribution cost to a Class requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days’ written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Shares of the applicable Class. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its Shareholders.

     The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per share, may be reduced and overall performance per share may be improved.

     NFD has entered into, and will enter into, from time to time, agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund’s shares including, but not limited to, those discussed above. NFD or an affiliate of NFD pays additional amounts from its own resources to dealers or other financial intermediaries, including its affiliate, Nationwide Financial Services, Inc. or its subsidiaries, for aid in distribution or for aid in providing administrative services to shareholders.

     The Trust has been informed by NFD that during the fiscal year ended October 31, 2007, the following expenditures were made using the 12b-1 fees received by NFD with respect to the Funds:

Fund	Prospectus	Distributor	Financing	Broker-Dealer
	Printing & Compensation		Charges	Compensation
	Mailing[1]	& Costs [1]	with Respect	& Costs
			to B & C
			Shares

Nationwide Bond Fund	$1,275.90	$ -	$19,123.63	$39,627.17

Nationwide Bond Index Fund	930.73	-	1,970.08	122,708.23

Nationwide China Opportunities Fund	3,427.76	-	118,404.77	108,611.97

Nationwide Emerging Markets Fund	4,641.28	-	86,181.70	191,946.22

Nationwide Enhanced Income Fund	35.48	-	-	3,741.18

Nationwide Fund	7,216.42	7,244.88	141,361.66	336,606.22

Nationwide Global Financial Services Fund	773.71	-	54,115.55	82,077.15

Nationwide Health Sciences Fund	375.41	-	12,945.53	38,038.36

Nationwide Natural Resources Fund	1,072.40	3,033.51	60,821.79	131,576.41

Nationwide Technology and Communications Fund	580.79	-	11,555.68	8,234.16

Nationwide Global Untities Fund	341.19	-	46,392.43	47,278.55

Nationwide Government Bond Fund	874.70	-	25,395.12	89,166.92

Nationwide Growth Fund	2,228.71	-	35,527.69	51,327.71

Nationwide International Growth Fund	2,192.13	-	297,787.60	225,490.51

Nationwide International Index Fund	3,048.97	842.85	12,797.38	433,214.99

Nationwide Investor Destinations Aggressive Fund	6,860.40	1,267.83	453,756.35	3,142,564.00

Nationwide Investor Destinations Conservative	6,860.40	19,001.56	68,183.87	652,321.32
Fund

Nationwide Investor Destinations Moderately	6,860.40	2,626.44	719,498.36	5,289,187.13
Aggressive Fund

Nationwide Investor Destinations Moderately	6,860.40	4,754.29	138,588.34	1,136,626.04
Conservative Fund

Nationwide Investor Destinations Moderate Fund	6,860.40	5,541.48	692,864.19	5,121,222.61

Nationwide Large Cap Value Fund	1,556.27	-	42,013.29	124,094.31

Nationwide Leaders Fund	1,165.55	-	23,202.36	39,105.48

Nationwide Micro Cap Equity Fund	4,600.99	831.18	56,754.95	378,190.70

Nationwide Mid Cap Growth Fund	1,236.48	-	3,465.74	8,735.75

Nationwide Mid Cap Growth Leaders Fund	496.75	-	24,667.47	31,197.73

Nationwide Mid Cap Market Index Fund	645.63	-	13,241.65	525,869.68

Nationwide Money Market Fund	392.41	-	-	8,427.50

Nationwide Optimal Allocation Fund: Defensive	38.38	-	2,695.14	1,409.56

Nationwide Optimal Allocation Fund: Growth	414.91	-	60,791.23	52,697.34

Nationwide Optimal Allocation Fund: Moderate	206.17	-	121,484.91	133,535.17
Growth

Nationwide Optimal Allocation Fund: Moderate	98.39	-	160,131.06	149,093.83

Nationwide Optimal Allocation Fund: Specialty	576.91	-	363,512.44	309,597.59

Nationwide Retirement Income Fund	-	-	1.70	-

Nationwide S&P 500 Index Fund	3,048.97	10,124.71	94,390.08	1,154,534.21

Nationwide Short Duration Bond Fund	2,723.40	4,604.08	49.27	196,828.38

Nationwide Small Cap Fund	3,612.03	10,829.94	2,027,090.40	2,437,986.12

Nationwide Small Cap Index Fund	748.18	-	6,920.70	325,843.47

Nationwide Small Cap Leaders Fund	441.71	-	111,599.33	137,314.17

Nationwide Tax-Free Income Fund	1,762.92	-	23,674.24	35,742.00

Nationwide U.S. Growth Leaders Fund	1,100.01	-	132,032.89	432,073.94

Nationwide U.S. Growth Long-Short Fund Leaders	2,666.58	10,887.25	117,019.22	257,168.76

1 Printing and mailing of prospectuses to other than current Fund shareholders.

Nationwide Value Opportunites Fund	1,173.89	-	19,407.31	42,121.65

Nationwide Worldwide Leaders Fund	2,311.68	50,595.08	102,869.96	108,262.96

NorthPointe Small Cap Growth Fund	0.66	-	11.13	13,547.22

NorthPointe Small Cap Value Fund	-	-	-	-

Administrative Services Plan

     Under the terms of an Administrative Services Plan, a Fund is permitted to enter into Servicing Agreements with servicing organizations, such as broker-dealers and financial institutions, who agree to provide certain administrative support services in connection with the Class A, Class D, Class R, Institutional Service Class and Service Class shares of the Funds (as applicable), the Prime shares of the Money Market Fund, and the IRA Class shares of the Short Duration Bond Fund. Such administrative support services include, but are not limited to, the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required. With respect to the Class R shares, these types of administrative support services will be exclusively provided for retirement plans and their plan participants.

     As authorized by the particular Administrative Services Plan(s) for the Funds, the Trust has entered into Servicing Agreements for the Funds pursuant to which Nationwide Financial Services, Inc. (“NFS”) has agreed to provide certain administrative support services in connection with the applicable Fund shares held beneficially by its customers. NFS is a majority owned subsidiary of Nationwide Corporation, and is the parent company of NFA, and the indirect parent company of NFD. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include NFD) will receive a fee, computed at the annual rate of up to 0.25%, 0.25% and 0.15% of the average daily net assets of the Class A, D, R or Institutional Service and Service Class shares, respectively, of each Fund (as applicable), Prime shares of the Money Market Fund and IRA Class shares of the Nationwide Short Duration Bond Fund.

     The Trust has also entered into a Servicing Agreement pursuant to which Nationwide Investment Services Corporation (“NISC”) has agreed to provide certain administrative support services in connection with Service Class shares of the Money Market Fund held beneficially by its customers. NISC is indirectly owned by NFS.

     During the fiscal year ended October 31, 2007, NFS and its affiliates received $10,291,284 in administrative services fees from the Funds.

Fund Administration and Transfer Agency Services

     Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), an indirect wholly-owned subsidiary of NFS, provides various administrative and accounting services, including daily valuation of the Funds’ shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. NFM also serves as transfer agent and dividend disbursing agent for each of the Funds. NFM is located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428. For the fund administration and transfer agency services, each Fund pays NFM a combined annual fee based on the Trust’s average daily net assets according to the following schedule*:

Asset Level[1]	Aggregate Trust Fee

$0 up to $1 billion	0.26%
$1 billion up to $3 billion	0.19%
$3 billion up to $4 billion	0.15%
$4 billion up to $5 billion	0.08%
$5 billion up to $10 billion	0.05%
$10 billion up to $12 billion	0.03%
$12 billion and more	0.02%

1	The assets of each of the Funds of Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The Funds of Funds do not pay any part of this fee.

* In addition to these fees, the Trust also pays for out-of-pocket expenses (including, but not limited to, the cost of pricing services that NFM utilizes and any networking fees paid as out-of-pocket expenses) reasonably incurred by NFM in providing services to the Trust.

     During the fiscal years ended October 31, 2007, October 31, 2006 and October 31, 2005, Nationwide SA Capital Trust, the Funds’ former administrator, and NFM were paid combined fund administration and transfer agency fees from the Funds as follows:

	Year Ended	Year Ended	Period Ended

Fund	October 31, 2007	October 31, 2006	October 31, 2005
Nationwide Optimal Allocations Fund:	$21,391	$0	$0
Growth
Nationwide Optimal Allocations Fund:	39,699	0	0
Moderate Growth
Nationwide Optimal Allocations Fund:	43,336	0	0
Moderate
Nationwide Optimal Allocations Fund:	96,934	0	0
Specialty
Nationwide Optimal Allocations Fund:	4,800	n/a	n/a
Defensive[1]
Nationwide Bond Fund	119,837	135,261	158,706
Nationwide China Opportunities Fund	104,282	41,879	57,424
Nationwide Emerging Markets Fund	119,871	83,519	33,542
Nationwide Global Financial Services Fund	95,153	46,910	56,788
Nationwide Health Sciences Fund	48,834	35,639	25,060
Nationwide Natural Resources Fund	124,154	69,775	29,644
Nationwide Technology and	20,302	13,664	13,185
Communications Fund
Nationwide Global Utilities Fund	50,516	25,790	28,213
Nationwide Government Bond Fund	128,899	166,159	207,288
Nationwide Growth Fund	262,299	293,008	327,352
Nationwide International Growth Fund	215,550	50,244	30,230
Nationwide Investor Destinations	229,508	0	0
Aggressive Fund
Nationwide Investor Destinations	318,639	0	0
Moderately Aggressive Fund
Nationwide Investor Destinations Moderate	292,862	0	0
Fund
Nationwide Investor Destinations	80,874	0	0
Moderately Conservative Fund
Nationwide Investor Destinations	51,230	0	0
Conservative Fund
Nationwide Large Cap Value Fund	63,106	46,268	42,524
Nationwide U.S. Growth Leaders Long-	128,516	126,831	89,592
Short Fund
Nationwide Micro Cap Equity Fund	116,225	177,673	268,601
Nationwide Mid Cap Growth Fund	15,481	9,768	8,528
Nationwide Mid Cap Growth Leaders Fund	56,792	50,188	52,342
Nationwide Money Market Fund	1,571,689	1,608,440	1,780,215
Nationwide Short Duration Bond Fund	99,111	123,973	294,439
Nationwide Enhanced Income Fund	250,210	490,246	427,947
Nationwide Fund	1,332,187	1,503,448	1,774,267

	Year Ended	Year Ended	Period Ended

Fund	October 31, 2007	October 31, 2006	October 31, 2005
Nationwide Leaders Fund	34,352	17,830	15,321
Nationwide Tax-Free Income Fund	162,907	193,895	235,524
Nationwide U.S. Growth Leaders Fund	226,320	247,069	96,852
Nationwide Value Opportunities Fund	33,184	25,762	33,999
Nationwide Worldwide Leaders Fund	119,099	73,067	68,428
Nationwide Bond Index Fund	1,546,844	1,834,781	1,487,803
Nationwide International Index Fund	2,193,807	1,760,495	1,427,578
Nationwide Mid Cap Market Index Fund	955,323	1,157,946	921,691
Nationwide S&P 500 Index Fund	2,632,573	2,964,738	2,523,149
Nationwide Small Cap Fund	2,033,446	273,987	42,812
Nationwide Small Cap Index Fund	507,480	527,296	422,548
Nationwide Small Cap Leaders Fund	110,758	41,660	16,711
NorthPointe Small Cap Growth Fund	106,013	49,476	62,861
NorthPointe Small Cap Value Fund	31,136	29,495	34,784

1 The Nationwide Optimal Allocations Fund: Defensive commenced operations on December 15, 2006.

Sub-Administrators

     NFM has entered into a Services Agreement with Citi Fund Services, Inc. (“Cit”) (formerly, BISYS Fund Services Ohio, Inc.), 3435 Stelzer Road, Columbus, Ohio 43219, effective November 1, 2001, to provide certain fund administration and transfer agency services for each of the Funds. For these services, NFM pays Citi an annual fee at the following rates based on the average daily net assets of the aggregate of all the Funds of the Trust that Citi is providing such services for:

Asset Level[1]	Fee

$0 up to $1 billion	0.20%
$1 billion up to $3 billion	0.15%
$3 billion up to $4 billion	0.10%
$4 billion up to $5 billion	0.05%
$5 billion up to $10 billion	0.02%
$10 billion up to $12 billion	0.01%
$12 billion or more	0.005%

[1]The assets of each of the Funds of Funds are excluded from the Trust asset level amount in order to calculate this asset based fee.

     Citi received the following amounts for the sub-administration services and sub-transfer agency services it provided:

	Years Ended
October 31, 2007	October 31, 2006	October 31, 2005
$7,854,854	$7,776,120	$7,590,231

Custodian

     JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017, is the custodian for the Funds and makes all receipts and disbursements under a Custody Agreement.

Legal Counsel

     Stradley Ronon Stevens and Young LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as the Trust’s legal counsel.

Independent Registered Public Accounting Firm

     PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, serves as the Independent Registered Public Accounting Firm for the Trust.

BROKERAGE ALLOCATION

     NFA (or a subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any.1 In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer’s purchase and sale price. This spread is the dealer’s profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a “principal” rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

     Except as described below, the primary consideration in portfolio security transactions is best price and execution of the transaction, i.e., execution at the most favorable prices and in the most effective manner possible. “Best price-best execution” encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Therefore, “best price-best execution” does not necessarily mean obtaining the best price alone but is evaluated in the context of all the execution services provided. Both NFA and the subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result.

     Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to the adviser or a subadviser. In placing orders with such broker-dealers, NFA or the subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to NFA or a subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce NFA’a or a subadviser’s normal research activities or expenses.

     There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by NFA or a subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are affected only when NFA or the subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

     In purchasing and selling investments for the Funds, it is the policy of each of NFA and the subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, the professionalism of the broker, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by NFA or a subadviser in determining the overall reasonableness of securities

1 Because the Funds of Funds will invest primarily in shares of the Underlying Funds and the Nationwide Contract, it is expected that transactions in portfolio securities for these Funds ordinarily will be entered into by the Underlying Funds.

executions and commissions paid. In selecting broker-dealers, NFA or a subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer’s firm; the broker-dealer’s execution services, rendered on a continuing basis; and the reasonableness of any commissions.

     NFA and each subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934, that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic or modeling software, market data feeds and historical market information. Any such research and other information provided by brokers to NFA or a subadviser is considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory or subadvisory agreement, as the case may be. The fees paid to NFA and the subadvisers pursuant to their respective investment advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to NFA or a subadviser in serving their other clients. All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. NFA and subadvisers are prohibited from considering a broker-dealer’s sale of shares of any fund for which it serves as investment adviser or subadviser, except as may be specifically permitted by law.

     Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer’s selection, nor is the selection of any broker-dealer based on the volume of shares sold.

     For the fiscal year ended October 31, 2007, the following Funds, through their respective subadvisers, directed the dollar amount of transactions and related commissions for transactions to a broker because of research services provided, as summarized in the table below:

Fund	Total Dollar Amount of	Total Commissions Paid
	Transactions	on Such Transactions

Nationwide Fund	$1,505,639,547.61	$1,344,314.00

Nationwide Growth Fund	$113,525,195.64	$121,506.00

Nationwide Health Sciences Fund	$1,800,303.40	$1,803.00

Nationwide Large Cap Value Fund	$83,925,238.79	$53,955.14

Nationwide Leaders Fund	$16,910,018.26	$18,471.00

Nationwide Micro Cap Equity Fund	$222,426,002.37	$667,724.58

Nationwide Mid Cap Growth Fund	$12,985,844.47	$12,223.19

Nationwide Mid Cap Growth Leaders Fund	$390,897.60	$248.00

Nationwide Natural Resources Fund	$1,440,014.24	$2,143.00

Nationwide Small Cap Fund	$46,958,413.29	$119,179.00

Nationwide Small Cap Leaders Fund	$63,542,026.28	$122,411.27

Nationwide Technology and Communications Fund	$521,680.50	$594.00

Nationwide U.S. Growth Leaders Fund	$32,145,766.89	$38,232.00

Nationwide US Growth Leaders Long-Short Fund	$36,777,160.92	$45,813.00

Nationwide Value Opportunities Fund	$59,066,399.60	$108,852.36

NorthPointe Small Cap Growth Fund	$210,428,196.78	$331,187.23

NorthPointe Small Cap Value Fund	$125,168,953.56	$227,589.47

     During the fiscal years ended October 31, 2007, 2006 and 2005, the following brokerage commissions were paid by the Funds:

		Year ended October 31,

Fund	2007	2006	2005

Nationwide Optimal Allocations Fund: Growth	$749	$527	$48

Nationwide Optimal Allocations Fund: Moderate Growth	2,315	822	156

Nationwide Optimal Allocations Fund: Moderate	5,243	526	321

Nationwide Optimal Allocations Fund: Specialty	3,097	1,971	670

Nationwide Optimal Allocations Fund: Defensive	446	0	0

Nationwide Bond Fund	0	0	0

Nationwide China Opportunities Fund	377,976	145,087	69,100

Nationwide Emerging Markets Fund	236,441	406,511	273,516

Nationwide Global Financial Services Fund	238,964	191,160	59,677

Nationwide Health Sciences Fund	89,850	145,110	166,805

Nationwide Natural Resources Fund	248,945	241,777	75,641

Nationwide Technology and Communications Fund	277,745	156,772	300,153

Nationwide Global Utilities Fund	64,002	39,874	70,496

Nationwide Government Bond Fund	0	0	0

Nationwide Growth Fund	1,026,797	1,368,535	1,667,028

Nationwide International Growth Fund	702,087	195,007	94,036

Nationwide Investor Destinations Aggressive Fund	0	0	0

Nationwide Investor Destinations Moderately Aggressive	0	0	0
Fund

Nationwide Investor Destinations Moderate Fund	0	0	0

Nationwide Investor Destinations Moderately	0	0	0
Conservative Fund

Nationwide Investor Destinations Conservative Fund	0	0	0

Nationwide Large Cap Value Fund	48,383	54,821	32,471

Nationwide U.S. Growth Leaders Long-Short Fund	1,467,154	1,902,197	1,097,907

Nationwide Micro Cap Equity Fund	618,437	748,352	1,037,549

Nationwide Mid Cap Growth Fund	11,570	9,051	7,038

Nationwide Mid Cap Growth Leaders Fund	135,263	139,940	116,941

Nationwide Short Duration Bond Fund	0	0	0

Nationwide Enhanced Income Fund	0	10,892	15,917

Nationwide Fund	7,766,531	5,518,379	4,391,294

Nationwide Leaders Fund	247,036	142,040	126,334

Nationwide Small Cap Fund	9,229,810	2,565,948	441,403

Nationwide Tax-Free Income Fund	0	0	0

Nationwide U.S. Growth Leaders Fund	756,611	1,168,315	655,159

Nationwide Value Opportunities Fund	98,262	91,526	155,965

Nationwide Worldwide Leaders Fund	459,157	364,130	352,648

Nationwide Bond Index Fund	0	0	0

Nationwide International Index Fund	244,893	235,354	231,403

Nationwide Mid Cap Market Index Fund	120,060	229,209	170,594

Nationwide S&P 500 Index Fund	42,729	19,816	39,914

Nationwide Small Cap Index Fund	178,516	190,815	71,950

Nationwide Small Cap Leaders Fund	628,181	435,618	177,151

NorthPointe Small Cap Growth Fund	315,290	190,430	308,538

NorthPointe Small Cap Value Fund	207,299	164,920	198,509

     During the fiscal year ended October 31, 2007, the Nationwide Bond Fund, Nationwide Bond Index Fund, Nationwide Growth Fund, Nationwide Global Financial Services Fund, Nationwide Large Cap Value Fund, Nationwide U.S. Growth Leaders Long-Short Fund, Nationwide Money Market Fund, Nationwide Short Duration Bond Fund, Nationwide Enhanced Income Fund, Nationwide Fund, Nationwide U.S. Growth Leaders Fund, Nationwide Leaders Fund, Nationwide International Index Fund, Nationwide Mid Cap Market Index Fund, and Nationwide S&P 500 Index Fund held investments in securities of their regular broker-dealers as follows:

Approximate Aggregate
Value of Issuer’s
Securities Owned by the
Fund as of
	fiscal year end	Name of
Fund	October 31, 2007	Broker or Dealer
Nationwide Bond Fund	$1,786,591	Merril Lynch Co., Inc.
	2,994,616	JP Morgan Chase & Co.
	2,024,450	Lehman Brothers, Inc.

Nationwide Bond Index Fund	1,005,205	Banc of America Corp.
	4,624,748	Merril Lynch Co., Inc.
	5,510	Salomon Smith Barney
	5,094,219	Lehman Brothers, Inc.
	5,983	Credit Suisse First Boston Corp.
	29,123,918	JP Morgan Chase & Co.
	9,046,161	Banc of America Corp.
	631	Deutsche Bank

Nationwide Enhanced Income Fund	12,068,026	Morgan Stanley
	7,335,326	Goldman Sachs
	4,309,015	JP Morgan Chase & Co.
	3,425,173	Banc of America Corp.
	6,077,769	Salomon Smith Barney
	9,810,956	Lehman Brothers, Inc.
	2,904,490	Morgan Stanley

Nationwide Global Financial Services Fund	3,578,058	Goldman Sachs
	478,850	Lehman Brothers, Inc.
	781,743	Deutsche Bank
	1,323,838	Banc of America Corp.
	800,709	Salomon Smith Barney
	603,995	Morgan Stanley
	1,074,420	JP Morgan Chase & Co.
	934,658	Goldman Sachs

Nationwide Global Utilities Fund	544,178	Deutsche Bank

Nationwide Growth Fund	1,165,224	Goldman Sachs

Nationwide International Index Fund	39,537	Deutsche Bank

Nationwide Large Cap Value Fund	1,322,016	JP Morgan Chase & Co.
	547,966	Merril Lynch Co., Inc.
	865,081	Banc of America Corp.
	1,036,138	Salomon Smith Barney
	718,968	Goldman Sachs

Approximate Aggregate
Value of Issuer’s
Securities Owned by the
Fund as of
	fiscal year end	Name of
Fund	October 31, 2007	Broker or Dealer

Nationwide Money Market Fund	63,141,157	JP Morgan Chase & Co.
	100,695,000	Goldman Sachs
	93,759,900	Morgan Stanley
	14,302,939	Banc of America Corp.
	64,624,960	Salomon Smith Barney

Nationwide Fund	5,915,392	Merril Lynch Co., Inc.
	19,084,312	Banc of America Corp.
	9,845,536	Salomon Smith Barney
	15,811,495	Credit Suisse First Boston Corp.
	6,854,988	Goldman Sachs
	6,073,578	Morgan Stanley
	12,381,210	JP Morgan Chase & Co.

Nationwide S&P 500 Index Fund	10,866,562	Merrill Lynch, Pierce, Fenner & Smith
	41,040,945	Bank of America
	41,325,701	Salomon Smith Barney
	6,315,125	Lehman Brothers
	13,562,441	Morgan Stanley
	30,470,147	JP Morgan Chase
	19,256,442	Goldman Sachs

NorthPointe Small Cap Growth Fund	812,623	CS First Boston Corp.

NorthPointe Small Cap Value Fund	1,010,395	CS First Boston Corp.

     Under the 1940 Act, “affiliated persons” of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a Subadviser or any of its affiliates, as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

     Each of the Funds contemplate that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through “affiliated brokers or dealers,” as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an “affiliated broker or dealer” in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker’s commission. Accordingly, it is the Funds’ policy that the commissions to be paid to an affiliated broker-dealer must, in the judgment of NFA or the appropriate subadviser, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker or dealer on comparable transactions for the broker’s or dealer’s most favored unaffiliated customers. NFA and subadvisers do not necessarily deem it practicable or in the Funds’ best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

     During the fiscal years ended October 31, 2007, 2006 and 2005, the following brokerage commissions were paid by the Funds to affiliated brokers:

COMMISSIONS PAID TO AFFILIATED BROKERS

FUND	BROKER	2007	2006	2005

Nationwide S&P 500 Index	Merrill Lynch	$0	$50	$420

Nationwide Small Cap Index	Merrill Lynch	$0	$76	$387

Nationwide International Index	Merrill Lynch	$0	$28	$0

Nationwide Mid Cap Market Index	Merrill Lynch	$0	$50,245	$2,191

     The table below shows the amount of brokerage commissions paid by the Funds to affiliated brokers, and the percentage of such Fund’s total brokerage commissions that were paid to each affiliated broker, during the fiscal year ended October 31, 2007.

				Percent of the

				Aggregate

				Commissions paid

Fund	Affiliated Broker		Commission ($)	by the Fund (%)

Nationwide S&P 500 Index	Merrill Lynch	$0		0%

Nationwide Small Cap Index	Merrill Lynch	$0		0%

Nationwide International Index	Merrill Lynch	$0		0%

Nationwide Mid Cap Market Index	Merrill Lynch	$0		0%

ADDITIONAL INFORMATION ON PURCHASES AND SALES

Class A and Class D Sales Charges

     The charts below show the Class A and Class D sales charges, which decrease as the amount of your investment increases. Class A shares of the Funds (other than the Nationwide Bond Fund, Nationwide Government Bond Fund, Nationwide Tax-Free Income Fund, Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund):

	Sales charge as %	Sales charge as %	Dealer
Amount of purchase	of offering price	of amount invested	Commission

less than $50,000	5.75%	6.10%	5.00%
$50,000 to $99,999	4.75	4.99	4.00
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	2.00	2.04	1.75
$1 million or more	None	None	None

Class A Shares of the Nationwide Bond Fund, Nationwide Government Bond Fund, and Nationwide Tax-Free Income Fund

	Sales charge as %	Sales charge as %	Dealer
Amount of purchase	of offering price	of amount invested	Commission

less than $100,000	4.25%	4.44%	3.75%
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	2.00	2.04	1.75
$1 million or more	None	None	None

Class A Shares of the Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund

	Sales charge as %	Sales charge as %	Dealer
Amount of purchase	of offering price	of amount invested	Commission

less than $100,000	2.25%	2.30%	2.00%
$100,000 to $449,999	1.75	1.78%	1.50
$500,000 to $999,999	1.50	1.52%	1.25
$1 million or more	None	None	None

Class D Shares of the Funds

	Sales charge as %	Sales charge as %	Dealer
Amount of purchase	of offering price	of amount invested	Commission

less than $50,000	4.50%	4.71%	4.00%
$50,000 to $99,999	4.00	4.17	3.50
$100,000 to $249,999	3.00	3.09	2.50
$250,000 to $499,999	2.50	2.56	1.75
$500,000 to $999,999	2.00	2.04	1.25
$1 million to $24,999,999	0.50	0.50	0.50
$25 million or more	None	None	None

Waiver of Class A and Class D Sales Charges*

     You may qualify for a reduced Class A sales charge if you own or are purchasing shares of the Funds. You may also qualify for a waiver of the Class A sales charges. To receive the reduced or waived sales charge, you must inform Customer Service or your broker or other intermediary at the time of your purchase that you qualify for such a reduction or waiver. If you do not inform Customer service or your intermediary that you are eligible for a reduced or waived sales charge, you may not receive the discount or waiver that you are entitled to. You may have to produce evidence that you qualify for a reduced sales charge or waiver before you will receive it.

     The sales charge applicable to Class A and D shares may be waived for the following purchases due to the reduced marketing effort required by NFD:

(1)	shares sold to other registered investment companies affiliated with Nationwide Funds Group,

(2)	shares sold:

	(a)	to any pension, profit sharing, or other employee benefit plan for the employees of Nationwide Funds Group or NWD, any of its affiliated companies, or investment advisory clients and their affiliates;

	(b)	to any endowment or non-profit organization;

	(c)	401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, nonqualified deferred compensation plans and other retirement accounts;

	(d)	to any life insurance company separate account registered as a unit investment trust;

	(e)	to Trustees and retired Trustees of the Trust (including its predecessor Trusts);

	(f)	to directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sale representatives, their spouses (including domestic partners), children or immediate relatives (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren, (“Immediate Relatives”)), and Immediate Relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of NFA and its affiliates;

	(g)	to directors, officers, and full-time employees, their spouses (including domestic partners), children or Immediate Relatives and Immediate Relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance or Nationwide Financial companies from time to time, which include but are not limited to Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.;

	(h)	to any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees;

	(i)	to any person who pays for the shares with the proceeds from sales of Class D shares of a Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead.

(3)	Class A shares sold:

	(a)	to any person purchasing through an account with an unaffiliated brokerage firm having an agreement with the Distributor to waive sales charges for those persons;

	(b)	to any directors, officers, full-time employees, sales representatives and their employees, their spouses (including domestic partners), children or Immediate Relatives, or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor;

	(c)	to employer-sponsored retirement plans including pension, profit sharing or deferred compensation plans which are qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code;

	(d)	to any person who previously owned Class R shares of the Montgomery Global Opportunities Fund, Montgomery Global Focus Fund, or Montgomery Partners Equity Plus Fund.

*	Only provision 2(i) applies to the Class A shares of the Nationwide Short Duration Bond Fund. Within the special class structure of the Nationwide Short Duration Bond Fund, shareholders who would be eligible to purchase Class A shares without a front-end sales charge because they fall into the other categories listed above will purchase shares of other classes of the Nationwide Short Duration Bond Fund (each of these other classes has no front-end sales charge). See the Nationwide Short Duration Bond Fund’s prospectus for more information.

REDUCTION OF SALES CHARGES

Reduction of Class A and Class D sales charges

Shareholders can reduce or eliminate Class A and Class D shares’ initial sales charge through one or more of the discounts described below:

  A larger investment. The sales charge decreases as the amount of your investment increases.
  Rights of Accumulation. You and members of your family who live at the same address can add the current value of your Class A, Class B and Class C investments in the Nationwide Funds (except shares of the Nationwide Money Market Fund), that you currently own or are currently purchasing to the value of your Class A purchase, possibly reducing the sales charge. To the extent you are eligible to purchase Class D shares of a Nationwide Fund, these purchases may also be combined.
  Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A or Class D shares, you will pay one half of the published sales charge if you make your investment 60 days after receiving the proceeds.
  No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A and Class D shares that you buy within 30 days of selling Class A or Class D shares of an equal or greater amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deductiondepending on the amount you reinvest.
  Letter of Intent Discount. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A or Class D shares (excluding the Nationwide Money Market Fund) and your sales charge will be based on the total amount you intend to invest.
  You can also combine your purchase of Class B and Class C Shares to fulfill your Letter of Intent. The lettermay be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter ofIntent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

Class B and Class X Shares of the Funds and CDSC

     NFD compensates broker-dealers and financial intermediaries for sales of Class B or Class X shares from its own resources at the rate of 4.00% of such sales. A CDSC, payable to NFD, will be imposed on any redemption of Class B or Class X shares which causes the current value of your account to fall below the total amount of all purchases made during the preceding six years. The CDSC is never imposed on dividends, whether paid in cash or reinvested, or on appreciation over the initial purchase price. The CDSC applies only to the lesser of the original investment or current market value.

     Where the CDSC is imposed, the amount of the CDSC will depend on the number of years since you made the purchase payment from which an amount is being redeemed, according to the following table:

Years of after Purchase	CDSC on Shares
Being Sold

First	5.00%
Second	4.00%
Third	3.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
Seventh and following	0.00%

     For purposes of calculating the CDSC, it is assumed that the oldest Class B or Class X shares, as the case may be, remaining in your account will be sold first.

     For the daily dividend Funds your money will earn daily dividends through the date of liquidation. If you redeem all of your shares in one of these Funds, you will receive a check representing the value of your account, less any applicable CDSC calculated as of the date of your withdrawal, plus all daily dividends credited to your account through the date of withdrawal.

Automatic Withdrawal Plan (AWP) on Class B and X Shares

     You will not be charged a CDSC on redemptions if you redeem 12% or less of your account value in a single year. See the section entitled “Systematic Investment Strategies” for more information.

Conversion Features for Class B and Class X Shares

     Class B and Class X shares which have been outstanding for seven years will automatically convert to Class A shares in the next month following the seventh anniversary of the date on which such Class B or Class X shares were purchased. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or other charge except that the lower 12b-1 fee applicable to Class A shares shall thereafter be applied to such converted shares. Because the per share net asset value of the Class A shares may be higher than that of the Class B or Class X shares at the time of the conversion, a shareholder may receive fewer Class A shares than the number of Class B or Class X shares converted, although the dollar value of the amount converted will be the same. Reinvestments of dividends and distributions in Class B or Class X shares will not be considered a new purchase for purposes of the conversion feature and will convert to Class A shares in the same proportion as the number of the shareholder’s Class B or Class X shares converting to Class A shares bears to the shareholder’s total Class B or Class X shares not acquired through dividends and distributions.

     If you effect one or more exchanges among Class B shares of the Funds (or from Class X shares of the Nationwide Bond Fund, Nationwide Tax-Free Income Fund and Nationwide Government Bond Fund (the “Fixed Income Funds”) to Class B shares of another Fund) during the seven-year period, the holding period for shares so exchanged will be counted toward such period. If you exchange Class B or Class X shares into the Prime Shares of the Nationwide Money Market Fund for a period of time, the conversion aging period will be stopped during the time period when shares are exchanged into the Money Market Fund.

Class A Finder’s Fee and Corresponding CDSC

     As of March 1, 2003, there are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more. An investor may purchase $1 million or more of Class A shares in one or more of the Nationwide Funds and avoid the front-end sales charge. However, unless an investor is otherwise eligible to purchase Class A shares without a sales charge, the investor will pay a CDSC if he or she redeems such Class A shares within 18 months of the date of purchase (24 months for Nationwide Enhanced Income and Nationwide Short Duration Bond Funds). With respect to such purchases, the Distributor may pay dealers a finders’ fee (as described below) on investments made in Class A shares with no initial sales charge. The CDSC covers the finder’s fee paid by the Distributor to the selling dealer. For the selling dealer to be eligible for the finders’ fee, the following requirements apply:

  The purchase can be made in any combination of the Funds. The amount of the finder’s fee will be determined based on the particular combination of the Funds purchased. The applicable finder’s fee will be determined on a pro rata basis to the purchase of each particular Fund.
  The shareholder will be subject to a CDSC for shares redeemed in any redemption within the first 18 months of purchase (24 months for Nationwide Enhanced Income and Nationwide Short Duration Bond Funds).

     The CDSC will equal the amount of the finder’s fee paid out to the dealer as described in the chart below. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Fund. The Class A CDSC will not exceed the aggregate amount of the finder’s fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Funds an investor made that were subject to the Class A CDSC.

Amount of Finder’s Fee/Contingent Deferred Sales Charge

		Amount of Purchase

	$1 million to	$4 million to	$25 million
Funds Purchased	$3,999,999	$24,999,999	or more

Nationwide International Growth Fund, Nationwide	1.00%	0.50%	0.25%
Emerging Markets Fund, Nationwide Technology
and Communications Fund, Nationwide Global
Financial Services Fund, Nationwide Global
Utilities Fund, Nationwide Health Sciences Fund,
Nationwide Hedged Core Equity Fund, Nationwide
Leaders Fund, Nationwide Market Neutral Fund,
Nationwide U.S. Growth Leaders, Nationwide
Worldwide Leaders Fund, Nationwide Mid Cap
Growth Leaders Fund, Nationwide Value
Opportunities Fund, Nationwide Micro Cap Equity
Fund, Nationwide U.S. Growth Leaders Long-Short
Fund, Nationwide China Opportunities Fund,
Nationwide Natural Resources Fund, Nationwide
Small Cap Core Fund, Nationwide Small Cap
Growth Opportunities Fund, Nationwide Small Cap

		Amount of Purchase

	$1 million to	$4 million to	$25 million
Funds Purchased	$3,999,999	$24,999,999	or more

Leaders Fund , Nationwide Optimal Allocations
Funds, Nationwide U.S. Small Cap Value Fund,
Nationwide International Value Fund, and
Nationwide Value Fund

Nationwide Fund, Nationwide Growth Fund,	0.50%	0.50%	0.25%
Nationwide Large Cap Value Fund, Nationwide
Mid Cap Growth Fund, and Nationwide Small Cap
Fund

Nationwide S&P 500 Index Fund, Nationwide	None	None	None
Small Cap Index Fund, Nationwide Mid Cap
Market Index Fund, Nationwide International Index
Fund and Nationwide Bond Index Fund

Investor Destinations Funds	0.15%	0.10%	0.05%

Nationwide Bond Fund, Nationwide Government	0.75%	0.50%	0.25%
Bond Fund and Nationwide Tax-Free Income Fund

Nationwide Enhanced Income Fund and	0.35%	0.25%	0.15%
Nationwide Short Duration Bond Fund

Nationwide Target Destination Funds	0.50%	0.35%	0.15%

		Amount of Purchase

	$1 million		$25 million
Funds Purchased	to $24,999,999		or more

NorthPointe Small Cap Growth Fund		0.50%	0.25%

CDSC for Class C Shares

     You will pay a CDSC of 1.00% if you sell your Class C shares within the first year after you purchased the shares. The Distributor compensates broker-dealers and financial intermediaries for sales of Class C shares from its own resources at the rate of 0.85% of sales of Class C shares of the Nationwide Bond Fund, Nationwide Tax-Free Income Fund, and Nationwide Government Bond Fund and at the rate of 1.00% of sales of Class C shares of the remaining Funds having Class C shares. Class C shares of the Nationwide Money Market Fund are not subject to a CDSC.

Other Dealer Compensation

     In addition to the dealer commissions and payments under its 12b-1 Plan, from time to time, NFA and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other of their own resources. NFA and/or its affiliates may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a preferred or recommended list, access to an intermediary’s personnel, and other factors. The amount of these payments is determined by NFA.

     In addition to these payments described above, NFA or its affiliates may offer other sales incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted by applicable law, NFA or its affiliates may pay or allow other incentives or payments to intermediaries.

     The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include:

  the Distributor and other affiliates of NFA,
  broker-dealers,
  financial institutions, and
  other financial intermediaries through which investors may purchase shares of a Fund.

     Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Class X and Class Y Shares (the Fixed Income Funds)

     If you owned Class B or Class C shares of the Fixed Income Funds on September 1, 2003, your shares were redesignated as Class X or Class Y shares, respectively. Class X and Class Y shares of the Fixed Income Funds retain the same fee and expense structure as the formerly designated Class B and Class C shares. Class X and Class Y shares of a Fixed Income Fund are not offered to the public and may only be purchased by existing Class X or Class Y shareholders (former Class B and Class C shareholders, respectively) of that Fixed Income Fund as a subsequent purchase or through the reinvestment of dividends and/or income. Specifically, only Class X shareholders of a particular Fixed Income Fund will be permitted to purchase additional Class X shares of that Fixed Income Fund, and only Class Y shareholders of a Fixed Income Fund will be permitted to purchase additional Class Y shares of that Fixed Income Fund. To make a subsequent purchase you must purchase through the same account and in the same capacity. If you sell or exchange all of your Class X or Class Y shares of a Fixed Income Fund, you may not purchase Class X or Class Y shares, respectively, of the Fixed Income Fund in the future.

Class R Shares

     Class R shares generally are available only to 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, “retirement plans”) whereby the retirement plan or the retirement plan’s financial service firm has an agreement with NFD to utilize Class R shares in certain investment products or programs. Class R shares are generally available to small and mid sized retirement plans having at least $1 million in assets. In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial services firm) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other retirement plan service provider. Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, one person Keogh plans, SIMPLE IRAs, or individual 403(b) plans, or through 529 Plan accounts.

     A retirement plan’s intermediaries can help determine which class is appropriate for that retirement plan. If a retirement plan qualifies to purchase other shares of a Fund, one of these other classes may be more appropriate than Class R shares. Specifically if a retirement plan eligible to purchase Class R shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Service Class, Institutional Class or Service Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R share investors and/or the retirement plan’s intermediaries have elected to forgo the level of compensation that Class R shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. A retirement plan’s intermediaries may receive different compensation depending upon which class is chosen.

Redemptions

     A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund. Certain Funds may also assess redemption fees on shares held less than 90 days, 30 days or 7 days, as set forth in each Fund’s current prospectus. Those fees are 2.00% of the total redemption amount and are paid directly to the appropriate Fund to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. Certain intermediaries cannot assess and collect redemption fees from their accounts. To the extent redemption fees cannot be collected on particular transactions and excessive short-term trading occurs, the remaining shareholders bear the expense of such trading.

In Kind Redemptions

     The Funds generally plan to redeem their shares for cash with the following exceptions. The Nationwide Short Duration Bond Fund has elected to redeem shares with respect to any one shareholder during any 90-day period solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period. Additionally, it intends to redeem shares in cash for any requests of up to $1,000,000. See “Redemption of Shares of the Nationwide Short Duration Bond Fund – Redemption in-Kind” below for more information.

     As described in their respective Prospectuses, each Fund reserves the right, in circumstances where in its sole discretion it determines that cash redemption payments would be undesirable, taking into account the best interests of all fund shareholders, to honor any redemption request by transferring some of the securities held by the Fund directly to you (an “in kind redemption”).

     The Trust’s Board of Trustees has adopted procedures for redemptions in-kind to affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund’s investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the distributing Fund’s current net assets, and they are designed so that redemptions will not favor the affiliated shareholder to the detriment of any other shareholder. The procedures also require that the distributed securities be valued in the same manner as they are valued for purposes of computing the distributing Fund’s net asset value and that neither the affiliated shareholder nor any other party with the ability and pecuniary incentive to influence the redemption in-kind selects, or influences the selection of, the distributed securities. Use of the redemption in-kind procedures will allow a Fund to avoid having to sell significant portfolio assets to raise cash to meet the shareholder’s redemption request – thus limiting the potential adverse effect on the distributing Fund’s net asset value.

Redemption of Shares of the Nationwide Short Duration Bond Fund

     Other Redemption Requirements. Redemption requests for Service Class and Institutional Class Shares from Plans with more than $1,000,000 in the Fund and which represent a withdrawal of 5% or more of a Plan’s assets on any business day must include or be preceded by the following information: (i) the Plan name; (ii) a listing of the Plan trustee(s); (iii) copies of Plan documents or summaries which describe the investment options available to and restrictions imposed upon Plan participants; (iv) a listing of the allocation of Plan assets across available investment options; (v) for the three year period immediately preceding the withdrawal, a monthly summary of cash flow activity for the investment option in which the Shares are included, detailing contribution and benefit payment amount and amounts transferred to and from other investment options; and (vi) in the case of Plans subject to ERISA, identification of a “Qualified Professional Asset Manager” within the meaning of Department of Labor Prohibited Transaction Class Exemption 84-14 (March 8, 1984). The Fund may waive these requirements under some circumstances. For purposes of this paragraph, “Plans” include employee benefit plans qualified under Section 401(a) of the Internal Revenue Code, “governmental plans” as defined in Section 414(d) of the Code, eligible deferred compensation plans as defined in Section 457 of the Code, and employee benefit plans qualifying under Section 403(b) of the Code.

     Redemption Fees. Generally, redemption requests on Shares as described in the Fund’s prospectus will be subject to a 2% redemption fee for redemptions made within 7 days of purchase. The redemption fee will be retained by the Fund to help minimize the impact the redemptions may have on Fund performance and to support administrative costs associated with redemptions from the Fund. Additionally, the redemption fee may discourage market timing by those shareholders initiating redemptions to take advantage of short-term movements in interest rates.

     Redemptions of Service Class or Institutional Class Shares by participants in a Plan and Contract owners for reasons of death, disability, retirement, employment termination, loans, hardship, and other Plan permitted withdrawals and investment transfers to non-Competing Funds (each, a “Benefit Responsive Payment Event”) are not subject to a redemption fee. Other exemptions to the imposition of redemption fees may apply, as more fully described in the Fund’s prospectus.

     Redemption in-Kind. In certain circumstances, the Fund reserves the right to honor a redemption request by making payment in whole or in part in securities selected solely at the discretion of MCM. The Fund will always redeem shares in cash for redemption requests up to the lesser of $250,000 or 1% of the net asset value of the Fund pursuant to an election made by the Fund and filed with the SEC. In addition, the Fund does not intend to do an in-kind redemption for any redemption requests of less than $1,000,000. The Fund does not anticipate exercising its right to redeem in-kind except in extraordinary circumstances as determined by the Fund and never if a request for redemption is received in connection with a Benefit Responsive Payment Event or for redemption of Class A or IRA Class Shares.

     To the extent a payment in kind is made with securities, you may incur transaction expenses in holding and disposing of the securities. Therefore, in receiving securities you may incur costs that may exceed your share of the operating expenses incurred by the Fund.

Medallion Signature Guarantee

     A Medallion signature guarantee is required if: (1) your account address has changed within the last 15 calendar days; (2) the redemption check is made payable to anyone other than the registered shareholder; (3) the proceeds are sent to a bank account not previously designated or changed within the past 10 business days; (4) proceeds are mailed to an address other than the address of record; or (5) the redemption proceeds are being wired to bank for which instructions are currently not on your account. The Distributor reserves the right to require a Medallion signature guarantee in other circumstances, without notice. Based on the circumstances of each transaction, the Distributor reserves the right to require that your signature be guaranteed by an authorized agent of an “eligible guarantor institution,” which includes, but is not limited to, certain banks, credit unions, savings associations, and member firms of national securities exchanges. A Medallion signature guarantee is designed to protect the shareholder by helping to prevent an unauthorized person from redeeming shares and obtaining the proceeds. A notary public is not an acceptable guarantor. In certain special cases (such as corporate or fiduciary registrations), additional legal documents may be required to ensure proper authorizations. If the Distributor decides to require signature guarantees in all circumstances, shareholders will be notified in writing prior to implementation of the policy. The Distributor, at its discretion, may waive the requirement for a signature guarantee.

Accounts with Low Balances

     If the value of your account falls below $2,000 ($1,000 for IRA accounts) for any reason, including market fluctuation, you are generally subject to a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

     We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

     If the monthly average balance of your account holding Prime shares of the Nationwide Money Market Fund falls below $250, there is a $2/month fee.

VALUATION OF SHARES

     The net asset value per share (“NAV”) for each Fund is determined as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day that the Exchange is open and on such other days as the Board of Trustees determines (together, the “Valuation Time”). However, to the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

     The Funds will not compute net asset value on customary business holidays, including New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and other days when the New York Stock Exchange is closed.

     Each Fund reserves the right to not determine NAV when: (i) a Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of that Fund’s portfolio do not affect that Fund’s net asset value.

     The net asset value per share of a class is computed by adding the value of all securities and other assets in a Fund’s portfolio allocable to such class, deducting any liabilities allocable to such class and any other liabilities charged directly to that class and dividing by the number of shares outstanding in such class.

     Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 days or less are considered to be “short term” and are valued at amortized cost which approximates market value. The pricing service activities and results are reviewed by an officer of the Fund.

     Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds’ investment adviser or designee, are valued at fair value under procedures approved by the Funds’ Board of Trustees. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

     The Funds holding foreign equity securities (the “Foreign Equity Funds”) value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Foreign Equity Funds, the Foreign Equity Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have an impact on the NAV of a Foreign Equity Fund. When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     The value of portfolio securities in the Money Market Fund is determined on the basis of the amortized cost method of valuation in accordance with Rule 2a-7 of the 1940 Act. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     The Trustees have adopted procedures whereby the extent of deviation, if any, of the current NAV calculated using available market quotations from the Money Market Fund’s amortized cost price per share, will be determined at such intervals as the Trustees deem appropriate and are reasonable in light of current market conditions. In the event such deviation from the Money Market Fund’s amortized cost price per share exceeds ½ of 1 percent, the Trustees will consider appropriate action to eliminate or reduce to the extent reasonably practical such dilution or other unfair results which might include: reducing or withholding dividends; redeeming shares in-kind; selling portfolio instruments prior to maturity to realize capital gains or losses to shorten the Fund’s average portfolio maturity; or utilizing a NAV as determined by using available market quotations.

     The Trustees, in supervising the Money Market Fund’s operations and delegating special responsibilities involving portfolio management to NFA, have undertaken as a particular responsibility within their overall duty of care owed to the Money Market Fund’s shareholders to assure to the extent reasonably practicable, taking into account current market conditions affecting the Fund’s investment objectives, that the Money Market Fund’s NAV will not deviate from $1.

     Pursuant to its objective of maintaining a stable NAV, the Money Market Fund will only purchase investments with a remaining maturity of 397 days or less and will maintain a dollar weighted average portfolio maturity of 90 days or less.

Funds of Funds

     Shares of the Underlying Funds are valued at their respective NAVs as reported to NFM or its agent. Other assets of the Funds of Funds are valued at their current market value if market quotations are readily available. If market quotations are not available, or if NFM determines that the price of a security does not represent its fair value, these assets are valued at fair value in accordance with procedures adopted by the Board of Trustees.

SYSTEMATIC INVESTMENT STRATEGIES

     Directed Dividends - This strategy provides the security of principal that the Nationwide Money Market Fund offers plus the opportunity for greater long-term capital appreciation or income through reinvestment of dividends in one or more of the equity or fixed-income Funds, respectively.

     An initial investment of $5,000 or more is made in the Prime Shares of the Nationwide Money Market Fund, and monthly dividends are then automatically invested into one or more of the equity Funds chosen by you at such equity Fund’s current offering price. Nationwide Money Market Fund dividends reinvested into one of the equity Funds are subject to applicable sales charges.

     Automatic Asset Accumulation - This is a systematic investment strategy which combines automatic monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy, you invest a fixed amount monthly over an extended period of time, during both market highs and lows. Dollar Cost Averaging can allow you to achieve a favorable average share cost over time since your fixed monthly investment buys more shares when share prices fall during low markets, and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.

     Once you have opened an account with at least $1,000, you can contribute to an Automatic Asset Accumulation plan for as little as $50 a month in a Fund. Another way to take advantage of the benefits that Dollar Cost Averaging can offer is through Directed Dividends, as described above.

     Automatic Asset Transfer - This systematic investment plan allows you to transfer $25 or more to one Fund from another Fund systematically, monthly or quarterly, after Fund minimums have been met. The money is transferred on the 25th day of the month as selected or on the preceding business day. Dividends of any amount can be moved automatically from one Fund to another at the time they are paid. This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly transfer from the Fund to any other Fund you select buys more shares when share prices fall during low markets and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past. For transfers from the Prime Shares of the Nationwide Money Market Fund to another Fund, sales charges may apply if not already paid.

     Automatic Withdrawal Plan ($50 or More) - You may have checks for any fixed amount of $50 or more automatically sent bi-monthly, monthly, quarterly, semi-annually or annually, to you (or anyone you designate) from your account. Complete the appropriate section of the New Account Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce and eventually deplete your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge while simultaneously redeeming shares under the program. The $50 minimum is waived for required minimum distributions from individual retirement accounts.

     For Class B shares, you will not be charged a CDSC on redemptions if you redeem 12% or less of your account value in a single year. For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through AWP will also count toward the 12% limit. In the case of AWP, the 12% limit is calculated at the time of an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made.

     NOTE: If you are withdrawing more shares than your account receives in dividends, you will be decreasing your total shares owned, which will reduce your future dividend potential.

INVESTOR PRIVILEGES

     The Funds offer the following privileges to shareholders. Additional information may be obtained by calling NFD toll free at 800-848-0920.

     No Sales Charge on Reinvestments - All dividends and capital gains will be automatically reinvested free of charge in the form of additional shares within the same Fund and class or another specifically requested Fund (but the same class) unless you have chosen to receive them in cash on your application. Unless requested in writing by the shareholder, the Trust will not mail checks for dividends and capital gains of less than $5 but instead they will automatically be reinvested in the form of additional shares.

     Exchange Privilege - The exchange privilege is a convenient way to exchange shares from one Fund to another Fund in order to respond to changes in your goals or in market conditions. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made, and the amount you exchange must meet the applicable minimum investment of the Fund being purchased. The exchange privilege may be limited due to excessive trading or market timing of Fund shares.

Exchanges among Funds

     Exchanges may be made among any of the Nationwide Funds within the same class of shares (except for any other Fund not currently accepting purchase orders or Class X or Class Y shares of the Fixed Income Funds), so long as both accounts have the same registration, and your first purchase in the new Fund meets the new Fund’s minimum investment requirement.

     Because Class R shares of the Funds are held within retirement plans, exchange privileges with other Class R shares of the Nationwide Funds may not be available unless the Class R shares of the other Nationwide Funds are also available within a plan. Please contact your retirement plan administrator for information on how to exchange your Class R shares within your retirement plan.

     Generally, there is no sales charge for exchanges of Class B, Class C, Class D, Class X, Class Y, Service Class, Institutional Service Class or Institutional Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the Fund into which you are exchanging. If you exchange your Class A shares of a Fund that are subject to a CDSC into another Nationwide Fund and then redeem those Class A shares within 18 months of the original purchase (24 months for Nationwide Enhanced Income and Nationwide Short Duration Bond Funds), the applicable CDSC will be the CDSC for the original Fund. If you exchange Prime Shares of the Nationwide Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Nationwide Money Market Fund. Exchanges into the Prime Shares of the Money Market Fund are only permitted from Class A, Class

B, Class C, Class D, Class X, Class Y and Institutional Service Class shares of other Nationwide Funds. If you exchange Class B, Class C, Class X or Class Y shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Money Market Fund, the time you hold the shares in the Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B, Class C, Class X or Class Y (or certain Class A) shares had been sold at the time they were originally exchanged into the Money Market Fund. If you exchange your Prime Shares of the Money Market Fund back into Class B or Class C (or certain Class A) shares, the time you held Class B, Class C, Class X or Class Y (or Class A) shares prior to the initial exchange into the Money Market Fund will be counted for purposes of calculating the CDSC. Class X shareholders of a Fixed Income Fund may exchange their shares for Class B shares of any of the Nationwide Funds currently accepting purchase orders and Class Y shareholders of a Fixed Income Fund may exchange their shares for Class C shares of any such Nationwide Fund. However, if you exchange out of Class X or Class Y shares of a Fixed Income Fund into Class B or Class C of another Nationwide Fund, respectively (or into Prime Shares of the Money Market Fund), you will not be permitted to exchange from Class B or Class C of the other Nationwide Fund (or Prime Shares of the Money Market Fund) back into Class X or Class Y shares of the original Fixed Income Fund. If you wish to purchase shares of a Fund or class for which the exchange privilege does not apply, you will pay any applicable CDSC at the time you redeem your shares and pay any applicable front-end load on the new Fund you are purchasing unless a sales charge waiver otherwise applies.

Free Checking Writing Privilege (Prime Shares of the Nationwide Money Market Fund Only) - You may request a supply of free checks for your personal use and there is no monthly service fee. You may use them to make withdrawals of $500 or more from your account at any time. Your account will continue to earn daily income dividends until your check clears your account. There is no limit on the number of checks you may write. Cancelled checks will not be returned to you. However, your monthly statement will provide the check number, date and amount of each check written. You will also be able to obtain copies of cancelled checks, the first five free and $2.00 per copy thereafter, by contacting one of our service representatives at 800-848-0920.

Exchanges May Be Made Four Convenient Ways:

By Telephone

Automated Voice Response System - You can automatically process exchanges for the Funds (except for the Nationwide Short Duration Bond Fund IRA Class shares and the Class X and Class Y shares of the Fixed Income Funds) by calling 800-848-0920, 24 hours a day, seven days a week. However, if you declined the option on the application, you will not have this automatic exchange privilege. This system also gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions as well as other mutual fund information. You must call our toll free number by the Valuation Time to receive that day’s closing share price. The Valuation Time is the close of regular trading of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time.

Customer Service Line - By calling 800-848-0920, you may exchange shares by telephone. Requests may be made only by the account owner(s). You must call our toll free number by the Valuation Time to receive that day’s closing share price.

The Funds may record all instructions to exchange shares. The Funds reserve the right at any time without prior notice to suspend, limit or terminate the telephone exchange privilege or its use in any manner by any person or class.

The Funds will employ the same procedure described under “Buying, Selling and Exchanging Fund Shares” in the Prospectus to confirm that the instructions are genuine.

The Funds will not be liable for any loss, injury, damage, or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine, and the Funds will be held harmless from any loss, claims or liability arising from its compliance with such instructions. These options are subject to the terms and conditions set forth in the Prospectus and all telephone transaction calls may be recorded. The Funds reserve the right to revoke this privilege at any time without notice to shareholders and request the redemption in writing, signed by all shareholders.

By Mail or Fax - Write or fax to Nationwide Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax to (614) 428-3278. Please be sure that your letter or facsimile is signed exactly as your account is registered and that your account number and the Fund from which you wish to make the exchange are included. For example, if your account is registered “John Doe and Mary Doe”, “Joint Tenants With Right of Survivorship,’ then both John and Mary must sign the exchange request. The exchange will be processed effective the date the signed letter or fax is received. Fax requests received after the Valuation Time will be processed as of the next business day. The Funds reserve the right to require the original document if you use the fax method.

By On Line Access - Log on to our website www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all of Funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on its website at any time, in which case you may continue to exchange shares by mail, wire or telephone pursuant to the Prospectus.

INVESTOR SERVICES

Automated Voice Response System - Our toll free number 800-848-0920 will connect you 24 hours a day, seven days a week to the system. Through a selection of menu options, you can conduct transactions, hear fund price information, mailing and wiring instructions and other mutual fund information.

Toll Free Information and Assistance - Customer service representatives are available to answer questions regarding the Funds and your account(s) between the hours of 8 a.m. and 9 p.m. Eastern Time (Monday through Friday). Call toll free: 800-848-0920 or contact us at our fax number (614) 428-3278.

Retirement Plans (Not Available With the Tax-Free Income Fund) - Shares of the Funds may be purchased for Self-Employed Retirement Plans, Individual Retirement Accounts (IRAs), Roth IRAs, Coverdell Education Savings Accounts, IRAs, Simplified Employee Pension Plans, Corporate Pension Plans, Profit Sharing Plans and Money Purchase Plans. For a free information kit, call 1-800-848-0920.

Shareholder Confirmations - You will receive a confirmation statement each time a requested transaction is processed. However, no confirmations are mailed on certain pre-authorized, systematic transactions, or IRAs. Instead, these will appear on your next consolidated statement. No confirmations are sent for transactions in the Nationwide Money Market Fund. You will receive a monthly activity statement if there are any non-dividend transactions for the Nationwide Money Market Fund.

Consolidated Statements - Shareholders of the Funds, receive quarterly statements as of the end of March, June, September and December. Shareholders of the Money Market Fund will also receive monthly activity reports confirming any transactions. Please review your statement carefully and notify us immediately if there is a discrepancy or error in your account.

For shareholders with multiple accounts, your consolidated statement will reflect all your current holdings in the Funds. Your accounts are consolidated by social security number and zip code. Accounts in your household under other social security numbers may be added to your statement at your request. Only transactions during the reporting period will be reflected on the statements. An annual summary statement reflecting all calendar-year transactions in all your Funds will be sent after year-end.

Average Cost Statement - This statement may aid you in preparing your tax return and in reporting capital gains and losses to the IRS. If you redeemed any shares during the calendar year, a statement reflecting your taxable gain or loss for the calendar year (based on the average cost you paid for the redeemed shares) will be mailed to you following each year-end. Average cost can only be calculated on accounts opened on or after January 1, 1984. Fiduciary accounts and accounts with shares acquired by gift, inheritance, transfer, or by any means other than a purchase cannot be calculated.

Average cost is one of the IRS approved methods available to compute gains or losses. You may wish to consult a tax advisor on the other methods available. The average cost information will not be provided to the IRS. If you have any questions, contact one of our service representatives at 800-848-0920.

Shareholder Reports - All shareholders will receive reports semi-annually detailing the financial operations of the Funds.

Prospectuses - Updated prospectuses will be mailed to you at least annually.

Undeliverable Mail - If mail from the Funds to a shareholder is returned as undeliverable on two or more consecutive occasions, the Funds will not send any future mail to the shareholder unless it receives notification of a correct mailing address for the shareholder. With respect to any redemption checks or dividend/capital gain distribution checks that are returned as undeliverable or not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and any future distributions in shares of the particular Fund at the then-current NAV of such Fund until the Funds receive further instructions from the shareholder.

FUND PERFORMANCE ADVERTISING

     Standardized yield and total return quotations will be compared separately for each class of shares. Because of differences in the fees and/or expenses borne by the various classes of the Funds, the net yields and total returns on such class shares can be expected, at any given time, to differ from class to class for the same period.

Calculating Money Market Fund Yield

     Any current Money Market Fund yield quotations, subject to Rule 482 under the Securities Act, shall consist of a seven-calendar day historical yield for each class, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account in each class having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends declared on both the original share and any such additional shares. The Fund’s effective yield represents an annualization of the current seven-day return with all dividends reinvested. The yields for each class will differ due to different fees and expenses charged on the class.

     The Money Market Fund’s yields will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Money Market Fund’s portfolio, portfolio quality and average maturity, changes in interest rates, and the Money Market Fund’s expenses.

     Although the Fund determines its yield for each class on the basis of a seven-calendar day period, it may use a different time span on occasion.

     There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the NAVs will remain constant. It should be noted that a shareholder’s investment in the Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

Calculating Yield and Total Return

     The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

     Before-Tax Performance. Except for the Nationwide Money Market Fund, all pre-tax performance advertisements shall include average annual total return quotations for the most recent one, five, and ten-year periods (or life if a Fund has been in operation less than one of the prescribed periods). Average annual total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge, for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. In calculating the standard total returns for Class A and Class D shares, the current maximum applicable sales charge is deducted from the initial investment. For Class B and Class C shares, the payment of the applicable CDSC is applied to the investment result for the period shown. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

     After-Tax Performance. All after-tax performance is calculated as described in the paragraph above and in addition, takes into account the effect of taxes. After-tax performance is presented using two methodologies. The first deducts taxes paid on distributions. The second deducts taxes paid on distributions and taxes paid upon redemption of fund shares. The calculation of taxes assumes the highest individual marginal federal income tax rates currently in effect. The tax rates correspond to the tax characteristics of the distributions (e.g., ordinary income rate for ordinary income, short-term capital gain distribution rate for short-term capital gain distributions, and long-term capital gain distribution rate for long-term capital gain distributions). State, local or federal alternative minimum taxes are not taken into account, the effect of phase outs of certain exemptions, deductions and credits at various income levels are also not taken into account. Tax rates may vary over the performance measurement period. After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

     Standardized yield and total return quotations will be compared separately for each class of shares. Because of differences in the fees and/or expenses borne by each class of shares of the Funds, the net yields and total returns on each class can be expected, at any given time, to differ from class to class for the same period.

     The Nationwide Bond Fund, Nationwide Tax-Free Income Fund, Nationwide Government Bond Fund, Nationwide Short Duration Bond Fund, and the Nationwide Enhanced Income Fund may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, assuming reinvestment of all dividends and distributions. This yield formula uses the average daily number of shares outstanding during the period that were entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The effect of sales charges are not reflected in the calculation of the yields, therefore, a shareholder’s actual yield may be less.

     The Nationwide Tax-Free Income Fund may also advertise a tax equivalent yield computed by dividing that portion of the uniformly calculated yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt.

Nonstandard Returns

     The Funds may also choose to show nonstandard returns including total return, and simple average total return. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains; in addition, sales charge assumptions will vary. Sales charge percentages decrease as amounts invested increase as outlined in the prospectus; therefore, returns increase as sales charges decrease.

     Total return represents the cumulative percentage change in the value of an investment over time, calculated by subtracting the initial investment from the redeemable value and dividing the result by the amount of the initial investment. The simple average total return is calculated by dividing total return by the number of years in the period, and unlike average annual (compound) total return, does not reflect compounding.

Rankings and Ratings in Financial Publications

     The Funds may report their performance relative to other mutual funds or investments. The performance comparisons are made to: other mutual funds with similar objectives; other mutual funds with different objectives; or, to other sectors of the economy. Other investments which the Funds may be compared to include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; market indexes; fixed-rate, insured bank CDs, bank money market deposit accounts and passbook savings; and the Consumer Price Index.

     Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to: Lipper , Inc., CDA/Wiesenberger, Morningstar, Donoghue’s, Schabaker Investment Management, Kanon Bloch Carre & Co.; magazines such as Money, Fortune, Forbes, Kiplinger’s Personal Finance Magazine, Smart Money, Mutual Funds, Worth, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report; and other publications such as The Wall Street Journal, Barron’s, Investor’s Business Daily, Standard & Poor’s Outlook and, Columbus Dispatch. The rankings may or may not include the effects of sales charges.

ADDITIONAL INFORMATION

Description of Shares

     The Amended Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of different funds. Shares of each Fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

     The Trust presently offers the following 62 series of shares of beneficial interest, without par value and with the various classes listed:

FUND Nationwide Optimal Allocations Fund: Growth	SHARE CLASS Class A, Class B, Class C, Class R, Institutional Service Class, Institutional Class
Nationwide Optimal Allocations Fund: Moderate Growth Nationwide Optimal Allocations Fund: Moderate	Class A, Class B, Class C, Class R, Institutional Service Class, Institutional Class Class A, Class B, Class C, Class R, Institutional Service Class, Institutional Class
Nationwide Optimal Allocations Fund: Specialty	Class A, Class B, Class C, Class R, Institutional Service Class, Institutional Class

Nationwide Optimal Allocations Fund: Defensive	Class A, Class B, Class C, Class R, Institutional Service Class, Institutional Class

Nationwide Bond Fund	Class A, Class B, Class C, Class D, Class R, Class X, Class Y, Institutional Class

Nationwide China Opportunities Fund	Class A, Class B, Class C, Class R, Institutional Service Class, Institutional Class

Nationwide Emerging Markets Fund	Class A, Class B, Class C, Class R, Institutional Service Class, Institutional Class

Nationwide Global Financial Services Fund	Class A, Class B, Class C, Class R, Institutional Service Class, Institutional Class

Nationwide Health Sciences Fund	Class A, Class B, Class C, Class R, Institutional Service Class, Institutional Class

Nationwide Natural Resources Fund	Class A, Class B, Class C, Class R, Institutional Service Class, Institutional Class

Nationwide Technology and Communications Fund	Class A, Class B, Class C, Class R, Institutional Service Class,

FUND	SHARE CLASS Institutional Class
Nationwide Global Utilities Fund	Class A, Class B, Class C, Class R, Institutional Service Class, Institutional Class
Nationwide Government Bond Fund	Class A, Class B, Class C, Class D, Class R, Class X, Class Y, Institutional Class
Nationwide Growth Fund	Class A, Class B, Class C, Class D, Class R, Institutional Service Class, Institutional Class
Nationwide International Growth Fund	Class A, Class B, Class C, Class R, Institutional Service Class, Institutional Class
Nationwide Investor Destinations Aggressive Fund	Class A, Class B, Class C, Class R, Service Class, Institutional Class
Nationwide Investor Destinations Moderately Aggressive Fund Nationwide Investor Destinations Moderate Fund	Class A, Class B, Class C, Class R, Service Class, Institutional Class Class A, Class B, Class C, Class R, Service Class, Institutional Class
Nationwide Investor Destinations Moderately Conservative Fund Nationwide Investor Destinations Conservative Fund Nationwide Large Cap Value Fund Nationwide Micro Cap Equity Fund

Class A, Class B, Class C, Class R, Service Class, Institutional Class
Class A, Class B, Class C, Class R, Service Class, Institutional Class
Class A, Class B, Class C, Class R, Institutional Service Class
Class A, Class B, Class C, Class R, Institutional Service Class, Institutional Class

Nationwide Mid Cap Growth Fund	Class A, Class B, Class C, Class R, Institutional Service Class, Institutional Class
Nationwide Mid Cap Growth Leaders Fund	Class A, Class B, Class C, Class D, Class R, Institutional Service Class, Institutional Class
Nationwide Money Market Fund Nationwide Short Duration Bond Fund Nationwide Enhanced Income Fund	Service Class, Prime Shares, Institutional Class Class A, Class C, Service Class, Institutional Class, IRA Class Class A, Class R, Institutional Class, Institutional Service Class
Nationwide Fund	Class A, Class B, Class C, Class D, Class R, Institutional Service Class, Institutional Class
Nationwide Leaders Fund	Class A, Class B, Class C, Class R, Institutional Service Class, Institutional Class
Nationwide Small Cap Fund	Class A, Class B, Class C, Class R, Institutional Service Class,

FUND	SHARE CLASS
Institutional Class

Nationwide Small Cap Leaders Fund	Class A, Class B, Class C, Class R, Institutional Service Class, Institutional Class
Nationwide Tax-Free Income Fund Nationwide U.S. Growth Leaders Fund	Class A, Class B, Class C, Class D, Class X, Class Y Class A, Class B, Class C, Class R, Institutional Service Class, Institutional Class
Nationwide U.S. Growth Leaders Long-Short Fund	Class A, Class B, Class C, Class R, Institutional Service Class, Institutional Class
Nationwide Value Opportunities Fund	Class A, Class B, Class C, Class R, Institutional Service Class, Institutional Class
Nationwide Worldwide Leaders Fund	Class A, Class B, Class C, Class R, Institutional Service Class, Institutional Class
Nationwide Bond Index Fund	Class A, Class B, Class C, Class R, Institutional Class
Nationwide International Index Fund	Class A, Class B, Class C, Class R, Institutional Class
Nationwide Mid Cap Market Index Fund	Class A, Class B, Class C, Class R, Institutional Class
Nationwide S&P 500 Index Fund	Class A, Class B, Class C, Class R, Service Class, Institutional Service Class, Local Fund Shares, Institutional Class
Nationwide Small Cap Index Fund	Class A, Class B, Class C, Class R, Institutional Class
NorthPointe Small Cap Value Fund	Institutional Class
NorthPointe Small Cap Growth Fund	Class A, Class B, Class C, Class R, Institutional Service Class, Institutional Class
Nationwide Hedged Core Equity Fund	Class A, Class B, Class C, Class R, Institutional Service Class, Institutional Class
Nationwide Small Cap Core Fund	Class A, Class B, Class C, Class R, Institutional Service Class, Institutional Class
Nationwide Market Neutral Fund	Class A, Class B, Class C, Class R, Institutional Service Class, Institutional Class
Nationwide Small Cap Growth Opportunities Fund	Class A, Class B, Class C, Class R, Institutional Service Class, Institutional Class
Nationwide Small Cap Value Fund	Class A, Class B, Class C, Class R, Institutional Service Class, Institutional Class
Nationwide Destination 2010 Fund	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class
Nationwide Destination 2015 Fund	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class

FUND Nationwide Destination 2020 Fund	SHARE CLASS Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class
Nationwide Destination 2025 Fund	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class
Nationwide Destination 2030 Fund	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class
Nationwide Destination 2035 Fund	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class
Nationwide Destination 2040 Fund	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class
Nationwide Destination 2045 Fund	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class
Nationwide Destination 2050 Fund	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class
Nationwide Retirement Income Fund	Class A, Class C, Class R1, Class R2, Institutional Service Class, Institutional Class
Nationwide International Value Fund	Class A, Class C, Institutional Service Class, Institutional Class
Nationwide U.S. Small Cap Value Fund	Class A, Class C, Institutional Service Class, Institutional Class
Nationwide Value Fund	Class A, Class C, Class R, Institutional Class

     You have an interest only in the assets of the Fund whose shares you own. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

Voting Rights

     Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to amend the Declaration of Trust, the Investment Advisory Agreement, fundamental investment objectives, investment policies and investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, the change of investment objectives, policies and restrictions or the approval of an Investment Advisory Agreement, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. In addition, holders of shares subject to a Rule 12b-1 fee will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.

     To the extent that such a meeting is not required, the Trust does not intend to have an annual or special meeting of shareholders. The Trust has represented to the SEC that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefore from shareholders holding not less than 10% of the outstanding votes of the Trust and the Trust will assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

ADDITIONAL GENERAL TAX INFORMATION FOR ALL FUNDS

     The information discussed in this section applies generally to all of the Funds, but is supplemented or modified in additional separate sections that are provided below for Nationwide Tax-Free Income Fund, the Money Market Fund, the Bond Fund, Enhanced Income Fund, Government Bond Fund, Short Duration Bond Fund, Bond Index Fund and the Funds of Funds.

Buying a dividend

     If you are a taxable investor and invest in a Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution, and you will in effect receive some of your investment back, but in the form of a taxable distribution.

Multi-class funds

     Funds with multiple classes of shares calculate dividends and capital gain distributions the same way for each class. The amount of any dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) and administrative services fees applicable to each class.

Distributions of net investment income

     Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses, incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by a Fund from such income (other than qualified dividend income received by individuals) will be taxable to you as ordinary income, whether you receive them in cash or in additional shares. Distributions from qualified dividend income will be taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met. See the discussion below under the heading, “Qualified Dividend Income for Individuals.”

Distributions of capital gain

     A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of capital

     If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Investments in foreign securities

     The next three paragraphs describe tax considerations that are applicable to Funds that invest in foreign securities.

     Effect of foreign withholding taxes. A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund's distributions paid to you.

     Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce a Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of a Fund’s previously distributed income to be classified as a return of capital.

     Pass-through of foreign tax credits. If more than 50% of a Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, a Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

     The amount of any foreign tax credits available to you (as a result of the pass-through to you of your pro rata share of foreign taxes by paid by a Fund) will be reduced if you receive from a Fund qualifying dividends from qualifying foreign corporations that are subject to tax at reduced rates. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

     PFIC securities. A Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, each Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security would cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends will not qualify for the reduced rate of taxation on qualified dividends for individuals when distributed to you by a Fund. If a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax (the effect of which could be mitigated by making a mark-to-market election in the year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

Information on the amount and tax character of distributions

     Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income, as qualified dividends or as capital gains, and in the case of non-U.S. shareholders, a Fund may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December to shareholders of record in such month but paid in January are taxable to you as if they were paid in December.

Election to be taxed as a regulated investment company

     Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Code. Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally is not subject to entity level federal income tax on the income and gains it distributes to you. The Board of Trustees reserves the right not to distribute a Fund’s net long-term capital gain or not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Fund would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as dividend income to the extent of the Fund’s earnings and profits.

     In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain asset diversification, income and distribution specific requirements, including:

     (i) a Fund must maintain a diversified Fund of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets or 10% of the outstanding voting securities of the issuer;

     (ii) a Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

     (iii) a Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise tax distribution requirements

     To avoid a 4% federal excise tax, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Sales of Fund shares

     Sales and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you sell your Fund shares, whether you receive cash or exchange them for shares of a different Fund, the IRS requires you to report any gain or loss on your sale or exchange. If you owned your shares as a capital asset, any gain or loss that you realize generally is a capital gain or loss, and is long-term or short-term, depending on how long you owned your shares. Any redemption/exchange fees you incur on shares redeemed or exchanged within 90 days after the date they were purchased will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale or exchange.

     Sales at a loss within six months of purchase. Any loss incurred on the sale or exchange of Fund shares owned for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

     Deferral of basis- Class A shares only. In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

IF:

  In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and
  You sell some or all of your original shares within 90 days of their purchase, and
  You reinvest the sales proceeds in the Fund or in another Fund, and the sales charge that would otherwise apply is reduced or eliminated;

THEN:

In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

     Conversion of Class B shares into Class A shares. The automatic conversion of Class B Shares into Class A Shares at the end of approximately seven years after purchase will be tax-free for federal income tax purposes. Shareholders should consult their tax advisers regarding the state and local tax consequences of the conversion of Class B Shares into Class A Shares, or any other conversion or exchange of shares.

     Wash sales. All or a portion of any loss that you realize on the sale of your Fund shares is disallowed to the extent that you buy other shares in the Fund within 30 days before or after your sale. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. government securities

     The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (Ginnie Mae) or Federal National Mortgage Association (Fannie Mae) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Qualified dividend income for individuals

     For individual shareholders, a portion of the dividends paid by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund out of dividends earned on the Fund’s investment in stocks of domestic corporations and qualified foreign corporations. Dividends from PFICs are not eligible to be treated as qualified dividend income.

     Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

     While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year, a Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-received deduction for corporations

     For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the dividends-received deduction. The portion of dividends paid by a Fund that qualifies for the corporate dividends-received deduction will be designated each year in a notice mailed to the Fund's shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation.

     The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in complex securities

     Each Fund may invest in complex securities (e.g., futures, options, forward currency contracts, short-sales, PFICs, etc.) that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could defer a Fund’s ability to recognize a loss, and, in limited cases, subject a Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by a Fund. For example:

     Derivatives. A Fund may be permitted to invest in options, futures contracts, options on futures contracts, stock index options and forward currency contracts to hedge a Fund’s portfolio or for any other permissible purposes consistent with that Fund’s investment objective. If a Fund makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

     Tax straddles. A Fund’s investment in options, futures, forwards, or foreign currency contracts (or in substantially similar or related property) in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If a Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

     Short sales and securities lending transactions. A Fund's entry into a short sale transaction or an option or other contract could be treated as the "constructive sale" of an "appreciated financial position," causing it to realize gain, but not loss, on the position. Additionally, a Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income, and, to the extent that debt securities are loaned, will generally not qualify as qualified interest income for foreign withholding tax purposes.

     Convertible debt. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

     Securities purchased at discount. A Fund is permitted to invest in securities issued or purchased at a discount such as zero coupon, deferred interest or payment-in-kind (PIK) bonds that could require it to accrue and distribute income not yet received. If it invests in these securities, the Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

     Credit default swap agreements. A Fund may be permitted to enter into credit default swap agreements. The rules governing the tax aspects of swap agreements that provide for contingent nonperiodic payments of this type are in a developing stage and are not entirely clear in certain aspects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in credit default swap agreements.

     Investment in taxable mortgage pools (excess inclusion income). Real estate investment trusts (“REITs”) in which a Fund invests (if any) may hold residual interests in certain mortgage pooling vehicles formed as real estate mortgage investment conduits (“REMICs”) and/or may enter into transactions that result in a portion of the REIT’s assets qualifying as a “taxable mortgage pool” for U.S. federal income tax purposes. Also, a Fund may make direct investments in REMIC residual interests. The portion of a Fund’s income received from REMIC residual interests, either directly or through an investment in a REIT that holds such interests or qualifies as a taxable mortgage pool (such income is referred to in the Code as “excess inclusion income”) generally is required to be allocated by the Fund to the Fund’s shareholders in proportion to the dividends paid to such shareholders with the same consequences as if the shareholders received the excess inclusion income directly.

     Under these rules, a Fund will be taxed at the highest corporate income tax rate on its excess inclusion income that is allocable to the percentage of its shares held in record name by “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on unrelated business taxable income (“UBTI”). To the extent that Fund shares owned by “disqualified organizations” are held in record name by a broker/dealer or other nominee, the broker/dealer or other nominee would be liable for the corporate level tax on the portion of the Fund’s excess inclusion income allocable to Fund shares held by the broker/dealer or other nominee on behalf of the “disqualified organizations.” The Funds expect that disqualified organizations own their shares. Because this tax is imposed at the Fund level, all shareholders, including shareholders that are not disqualified organizations, will bear a portion of the tax cost associated with the Fund’s receipt of excess inclusion income. However, to the extent permissible under the 1940 Act, regulated investment companies such as the Funds are permitted under Treasury Regulations to specially allocate this tax expense to the disqualified organizations to which it is attributable, without a concern that such an allocation will constitute a preferential dividend.

     In addition, with respect to Fund shareholders who are not nominees, for Fund taxable years beginning on or after January 1, 2007, a Fund must report excess inclusion income to shareholders in two cases:

  If the excess inclusion income received by a Fund from all sources exceeds 1% of the Fund's gross income, it must inform the non-nominee shareholders of the amount and character of excess inclusion income allocated to them; and
  If a Fund receives excess inclusion income from a REIT whose excess inclusion income in its most recent tax year ending not later than nine months before the first day of the Fund's taxable year exceeded 3% of the REIT's total dividends, the Fund must inform its non-nominee shareholders of the amount and character of the excess inclusion income allocated to them from such REIT.

     Under these rules, the taxable income of any Fund shareholder can in no event be less that the sum of the excess inclusion income allocated to that shareholder and any such excess inclusion income cannot be offset by net operating losses of the shareholder. If the shareholder is a tax-exempt entity and not a “disqualified organization,” then this income is fully taxable as UBTI under the Code. Charitable remainder trusts do not incur UBTI by receiving excess inclusion income from the Fund. If the shareholder is a non-U.S. person, such shareholder would be subject to U.S. federal income tax withholding at a rate of 30% on this income without reduction or exemption pursuant to any otherwise applicable income tax treaty. If the shareholder is a REIT, a regulated investment company, common trust fund or other pass-through entity, such shareholder’s allocable share of the Fund’s excess inclusion income would be considered excess inclusion income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess inclusion income allocated to their owners that are disqualified organizations. Accordingly, investors should be aware that a portion of the Fund’s income may be considered excess inclusion income.

     Compliance with these requirements will require a Fund to obtain significant cooperation from the REITs in which it invests.

     Investments in securities of uncertain tax character. A Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup withholding

     By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 28% of any distributions or proceeds paid.

Non-U.S. investors

     Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

     In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund, subject to certain exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends as described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Capital gain dividends & short-term capital gain dividends. In general, capital gain dividends designated by a Fund and paid from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

     Interest-related dividends. Interest-related dividends designated by a Fund and paid from qualified interest income are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding. While each Fund makes every effort to disclose any amounts of interest-related dividends distributed to its non-U.S. shareholders, intermediaries who have assumed tax reporting responsibilities on these distributions may not have fully developed systems that will allow these tax withholding benefits to be passed through to them.

     Sunset date for short-term capital gain dividends and interest-related dividends. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by a Fund is effective for dividends paid with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, unless such exemption is extended or made permanent.

     Other. Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Fund shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

     U.S. estate tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008, unless such provision is extended or made permanent. Transfers by gift of shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

     Investment in U.S. real property. A Fund may invest in equity securities of corporations that invest in U.S. real property, including Real Estate Investment Trusts (REITs). The sale of a U.S. real property interest (USRPI) by a REIT in which the Fund invests may trigger special tax consequences to the Fund’s non-U.S. shareholders.

     The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC), such as a Fund, from a REIT as follows:

  The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-US person which is attributable directly or indirectly to a distribution from a REIT if, in general, more than 50% of the RIC’s assets consists of interests in REITs and U.S. real property holding corporations; and
  You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.
  If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.
  In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

     Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly in U.S. real property interests, the Funds expect that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

     U.S tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a

U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

ADDITIONAL TAX INFORMATION WITH RESPECT TO NATIONWIDE TAX-FREE INCOME FUND

     The tax information described in “Additional General Tax Information for All Funds” above applies to the Nationwide Tax-Free Income Fund, except as noted in this section.

Exempt-interest dividends

     By meeting certain requirements of the Code, the Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), they also may be exempt from that state’s personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states. Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors. Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, and they should consult with their tax advisors about the taxability of this income before investing in a Fund.

     Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. The Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax.

Dividends from taxable income

     The Fund may earn taxable income from many sources, including income from temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. If you are a taxable investor, any distributions by the Fund from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions of capital gains and gain or loss on sale or exchange of your Fund shares

     The Fund may realize a capital gain or loss on sale of portfolio securities. Distributions of capital gains are taxable to you. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.

     When you sell your shares in the Fund, you may realize a capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of your Fund shares for shares of a different Nationwide Fund is the same as a sale.

Information on the amount and tax character of distributions

     The Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of exempt-interest income, taxable income and the portion of exempt-interest income that is a tax preference item when determining the alternative minimum tax. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as exempt-interest income, taxable income, or capital gains, and in the case of non-U.S. shareholders, the Fund may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in December to shareholders of record in such month but paid in January are taxed to you as if made in December.

Redemption at a loss within six months of purchase

     Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Qualified dividend income for individuals

     Because the Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to be qualified dividends eligible for taxation by individuals at long-term capital gain rates.

Dividends-received deduction for corporations

     Because the Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

Alternative minimum tax

     Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax adviser before buying shares of the Fund.

Treatment of interest on debt incurred to hold Fund shares

     Interest on debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.

Loss of status of securities as tax-exempt

     Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

     The U.S. Supreme Court recently heard oral arguments in Davis v. Dept. of Revenue, the outcome of which could have a important consequences generally for all municipal bond mutual funds, including the Fund. In Davis, two Kentucky residents who paid Kentucky income tax on the interest they earned on out-of-state municipal bonds brought suit against the state’s Department of Revenue, claiming that the state’s tax law illegally burdened interstate commerce. In early 2006, a Kentucky Appellate Court agreed that the state’s law was unconstitutional. The Kentucky Supreme Court declined to review the decision, but the U.S. Supreme Court granted certiorari.

     The U.S. Supreme Court may reverse the decision of the Kentucky Appeals Court, in which case there should be no impact in the operation of municipal bond mutual funds (including the Funds). If it affirms the decision of the Kentucky court, however, Kentucky (and possibly all other states) may be required to give equal treatment to all municipal obligations. In that event, state legislatures will be required to assess their current tax policies that give preferential tax treatment to in-state municipal obligations, and will likely be required to enact new legislation that will either exempt from taxation all interest on in-state and out-of-state municipal obligations or else tax all of the interest earned on these obligations. Such a change could affect the tax status of distributions from single state municipal bond mutual funds (funds that invest with a goal of providing tax exempt income for state tax purposes to residents of a that state) and could negatively affect the value of securities held by all municipal bond mutual funds and, therefore, the value of municipal bond mutual funds’ shares. In addition, any changes to the state taxation of exempt-interest dividends for personal income tax purposes may or may not affect corporate shareholders in a similar manner and the taxation of such exempt-interest dividends to corporate shareholders for state tax purposes could be substantially different than the taxation of such dividends to individual shareholders.

     The U.S. Supreme Court may also remand Davis to the Kentucky Supreme Court or Appellate Court for further proceedings consistent with its ruling, in which event the outcome and impact of its decision will not be known until these proceedings are complete. No matter what the U.S. Supreme Court decides in Davis, exempt-interest dividends paid by municipal bond mutual funds are expected to continue to be exempt from regular federal income tax.

Non-U.S. Investors

In general, exempt-interest dividends are not subject to U.S. withholding tax.

ADDITIONAL TAX INFORMATION WITH RESPECT TO THE MONEY MARKET FUND

     The tax information described in “Additional General Tax Information for All Funds” above applies to the Money Market Fund, except as noted in this section.

Distributions of net investment income

     The Money Market Fund typically declares dividends from its daily net income each day that its NAV is calculated, and pays such dividends monthly. The Money Market Fund’s daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable $1 share price), less the estimated expenses of the Money Market Fund. Any distributions by the Money Market Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions of capital gain

     The Money Market Fund may derive capital gain or loss in connection with sales or other dispositions of its portfolio securities. If you are a taxable investor, distributions from net short-term capital gain will be taxable to you as ordinary income. Because the Money Market Fund is a money market fund, it is not expected to realize any long-term capital gain.

Maintaining a $1 share price

     Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Money Market Fund to adjust distributions, including withholding dividends, to maintain its $1 share price. These procedures may result in under- or over-distributions by the Money Market Fund of its net investment income.

Redemption of Fund shares

     Redemptions (including redemptions in kind) and exchanges of Money Market Fund shares are taxable transactions for federal and state income tax purposes. Because the Money Market Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale or exchange of your shares. For tax purposes, an exchange of your Money Market Fund shares for shares of a different Nationwide Fund is the same as a sale.

Qualified dividend income for individuals

     Because the Money Market Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to be qualified dividends eligible for taxation by individuals at long-term capital gain rates.

Dividends-received deduction for corporations

     Because the Money Market Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

ADDITIONAL TAX INFORMATION WITH RESPECT TO THE BOND FUND, ENHANCED INCOME FUND, GOVERNMENT BOND FUND, SHORT DURATION BOND FUND, AND BOND INDEX FUND.

     The tax information described in “Additional General Tax Information for All Funds” above applies to the Bond Fund, Enhanced Income Fund, Government Bond Fund, Short Duration Bond Fund, and Bond Index Fund, except as noted in this section.

Qualified dividend income for individuals

     Because the Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to be qualified dividends eligible for taxation by individuals at long-term capital gain rates.

Dividends-received deduction for corporations

     Because the Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

ADDITIONAL INFORMATION FOR THE FUNDS OF FUNDS

     Each of the Funds of Funds invests in one or more Underlying Funds. The tax consequences of an investment in a Fund of Funds are generally the same as the consequences of investment in a non-Fund of Funds, except as noted below.

Distributions of net investment income

     A Fund of Funds’ income consists of dividends it receives from the Underlying Funds, less the estimated expenses of the Fund of Funds. Any distributions by a Fund of Funds from such income (other than qualified dividend income received by individuals) will be taxable to you as ordinary income, whether you receive them in cash or additional shares. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

Distributions of capital gain

     An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities. Any net capital gains may be distributed to a Fund of Funds as capital gain distributions. A Fund of Funds may also derive capital gains and losses in connection with sales of shares of the Underlying Funds. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in a Fund of Funds. Capital gain will be distributed by a Fund of Funds once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund of Funds.

Effect of foreign investments on distributions

     Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by an Underlying Fund. Similarly, foreign exchange loss realized on the sale of debt securities by an Underlying Fund generally is treated as ordinary loss. This gain when distributed will be taxable to the Fund of Funds as ordinary income, and any loss will reduce an Underlying Fund’s ordinary income otherwise available for distribution to the Fund of Funds. This treatment could increase or decrease an Underlying Fund’s ordinary income distributions to a Fund of Funds and, in turn, to you, and may cause some or all of the Underlying Fund’s previously distributed income to be classified as a return of capital to the Fund of Funds. A return of capital generally is not taxable to a Fund of Funds, but reduces the Fund of Funds’ tax basis in its shares of the Underlying Fund. Any return of capital in excess of the Fund of Funds’ tax basis is taxable to the Fund of Funds as a capital gain.

     Certain Underlying Funds may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce such an Underlying Fund’s ordinary income distributions to a Fund of Funds and, in turn, to you.

U.S. government securities

     The income earned on certain U.S. government securities is generally exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund of Funds. Dividends paid by a Fund of Funds may not be exempt from state and local taxes in certain states when the Fund of Fund invests in U.S. government securities only indirectly by investing in an Underlying Fund.

MAJOR SHAREHOLDERS

     As of February 22, 2008, the Trustees and Officers, as a group, owned less than 1% of the shares of the Trust or of any class of a Fund.

     As of February 20, 2008, the following shareholders held five percent or greater of the shares of a class of the Fund:

Name and Address of Shareholder	Number of Shares	Percent of Class

	Beneficially Owned	Held by the

		Shareholder

Nationwide U.S. Growth Leaders Long-Short Fund Class A

MERRILL LYNCH, PIERCE, FENNER & SMITH	2,235,014.184	28.43%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

NATIONAL FINANCIAL SERVICES LLC	1,866,244.521	23.74%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

PRUDENTIAL INVESTMENT MANAGEMENT SRVCS	1,198,839.485	15.25%
3 GATEWAY
14TH FLOOR
NEWARK NJ 07102

CHARLES SCHWAB & CO, INC.	714,398.688	9.09%
101 MONTGOMERY STREET
MS:FS101MONT-22-241
SAN FRANCISCO CA 94104

Nationwide Optimal Allocations Fund: Defensive Class A

LPL FINANCIAL CORPORATION	27,612.357	21.20%
1066 EAST MONTAGUE AVE
NORTH CHARLESTON SC 29405

FREDDY D TELLERIA	24,231.911	18.60%
IRA
5618 HERSHEY LN
ALEXANDRIA VA 22312

RAYMOND JAMES & ASSOCIATES, INC.	19,934.578	15.30%
880 CARILLON PARKWAY
ST PETERSBURG FL 33716

YVONNE L JOSEPHSON	19,501.743	14.97%
TOD
907 KELTON PL
HIGH POINT NC 27265-1215

MERRILL LYNCH, PIERCE, FENNER & SMITH	14,326.678	11.00%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Mid Cap Growth Fund Class A

MERRILL LYNCH, PIERCE, FENNER & SMITH	19,005.129	19.28%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640

4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

ROBERT D GLISE	13,496.652	13.69%
ROLLOVER IRA
9245 KELLY LAKE DR
CLARKSTON MI 48348

CHRISTIAN G GREICO	7,266.415	7.37%
ROLLOVER IRA
31 MCMILLEN PL
DELMAR NY 12054

A.G. EDWARDS & SONS, INC.	5,240.126	5.32%
A DIVISION OF WACHOVIA SECURITIES, LLC
ONE NORTH JEFFERSON AVE.
ST. LOUIS MO 63103

Nationwide Natural Resources Fund Class A

CHARLES SCHWAB & CO., INC.	884,270.819	36.52%
101 MONTGOMERY STREET
MS:SF101MONT-22-241
SAN FRANCISCO CA 94104

MERRILL LYNCH, PIERCE, FENNER & SMITH	444,201.439	18.34%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

PERSHING LLC	250,599.619	10.35%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

NATIONAL FINANCIAL SERVICES LLC	179,589.490	7.42%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

Nationwide Government Bond Fund Class D

NATIONWIDE INVESTMENT SERVICES CORP.	5,145,478.512	58.07%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

NATIONWIDE INVESTMENT SERVICES CORP.	817,919.891	9.23%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide China Opportunities Fund Class A

NATIONAL FINANCIAL SERVICES LLC	360,099.115	20.84%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

MERRILL LYNCH, PIERCE, FENNER & SMITH	351,399.682	20.34%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

PERSHING LLC	162,304.360	9.39%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

FIRST CLEARING, LLC	94,585.895	5.47%
10750 WHEAT FIRST DRIVE

GLEN ALLEN VA 23060

Nationwide Optimal Allocations Fund: Moderate Class A

MERRILL LYNCH, PIERCE, FENNER & SMITH	385,302.232	43.33%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

RAYMOND JAMES & ASSOCIATES, INC.	53,367.291	6.00%
880 CARILLON PARKWAY
ST PETERSBURG FL 33716

H&R BLOCK FINANCIAL ADVISORS, INC.	49,375.473	5.55%
THE DIME BUILDING SUITE 1700
719 GRISWOLD STREET
DETROIT MI 48226

Nationwide Optimal Allocations Fund: Moderate Growth Class
A

MERRILL LYNCH, PIERCE, FENNER & SMITH	377,039.798	30.58%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

H&R BLOCK FINANCIAL ADVISORS, INC.	256,428.708	20.80%
THE DIME BUILDING SUITE 1700
719 GRISWOLD STREET
DETROIT MI 48226

Nationwide Optimal Allocations Fund: Growth Class A

MERRILL LYNCH, PIERCE, FENNER & SMITH	202,640.357	44.67%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

NATIONWIDE INVESTMENT SERVICES CORP.	32,460.687	7.16%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Optimal Allocations Fund: Specialty Class A

MERRILL LYNCH, PIERCE, FENNER & SMITH	1,995,032.164	64.44%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

NorthPointe Small Cap Growth Fund Class A

NWD INVESTMENTS	129.626	85.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

RANDAL T BENZCSCHAWEL	22.882	15.00%
TOD
603 S ADAMS ST
THORP WI 54771-9105

Nationwide Small Cap Leaders Fund Class A

MERRILL LYNCH, PIERCE, FENNER & SMITH	592,708.058	38.60%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

MORGAN KEEGAN & COMPANY, INC.	225,640.337	14.70%
MORGAN KEEGAN TOWER 18TH FLOOR
50 FRONT STREET
MEMPHIS TN 38103

LPL FINANCIAL CORPORATION	137,173.449	8.93%
1066 EAST MONTAGUE AVE
NORTH CHARLESTON SC 29405

GPC SECURITIES, INC.	117,460.387	7.65%
1201 PEACHTREE STREET
22ND FLOOR
ATLANTA GA 30361

PERSHING LLC	82,749.936	5.39%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

Nationwide Large Cap Value Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	321,254.922	74.41%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

NATIONAL FINANCIAL SERVICES LLC	50,671.287	11.74%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

Nationwide Small Cap Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	5,382,926.979	48.71%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

MORGAN KEEGAN & COMPANY, INC.	1,017,327.642	9.21%
MORGAN KEEGAN TOWER 18TH FLOOR
50 FRONT STREET
MEMPHIS TN 38103

FIRST CLEARING, LLC	882,292.858	7.98%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

NATIONAL FINANCIAL SERVICES LLC	719,916.285	6.51%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

PERSHING LLC	665,017.874	6.02%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY, NJ 07399

Nationwide Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	22,749.204	48.34%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

FIRST CLEARING, LLC	2,544.435	5.41%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

Nationwide Growth Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	314,206.783	84.13%

OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Mid Cap Growth Leaders Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	42,900.002	70.80%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

OPPENHEIMER & CO. INC.	8,235.295	13.59%
125 BROAD STREET
15TH FL
NEW YORK NY 10004

FIRST CLEARING, LLC	4,508.858	7.44%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

Nationwide Value Opportunities Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	10,323.268	33.95%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

FIRST CLEARING, LLC	6,439.465	21.18%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

RBC DAIN RAUSCHER INC.	2,257.175	7.42%
111 S TEJON STREET SUITE 200
COLORADO SPRINGS CO 80903

H&R BLOCK FINANCIAL ADVISORS INC.	2,053.246	6.75%
THE DIME BUILDING SUITE 1700
719 GRISWOLD STREET
DETROIT MI 48226

Nationwide U.S. Growth Leaders Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	2,586,687.220	75.43%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

FIRST CLEARING, LLC	199,171.442	5.81%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

Nationwide Technology and Communications Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	69,692.667	46.05%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

UBS FINANCIAL SERVICES INC.	51,910.521	34.30%
1000 HARBOR BLVD
8TH FL, COMPLIANCE DEPARTMENT
WEEHAWKEN NJ 07086

UBS FINANCIAL SERVICES INC.	12,092.532	7.99%
1000 HARBOR BLVD
8TH FL, COMPLIANCE DEPARTMENT
WEEHAWKEN NJ 07086

Nationwide Growth Fund Class D

NATIONWIDE INVESTMENT SERVICES CORP.	1,016,674.608	5.08%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Emerging Markets Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	451,214.216	45.69%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

BROWN BROTHERS HARRIMAN & CO.	266,002.868	26.94%
140 BROADWAY
NEW YORK NY 10005-1101

FIRST CLEARING, LLC	55,439.057	5.61%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

Nationwide Worldwide Leaders Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	1,040,822.246	64.64%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

NATIONAL FINANCIAL SERVICES LLC	237,847.127	14.77%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

Nationwide International Growth Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	2,927,166.751	60.62%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

FIRST CLEARING, LLC	411,009.503	8.51%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

NATIONAL FINANCIAL SERVICES LLC	282,470.832	5.85%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

PERSHING LLC	280,381.339	5.81%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

Nationwide Investor Destinations Aggressive Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	7,473,787.180	68.62%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

FIRST CLEARING, LLC	613,484.492	5.63%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

Nationwide Investor Destinations Moderately Aggressive Fund
Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	14,071,687.715	72.54%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST

3RD FLOOR
JACKSONVILLE FL 32246

FIRST CLEARING, LLC	1,167,481.307	6.02%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

Nationwide Investor Destinations Moderate Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	13,594,882.125	74.42%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

FIRST CLEARING, LLC	1,113,226.823	6.09%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

Nationwide Investor Destinations Moderately Conservative Fund
Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	2,636,419.344	66.66%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

NATIONWIDE INVESTMENT SERVICES CORP.	265,927.222	6.72%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Investor Destinations Conservative Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	1,581,904.739	69.51%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

PERSHING LLC	236,783.604	10.40%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

NATIONWIDE INVESTMENT SERVICES CORP.	152,926.053	6.72%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Fund Class D

NATIONWIDE INVESTMENT SERVICES CORP.	19,465,119.646	30.30%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Bond Fund Class Y

DAVID F RICHMOND	3,579.054	24.04%
GLENNA M RICHMOND
JTWROS
114 OLD GRANDVIEW RD
BEAVER WV 25813

MERRILL LYNCH, PIERCE, FENNER & SMITH	2,312.127	15.53%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

DONNA J GARST	1,987.377	13.35%
IRA

718 WARREN AVE
BELPRE OH 45714

GREGORY G BOLING	1,136.920	7.64%
ROLLOVER IRA
1100 WILLOWOOD RD
KNOXVILLE TN 37922

BLAINE T GORDON	1,075.139	7.22%
DONNA GORDON
JTWROS
7063 PIGEON COVE RD
NEEDMORE PA 17238

Nationwide Tax-Free Income Fund Class Y

POLLY A HOPKINS	3,571.529	29.84%
TOD
4405 SYCAMORE DR
HAMPSTEAD MD 21074-2311

YOLANDA S RHODES	3,455.439	28.87%
PO BOX 1375
BELLE GLADE FL 33430-6375

E JANE MOFFITT	2,843.873	23.76%
DONALD E MOFFITT
JTWROS TOD
200 ROAD 7
WEST LIBERTY OH 43357

EDNA A SCHREINER TOD	937.032	7.83%
GARY G EISENHART
DEE ANN RUFFING-KENT
14180 E TWP RD 136
BELLEVUE OH 44811

BONNIE MCGALLIARD	739.451	6.18%
WILLIAM MCGALLIARD
JTWROS TOD
625 CREAMERY RD
TELFORD PA 18969

Nationwide Government Bond Fund Class Y

JOYCE L RICE	19,792.536	30.35%
ROSILAND KNIGHT
JORDAN R RICE
4434 CATAMOUNT DR
LILBURN GA 30047

JOYCE L RICE	19,727.464	30.25%
ROSILAND KNIGHT
DARIAN J RICE
4434 CATAMOUNT DR
LILBURN GA 30047

THOMAS E FREECE	5,027.471	7.71%
TOD
1029 CARDINAL RD
AUDUBON PA 19403-2203

DANIELLE WHITE	3,511.385	5.38%
TOD
51 HIDDEN VALLEY
CHAPMANVILLE WV 25508

Nationwide Health Sciences Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	87,447.415	70.69%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR

JACKSONVILLE FL 32246

FIRST CLEARING, LLC	8,476.010	6.85%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

Nationwide Money Market Fund Prime Shares C

NATIONAL FINANCIAL SERVICES LLC	402,060.710	23.45%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

LISA J K FLORES	233,803.620	13.63%
ROTH IRA
45-587 AWANENE PLACE
KANEOHE HI 96744

UBS FINANCIAL SERVICES INC.	222,344.050	12.97%
1000 HARBOR BLVD
8TH FL, COMPLIANCE DEPARTMENT
WEEHAWKEN NJ 07086

MORTON YAMASAKI	175,904.180	10.26%
ROTH IRA
PO BOX 1828
LIHUE HI 96766

CHARLES Y S YEE	107,390.230	6.26%
CHARLOTTE M YEE
JTWROS
975 ALA LEHUA ST
HONOLULU HI 96818-2303

Nationwide S&P 500 Index Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	158,141.455	65.02%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

NATIONAL FINANCIAL SERVICES LLC	19,858.117	8.16%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

Nationwide Small Cap Index Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	27,056.149	46.45%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

FIRST CLEARING, LLC	15,154.991	26.02%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

NATIONAL FINANCIAL SERVICES LLC	7,060.394	12.12%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

Nationwide International Index Fund Class C

WELLS FARGO INVESTMENTS, LLC	44,603.055	30.41%
625 MARQUETTE AVENUE SOUTH
12TH FLOOR
MINNEAPOLIS MN 55402

MERRILL LYNCH, PIERCE, FENNER & SMITH	42,277.899	28.83%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST

3RD FLOOR
JACKSONVILLE FL 32246

NATIONAL FINANCIAL SERVICES LLC	28,956.457	19.75%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

WELLS FARGO INVESTMENTS, LLC	11,440.291	7.80%
625 MARQUETTE AVENUE SOUTH
12TH FLOOR
MINNEAPOLIS MN 55402

Nationwide Bond Index Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	14,339.144	92.28%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Mid Cap Market Index Fund Class C

NATIONAL FINANCIAL SERVICES LLC	34,127.243	38.58%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

MERRILL LYNCH, PIERCE, FENNER & SMITH	32,761.798	37.03%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

FIRST CLEARING, LLC	6,056.194	6.85%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

Nationwide Bond Fund Class D

NATIONWIDE INVESTMENT SERVICES CORP.	2,246,407.943	29.01%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide U.S. Growth Leaders Long-Short Fund Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	176,535.586	80.09%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

FIRST CLEARING, LLC	23,045.865	10.46%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

Nationwide Money Market Fund Prime Shares

NATIONWIDE INVESTMENT SERVICES CORP.	244,078,797.927	45.99%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

NATIONWIDE INVESTMENT SERVICES CORP.	104,854,729.960	19.76%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Optimal Allocations Fund: Defensive Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	8.343.904	28.75%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR

JACKSONVILLE FL 32246

RAYMOND JAMES & ASSOCIATES, INC.	8,139.510	28.05%
880 CARILLON PARKWAY
ST PETERSBURG FL 33716

RAYMOND JAMES & ASSOCIATES, INC.	4,366.106	15.04%
880 CARILLON PARKWAY
ST PETERSBURG FL 33716

RAYMOND JAMES & ASSOCIATES, INC.	4,311.051	14.85%
880 CARILLON PARKWAY
ST PETERSBURG FL 33716

FIRST CLEARING, LLC	2,749.084	9.47%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

Nationwide Mid Cap Growth Fund Class B

NATINOAL FINANCIAL SERVICES LLC	5,534.804	36.13%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

WILLIAM A MOORE	1,763.615	11.51%
PO BOX 49
POLK CITY IA 50226

MERRILL LYNCH, PIERCE, FENNER & SMITH	1,503.147	9.81%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

BRADLEY K HENRY	932.672	6.09%
ROTH IRA
526 JEFFERSON LN
GEORGETOWN TX 78626

MELISSA P ARTHUR	853.490	5.57%
ROLLOVER IRA
2191 RIVER RD
SOUTH BOSTON VA 24592

Nationwide Natural Resources Fund Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	62,347.529	41.77%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

PERSHING LLC	18,553.620	12.43%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

FIRST CLEARING, LLC	13,191.515	8.84%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

NATIONAL FINANCIAL SERVICES LLC	11,613.367	7.78%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

Nationwide China Opportunities Fund Class B

PERSHING LLC	49,804.083	18.51%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

NATIONAL FINANCIAL SERVICES LLC	49,791.910	18.51%

200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

MERRILL LYNCH, PIERCE, FENNER & SMITH	44,559.512	16.57%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

FIRST CLEARING, LLC	19,580.257	7.28%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

Nationwide Optimal Allocations Fund: Moderate Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	120,991.340	43.08%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

FIRST CLEARING, LLC	35,424.281	12.61%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

PERSHING LLC	22,729.552	8.09%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

Nationwide Optimal Allocations Fund: Moderate Growth Class
B

MERRILL LYNCH, PIERCE, FENNER & SMITH	143,942.085	39.56%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

FIRST CLEARING, LLC	52,894.603	14.54%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

PERSHING LLC	41,512.221	11.41%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

Nationwide Optimal Allocations Fund: Growth Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	44,666.879	33.92%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

J.J.B. HILLARD, W.L. LYONS, INC.	9,990.327	7.59%
501 S FOURTH AVE
LOUISVILLE KY 40202

FIRST CLEARING, LLC	9,926.439	7.54%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

PERSHING LLC	9,205.258	6.99%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

SHAHROKH ETTEHADIEH	8,569.228	6.51%
ROLLOVER IRA
1442 D ST NE
WASHINGTON DC 20002

Nationwide Optimal Allocations Fund: Specialty Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	373,820.182	66.60%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

FIRST CLEARING, LLC	94,949.669	16.92%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

NorthPointe Small Cap Growth Fund Class B

NWD INVESTMENTS	130.203	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Small Cap Leaders Fund Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	150,652.246	73.69%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

FIRST CLEARING, LLC	25,787.247	12.61%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

Nationwide Fund Institutional Class

NWD INVESTMENTS	84.182	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide U.S. Growth Leaders Long-Short Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	2,257,272.062	70.24%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

NATIONAL FINANCIAL SERVICES LLC	361,711.571	11.26%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

Nationwide Money Market Fund Institutional Class

NATIONWIDE INVESTMENT SERVICES CORP.	1,216,313,681.750	72.89%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

NATIONWIDE INVESTMENT SERVICES CORP.	333,375,560.360	19.98%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Growth Fund Institutional Service Class

NWD INVESTMENTS	157.607	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Global Financial Services Fund Class A

CHARLES SCHWAB & CO., INC.	948,769.915	42.37%

101 MONTGOMERY STREET
MS:SF101MONT-22-241
SAN FRANCISCO CA 94104

MERRILL LYNCH, PIERCE, FENNER & SMITH	289,932.270	12.95%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

PERSHING LLC	205,037.842	9.16%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

NATIONWIDE INVESTMENT SERVICES CORP.	146,540.250	6.54%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

NATIONAL FINANCIAL SERVICES LLC	120,816.694	5.40%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

NATIONWIDE INVESTMENT SERVICES CORP.	116,111.346	5.19%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Global Financial Services Fund Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	24,683.779	20.18%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

PERSHING LLC	19,533.619	15.97%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

FIRST CLEARING, LLC	16,825.054	13.76%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

NATIONAL FINANCIAL SERVICES LLC	10,349.510	8.46%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

RBC DAIN RAUSCHER INC.	6,607.357	5.40%
111 S TEJON STREET SUITE 200
COLORADO SPRINGS CO 80903

Nationwide Global Financial Services Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	103,472.739	30.83%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

NATIONAL FINANCIAL SERVICES LLC	32,251.402	9.61%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

PERSHING LLC	28,697.655	8.55%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

FIRST CLEARING, LLC	26,413.889	7.87%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

Nationwide Global Financial Services Fund
Institutional Service Class

NATIONWIDE INVESTMENT SERVICES CORP.	109,771.645	97.32%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Global Utilities Fund Class A

NATIONWIDE INVESTMENT SERVICES CORP.	305,034.628	27.32%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

NATIONAL FINANCIAL SERVICES LLC	216,772.499	19.41%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

NATIONWIDE INVESTMENT SERVICES CORP.	111.559.030	9.99%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

MERRILL LYNCH, PIERCE, FENNER & SMITH	109,565.415	9.81%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

PERSHING LLC	95,136.562	8.52%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

Nationwide Global Utilities Fund Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	49,551.475	35.08%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

NATIONWIDE INVESTMENT SERVICES CORP.	27,428.052	19.42%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

FIRST CLEARING, LLC	9,102.862	6.44%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

Nationwide Global Utilities Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	170,746.675	36.17%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Global Utilities Fund Institutional Service Class

NATIONWIDE INVESTMENT SERVICES CORP.	112,663.571	99.91%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Leaders Fund Class A

NATIONWIDE INVESTMENT SERVICES CORP.	178,538.079	28.88%

C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

NATIONAL FINANCIAL SERVICES LLC	93,922.691	15.20%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

MERRILL LYNCH, PIERCE, FENNER & SMITH	64,666.862	10.46%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

NATIONWIDE INVESTMENT SERVICES CORP.	36,899.423	5.97%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Leaders Fund Class B

NATIONWIDE INVESTMENT SERVICES CORP.	36,820.950	47.53%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

MERRILL LYNCH, PIERCE, FENNER & SMITH	16,934.912	21.86%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

NATIONAL FINANCIAL SERVICES LLC	5,052.046	6.52%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

BRUCE G REICHERT	4,545.378	5.87%
ROTH IRA
330 S KIOWA CT
JUNCTION CITY KS 66441-9101

Nationwide Leaders Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	152,705.917	58.85%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

NATIONWIDE INVESTMENT SERVICES CORP.	36,860.513	14.21%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

FIRST CLEARING, LLC	23,628.176	9.11%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

Nationwide Leaders Fund Institutional Service Class

NATIONWIDE INVESTMENT SERVICES CORP.	36,597.686	100.00%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Leaders Fund Institutional Class

NATIONWIDE AM MODERATE GROWTH	178,664.296	44.07%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

NATIONWIDE AM MODERATE	126,041.131	31.09%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

NATIONWIDE AM GROWTH	100,613.829	24.82%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

Nationwide Short Duration Bond Fund Class C

STIFEL, NICOLAUS & COMPANY, INCORPORATED	3,738.466	55.67%
ATTN C NORWORTHY
501 NORTH BROADWAY
ST LOUIS MO 63102

MORGAN KEEGAN & COMPANY, INC.	2,790.409	41.55%
MORGAN KEEGAN TOWER 18TH FLOOR
50 FRONT STREET
MEMPHIS TN 38103

Nationwide Optimal Allocations Fund: Defensive Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	105,818.885	60.88%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

DORIAN E CRUZ	9,938.721	5.72%
TOD
1620 OAKLAWN CT
SILVER SPRING MD 20903-1415

FIST CLEARING, LLC	9,254.262	5.32%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

Nationwide Mid Cap Growth Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	21,159,949	71.75%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

PERSHING LLC	2,258.411	7.66%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

UBS FINANCIAL SERVICES INC	1,923.579	6.52%
1000 HARBOR BLVD
8TH FL, COMPLIANCE DEPARTMENT
WEEHAWKEN NJ 07086

A. G. EDWARDS & SONS, INC.	1,807.589	6.13%
A DIVISION OF WACHOVIA SECURITIES, LLC
ONE NORTH JEFFERSON AVE
ST LOUIS MO 63103

ANTHONY J BLACK	1,609.465	5.46%
ROLLOVER IRA
146 WINTERWOOD LN
EASLEY SC 29642-8172

Nationwide Natural Resources Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	298,640.271	42.15%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST

3RD FLOOR
JACKSONVILLE FL 32246

PERSHING LLC	91,897.851	12.97%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

NATIONAL FINANCIAL SERVICES LLC	72,690.452	10.26%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

Nationwide China Opportunities Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	363,715.432	35.17%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

NATIONAL FINANCIAL SERVICES LLC	189,215.406	18.29%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

PERSHING LLC	90,636.785	8.76%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

FIRST CLEARING, LLC	70,875.478	6.85%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

E*TRADE CLEARING LLC	53,638.183	5.19%
135 E. 57TH STREET
NEW YORK NY 10022

Nationwide Optimal Allocations: Moderate Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	1,722,813.324	71.36%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

FIRST CLEARING, LLC	156,816.532	6.50%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

Nationwide Optimal Allocations Fund: Moderate Growth Class
C

MERRILL LYNCH, PIERCE, FENNER & SMITH	1,293,923.037	72.64%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Optimal Allocations Fund: Growth Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	513,624.438	61.30%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

FIRST CLEARING, LLC	95,364.914	11.38%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

MORGAN STANLEY DW INC.	43,091.000	5.14%
2000 WESTCHESTER AVE LD

PURCHASE NY 10577

Nationwide Optimal Allocations Fund: Specialty Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	3,814,001.747	76.47%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

FIRST CLEARING, LLC	344,137.113	6.90%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

NorthPointe Small Cap Growth Fund Class C

NWD INVESTMENTS	130.203	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Small Cap Leaders Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	941,796.315	56.18%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

MORGAN KEEGAN & COMPANY, INC.	247,515.864	14.77%
MORGAN KEEGAN TOWER 18TH FLOOR
50 FRONT STREET
MEMPHIS TN 38103

Nationwide Investor Destinations Aggressive Fund Institutional
Class

NATIONWIDE INVESTMENT SERVICES CORP.	2,972,741.392	88.45%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

CITISTREET EQUITIES LLC	332,540.355	9.89%
400 ATRIUM DRIVE
SOMERSET NJ 08873

Nationwide Investor Destinations Moderately Aggressive Fund
Institutional Class

NATIONWIDE INVESTMENT SERVICES CORP.	6,390,567.353	99.41%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Investor Destinations Moderate Fund Institutional
Class

NATIONWIDE INVESTMENT SERVICES CORP.	7,743,469.136	98.26%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Investor Destinations Moderately Conservative Fund
Institutional Class

NATIONWIDE INVESTMENT SERVICES CORP.	1,402,092.911	99.99%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Mid Cap Growth Leaders Fund Institutional Class

NATIONWIDE MUTUAL INSURANCE COMPANY	961,837.504	99.99%
ATTN KEVIN KING
1 NATIONWIDE PLZ 1-33-13

COLUMBUS OH 43215-2220

Nationwide Growth Fund Institutional Class

NWD INVESTMENTS	158.714	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Value Opportunities Fund Institutional Class

NWD INVESTMENTS	116.287	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Government Bond Fund Institutional Class

NWD INVESTMENTS	108.242	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Investor Destinations Conservative Fund
Institutional Class

NATIONWIDE INVESTMENT SERVICES CORP.	538,850.013	99.98%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Bond Fund Class A

NATIONWIDE INVESTMENT SERVICES CORP.	624,768.169	45.34%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

NATIONWIDE INVESTMENT SERVICES CORP.	225,177.458	16.34%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

MERRILL LYNCH, PIERCE, FENNER & SMITH	113,997.025	8.27%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Bond Fund Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	19,230.576	43.76%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

NATIONAL FINANCIAL SERVICES LLC	5,010.245	11.40%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

KEVIN FINK	3,975.638	9.05%
IRA
965 LOCH LOMOND RD
PHILIPSBURG PA 16866

RAYMOND C BALDWIN	2,609.603	5.94%
TOD
105 MALLARDS COVE
VASS NC 28394

Nationwide Bond Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	166,697.941	75.72%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Bond Fund Class D

NATIONWIDE INVESTMENT SERVICES CORP.	2,246,407.943	29.01%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Bond Fund Class R

MG TRUST COMPANY CUST FBO	263.819	68.30%
DALY SIRIANNI CPA 401K PLAN
700 17TH STREET
SUITE 300
DENVER CO 80202

NWD INVESTMENTS	122.457	31.70%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Bond Fund Class X

BEATRICE BERGER	24,212.674	17.09%
F B DARRYL
AND WALTER BERGER
U/D/T DTD 8-1-91
670 APPLE ST
RED HILL PA 18076-1355

ROBERT R WARR	11,614.507	8.20%
RUTH G WARR
JTWROS
2228 HUNTINGTON RD
AUGUSTA GA 30904

Nationwide China Opportunities Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	363,715.432	35.17%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

NATIONAL FINANCIAL SERVICES LLC	189,215.406	18.29%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

PERSHING LLC	90,636.785	8.76%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

FIRST CLEARING, LLC	70,875.478	6.85%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

E*TRADE CLEARING LLC	53,638.183	5.19%
135 E. 57TH STREET
NEW YORK NY 10022

Nationwide Optimal Allocations Fund: Moderate Growth Class
C

MERRILL LYNCH, PIERCE, FENNER & SMITH	1,293,923.037	72.64%

OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Value Opportunities Fund Institutional Class

NWD INVESTMENTS	116.287	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Government Bond Fund Institutional Class

NWD INVESTMENTS	108.242	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Bond Index Fund Class A

NATIONWIDE INVESTMENT SERVICES CORP.	4,787,037.978	68.55%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

NATIONWIDE INVESTMENT SERVICES CORP.	1,169,544.508	16.75%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

MERRILL LYNCH, PIERCE, FENNER & SMITH	511,217.972	7.32%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Bond Index Fund Class B

VALERIE FOLLETT	7,656.124	30.04%
IRA
122 INDIAN TRAIL S
WAKEFIELD RI 02879

PERSHING LLC	6,702.005	26.30%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

MERRILL LYNCH, PIERCE, FENNER & SMITH	2,120.887	8.32%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

DAVID R BUNNELL	1,299.207	5.10%
ROLLOVER IRA
5 WETOMACHICK AVE
WESTERLY RI 02891

SUELLEN S OLSON	1,293.132	5.07%
ROTH IRA
PO BOX 527
ALBANY IL 61230

Nationwide U.S. Growth Leaders Long-Short Fund Institutional
Class

NATIONWIDE AM SPECIALTY	1,028,139.960	51.91%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD

COLUMBUS OH 43219-6004

FIFTH THIRD BANK TTEE	256,742.951	12.96%
FBO TR C FLEISCH 1 65 CAM
PO BOX 3385
CINCINNATI OH 45263

NATIONWIDE AM MODERATE GROWTH	235,478.295	11.89%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

NATIONWIDE AM MODERATE	210,876.692	10.65%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

US BANK	127,513.723	6.44%
PO BOX 1787
FBO RT BOB EVANS FARMS NQ TRUST
MILWAUKEE WI 53201

NATIONWIDE AM GROWTH	99,658.281	5.03%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

Nationwide Emerging Markets Fund Institutional Class

NATIONWIDE AM SPECIALTY	426,445.102	78.65%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

NATIONWIDE AM MODERATE GROWTH	51,231.994	9.45%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

NATIONWIDE AM MODERATE	35,606.178	6.57%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

NATIONWIDE AM GROWTH	28,787.814	5.31%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

Nationwide Global Financial Services Fund Institutional Class

NATIONWIDE AM SPECIALTY	1,201,587.101	69.78%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

NATIONWIDE AM MODERATE GROWTH	230,416.667	13.38%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

NATIONWIDE AM MODERATE	162,572.781	9.44%
ASSET ALLOCATION FUND

3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

NATIONWIDE AM GROWTH	109,587.842	6.36%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

Nationwide Worldwide Leaders Fund Institutional Class

NWD INVESTMENTS	140.459	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Global Utilities Fund Institutional Class

NATIONWIDE AM SPECIALTY	384,719.027	67.51%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

NATIONWIDE AM MODERATE GROWTH	83,042.306	14.57%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

NATIONWIDE AM MODERATE	57,811.920	10.14%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

NATIONWIDE AM GROWTH	35,110.929	6.16%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

Nationwide International Growth Fund Institutional Class

NATIONWIDE AM MODERATE GROWTH	206,100.924	44.53%
ASSET ALLOCATION
3435 STELZER ROAD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

NATIONWIDE AM MODERATE	167,396.628	36.17%
ASSET ALLOCATION
3435 STELZER ROAD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

NATIONWIDE AM GROWTH	86,999.862	18.80%
ASSET ALLOCATION
3435 STELZER ROAD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

Nationwide Health Sciences Fund Institutional Class

NATIONWIDE AM SPECIALTY	1,132,970.560	71.06%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

NATIONWIDE AM MODERATE GROWTH	203,912.793	12.79%

ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

NATIONWIDE AM MODERATE	141,880.080	8.90%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

NATIONWIDE AM GROWTH	100,674.629	6.31%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

Nationwide U.S. Growth Leaders Fund Institutional Class

NATIONWIDE AM MODERATE GROWTH	189,428.679	42.85%
ASSET ALLOCATION FUND
3435 STELZER ROAD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

NATIONWIDE AM GROWTH	147,704.721	33.42%
ASSET ALLOCATION FUND
3435 STELZER ROAD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

NATIONWIDE AM MODERATE	79,236.628	17.93%
ASSET ALLOCATION FUND
3435 STELZER ROAD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

PRUDENTIAL INVESTMENT MANAGEMENT SRVCS	25,655.470	5.80%
3 GATEWAY
14TH FLOOR
NEWARK NJ 07102

Nationwide Small Cap Fund Institutional Class

GPC SEC INC AS AGENT FOR MLTC	1,237,080.644	49.63%
FSB TREE FBO MARMON KEYSTONE CORP
WAREHOUSE EE S RET PL KC
PO BOX 105117
ATLANTA GA 30348

MERCER TRUST COMPANY TTEE FBO	241,859.108	9.70%
QUADION CORPORATION
RETIREMENT INCOME PLAN
ONE INVESTORS WAY MS N-2-E
NORWOOD MA 02062

WELLS FARGO BANK NA	197,775.192	7.94%
ERIC R SEACREST
PO BOX 1533
MINNEAPOLIS MN 55480-1533

FNB NOMINEE CO	143,146.245	5.74%
614 PHILADELPHIA ST
C/O FIRST COMMONEWEALTH TRUST CO
INDIANA PA 15701-3904

MIDTRUSCO	131,905.617	5.29%
FBO VARIOUS RETIREMENT PLANS
5901 COLLEGE BOULEVARD
SUITE 100
OVERLAND PARK KS 66211-1834

Nationwide Optimal Allocations Fund: Defensive Institutional
Class

NATIONWIDE MUTUAL INSURANCE COMPANY	104,747.189	100.00%
ATTN KEVIN KING
1 NATIONWIDE PLZ 1-33-13
COLUMBUS OH 43215-2220

Nationwide Mid Cap Growth Fund Institutional Class

NATIONWIDE MUTUAL INSURANCE COMPANY	132,759.424	43.79%
ATTN KEVIN KING
1 NATIONWIDE PLZ 1-33-16
COLUMBUS OH 43215-2220

NATIONWIDE AM MODERATE	100,028.211	33.00%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

NATIONWIDE AM MODERATE GROWTH	70,354.073	23.21%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

Nationwide Natural Resources Fund Institutional Class

NATIONWIDE MUTUAL INSURANCE COMPANY	348,606.246	39.03%
ATTN KEVIN KING
1 NATIONWIDE PLZ 1-33-13
COLUMBUS OH 43215-2220

NATIONWIDE AM SPECIALTY	343,885.020	38.50%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

NATIONWIDE AM MODERATE GROWTH	70,797.135	7.93%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

NATIONWIDE AM MODERATE	55,408.520	6.20%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

Nationwide China Opportunities Fund Institutional Class

NATIONWIDE MUTUAL INSURANCE COMPANY	571,387.706	99.59%
ATTN KEVIN KING
1 NATIONWIDE PLZ 1-33-13
COLUMBUS OH 43215-2220

Nationwide Optimal Allocations Fund: Moderate Institutional
Class

NWD INVESTMENTS	103.376	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Optimal Allocations Fund: Moderate Growth
Institutional Class

NWD INVESTMENTS	103.309	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI

1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Optimal Allocations Fund: Growth Institutional
Class

NWD INVESTMENTS	103.475	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Optimal Allocations Fund: Specialty Institutional
Class

NWD INVESTMENTS	97.247	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

NorthPointe Small Cap Growth Fund Institutional Class

NATIONWIDE MUTUAL INSURANCE COMPANY	4,410,371.374	51.54%
ATTN KEVIN KING
1 NATIONWIDE PLZ 1-33-13
COLUMBUS OH 43215-2220

SEI PRIVATE TRUST CO	551,746.901	6.45%
ID 701
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456

MSL COMPANY	454,733.520	5.31%
801 WARRENVILLE ROAD SUITE 500
C/O GREATBANC TRUST COMPANY
LISLE IL 60532

Nationwide Small Cap Leaders Fund Institutional Class

NWD INVESTMENTS	389,988.936	99.95%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Investor Destinations Aggressive Fund Class A

MERRILL LYNCH, PIERCE, FENNER & SMITH	1,974,139.053	29.58%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

NATIONAL FINANCIAL SERVICES LLC	868,180.371	13.01%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

PERSHING LLC	860,450.190	12.89%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

Nationwide Investor Destinations Aggressive Fund Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	669,432.477	35.28%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

PERSHING LLC	390,295.703	20.57%
ONE PERSHING PLAZA

PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

NATIONAL FINANCIAL SERVICES LLC	124,131.502	6.54%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

Nationwide Investor Destinations Aggressive Fund Service Class

NATIONWIDE INVESTMENT SERVICES CORP.	40,073,137.753	53.30%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

NATIONWIDE INVESTMENT SERVICES CORP.	34,422,251.299	45.79%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Investor Destinations Moderately Aggressive Fund
Class A

MERRILL LYNCH, PIERCE, FENNER & SMITH	3,269,435.169	36.57%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

PERSHING LLC	1,260,430.201	14.10%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

NATIONAL FINANCIAL SERVICES LLC	561,203.526	6.28%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

Nationwide Investor Destinations Moderately Aggressive Fund
Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	1,119,588.604	29.89%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

PERSHING LLC	720,959.013	19.25%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

NATIONAL FINANCIAL SERVICES LLC	250,865.564	6.70%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

FIRST CLEARING, LLC	235,121.068	6.28%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

Nationwide Investor Destinations Moderate Fund Class A

MERRILL LYNCH, PIERCE, FENNER & SMITH	2,892,582.291	35.83%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

PERSHING LLC	1,155,547.723	14.31%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

NATIONAL FINANCIAL SERVICES LLC	495,740.928	6.14%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

EMJAY CORP TRUSTEE	467,242.632	5.79%
FBO FASCORE LLC PLAN
C/O FASCORE LLC
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE CO 80111

Nationwide Investor Destinations Moderate Fund Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	1,489,761.807	44.84%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

PERSHING LLC	498,175.191	15.00%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

FIRST CLEARING, LLC	210,197.848	6.33%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

Nationwide Investor Destinations Moderate Fund Service Class

NATIONWIDE INVESTMENT SERVICES CORP.	49,995,642.493	57.96%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

NATIONWIDE INVESTMENT SERVICES CORP.	34,894,479.894	40.45%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Investor Destinations Moderately Conservative Fund
Class A

PERSHING LLC	613,807.787	23.50%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

MERRILL LYNCH, PIERCE, FENNER & SMITH	589,031.246	22.55%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

EMJAY CORP TRUSTEE	541,648.096	20.74%
FBO FASCORE LLC PLAN
C/O FASCORE LLC
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE CO 80111

Nationwide Investor Destinations Moderately Conservative Fund
Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	308,192.719	43.43%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

PERSHING LLC	102,051.464	14.38%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

Nationwide Small Cap Index Fund Class A

NATIONWIDE INVESTMENT SERVICES CORP.	5,372.921.077	62.82%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

NATIONWIDE INVESTMENT SERVICES CORP.	2,492,271.758	29.14%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Small Cap Index Fund Class B

LPL FINANCIAL CORPORATION	6,094.692	16.43%
1066 EAST MONTAGUE AVE
NORTH CHARLESTON SC 29405

FIRST CLEARING, LLC	5,262.910	14.19%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

RAYMOND JAMES & ASSOCIATES, INC.	3,751.072	10.11%
880 CARILLON PARKWAY
ST PETERSBURG FL 33716

A.G. EDWARDS & SONS, INC.	2,640.188	7.12%
A DIVISION OF WACHOVIA SECURITIES, LLC
ONE NORTH JEFFERSON AVE.
ST LOUIS MO 63103

PERSHING LLC	2,179.352	5.88%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

MERRILL LYNCH, PIERCE, FENNER & SMITH	2,105.890	5.68%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

NATIONAL FINANCIAL SERVICES LLC	1,964.315	5.30%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

Nationwide Small Cap Index Fund Institutional Class

INVESTOR DESTINATIONS AGGRESSIVE	9,283,387.548	39.02%
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

INVESTOR DESTINATIONS MODERATELY AGGRESSIVE	7,371,789.569	30.99%
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

INVESTOR DESTINATIONS MODERATE	5,948,100.002	25.00%
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

Nationwide International Index Fund Class A

NATIONWIDE INVESTMENT SERVICES CORP.	14,955,258.053	80.81%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

NATIONWIDE INVESTMENT SERVICES CORP.	2,679,477.412	14.48%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA

COLUMBUS OH 43215

Nationwide International Index Fund Class B

NATIONAL FINANCIAL SERVICES LLC	27,523.370	46.06%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

LPL FINANCIAL CORPORATION	9,221.513	15.43%
1066 EAST MONTAGUE AVE
NORTH CHARLESTON SC 29405

MERRILL LYNCH, PIERCE, FENNER & SMITH	4,835.516	8.09%

OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide International Index Fund Institutional Class

NVIT	41,548,249.073	21.96%
INVESTOR DESTINATIONS MODERATELY
AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

INVESTOR DESTINATIONS MODERATELY	39,452,957.943	20.86%
AGGRESSIVE
C/O BISYS FUND SERV
3435 STELZER RD
COLUMBUS OH 43219-6004

NVIT	32,511,211.034	9.95%
INVESTOR DESTINATIONS MODERATE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

INVESTOR DESTINATIONS AGGRESSIVE	29,553,168.317	8.79%
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

INVESTOR DESTINATIONS MODERATE	18,818,651.386	17.19%
C/O BISYS FUND SERV
3435 STELZER RD
COLUMBUS OH 43219-6004

NVIT	16,621,026.106	20.86%
INVESTOR DESTINATIONS AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

Nationwide Bond Index Fund Class A

NATIONWIDE INVESTMENT SERVICES CORP.	4,787,037.978	68.55%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

NATIONWIDE INVESTMENT SERVICES CORP.	1,169,544.508	16.75%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

MERRILL LYNCH, PIERCE, FENNER & SMITH	511,217.972	7.32%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Bond Index Fund Class B

VALERIE FOLLETT	7,656.124	30.04%
IRA
122 INDIAN TRAIL S
WAKEFIELD RI 02879

PERSHING LLC	6,702.005	26.30%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

MERRILL LYNCH, PIERCE, FENNER & SMITH	2,120.887	8.32%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

DAVID R BUNNELL	1,299.207	5.10%
ROLLOVER IRA
5 WETOMACHICK AVE
WESTERLY RI 02891

SUELLEN S OLSON	1,293.132	5.07%
ROTH IRA
PO BOX 527
ALBANY IL 61230

Nationwide Investor Destinations Conservative Fund Class A

MERRILL LYNCH, PIERCE, FENNER & SMITH	322,656.403	30.40%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

PERSHING LLC	291,046.635	27.43%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

GPC SECURITIES, INC.	91,409.913	8.61%
1201 PEACHTREE STREET
22ND FLOOR
ATLANTA GA 30361

NATIONAL FINANCIAL SERVICES LLC	64,222.640	6.05%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

Nationwide Investor Destinations Conservative Fund Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	164,116.584	43.64%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

PERSHING LLC	85,981.770	22.86%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

LPL FINANCIAL CORPORATION	21,182.421	5.63%
1066 EAST MONTAGUE AVE
NORTH CHARLESTON SC 29405

Nationwide Investor Destinations Conservative Fund Service
Class

NATIONWIDE INVESTMENT SERVICES CORP.	12,535,274.333	71.16%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA

COLUMBUS OH 43215

NATIONWIDE INVESTMENT SERVICES CORP.	4,829,748.214	27.42%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Investor Destinations Moderately Conservative Fund
Service Class

NATIONWIDE INVESTMENT SERVICES CORP.	17,473,255.763	66.27%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

NATIONWIDE INVESTMENT SERVICES CORP.	8,560,940.570	32.47%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Bond Index Fund Institutional Class

INVESTOR DESTINATIONS MODERATE	32,737,473.414	39.28%
C/O BISYS FUND SERV
3435 STELZER RD
COLUMBUS OH 43219-6004

INVESTOR DESTINATIONS MODERATELY	23,838,967.756	28.61%
AGGRESSIVE
C/O BISYS FUND SERV
3435 STELZER RD
COLUMBUS OH 43219-6004

INVESTOR DESTINATIONS MODERATELY	12,620,118.226	15.14%
CONSERVATIVE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219-6004

INVESTOR DESTINATIONS CONSERVATIVE	8,604,943.858	10.33%
C/O BISYS FUND SERV
3435 STELZER RD
COLUMBUS OH 43219

INVESTOR DESTINATIONS AGGRESSIVE	5,123,654.677	6.15%
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

Nationwide Mid Cap Market Index Fund Class A

NATIONWIDE INVESTMENT SERVICES CORP.	8,615,335.000	65.43%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

NATIONWIDE INVESTMENT SERVICES CORP.	3,864,871.632	29.35%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Mid Cap Market Index Fund Class B

NATIONAL FINANCIAL SERVICES LLC	14,045.542	22.49%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

LPL FINANCIAL SERVICES LLC	9,020.904	14.44%
1066 EAST MONTAGUE AVE
NORTH CHARLESTON SC 29405

MERRILL LYNCH, PIERCE, FENNER & SMITH	7,091.344	11.35%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640

4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

A. G. EDWARDS & SONS, INC.	4,922.009	7.88%
A DIVISION OF WACHOVIA SECURITIES, LLC
ONE NORTH JEFFERSON AVE.
ST LOUIS MO 63103

FIRST CLEARING, LLC	4,831.796	7.74%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

Nationwide Mid Cap Market Index Fund Institutional Class

INVESTOR DESTINATIONS MODERATELY AGGRESSIVE	17,276,773.197	40.53%
C/O BISYS FUND SERV
3435 STELZER RD
COLUMBUS OH 43219

INVESTOR DESTINATIONS AGGRESSIVE	10,989,280.041	25.78%
C/O BISYS FUND SERV
3435 STELZER RD
COLUMBUS OH 43219-6004

INVESTOR DESTINATIONS MODERATE	9,402,050.914	22.06%
C/O BISYS FUND SERV
3435 STELZER RD
COLUMBUS OH 43219-6004

INVESTOR DESTINATIONS MODERATELY CONSERVATIVE	2,615,557.702	6.14%
C/O BISYS FUND SERVE
3435 STELZER RD
COLUMBUS OH 43219-6004

Nationwide S&P 500 Index Fund Class A

RELIANCE TRUST COMPANY	2,658,552.473	37.42%
OSSEO AREA SCHOOLS 403B
C/O FASCORP
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE CO 80111

RELIANCE TRUST COMPANY CUSTODIAN	1,336,123.936	18.81%
AVANADE INC. TNCIPP SUPPLEMENTAL
EXECUTIVE RETIREMENT AND SAVINGS PLAN
PO BOX 48529
ATLANTA GA 30362

MERRILL LYNCH, PIERCE, FENNER & SMITH	883,213.084	12.43%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

GPC SECURITIES, INC.	425,150.846	5.98%
1201 PEACHTREE STREET 22ND FLOOR
ATLANTA GA 30361

MG TRUST COMPANY CUST FBO	392,715.324	5.53%
DALY SIRIANNI CPA 401K PLAN
700 17TH STREET
SUITE 300
DENVER CO 80202

Nationwide S&P 500 Index Fund Class B

PERSHING LLC	599,471.600	62.85%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

MERRILL LYNCH, PIERCE, FENNER & SMITH	75,104.703	7.87%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640

4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide S&P 500 Index Fund Institutional Class

INVESTOR DESTINATIONS MODERATELY AGGRESSIVE	49,707,090.182	37.88%
C/O BISYS FUND SERV
3435 STELZER RD
COLUMBUS OH 43219-6004

INVESTOR DESTINATIONS AGGRESSIVE	35,745,735.778	27.24%
C/O BISYS FUND SERV
3435 STELZER RD
COLUMBUS OH 43219-6004

INVESTOR DESTINATIONS MODERATE	34,404,404.681	26.22%
C/O BISYS FUND SERV
3435 STELZER RD
COLUMBUS OH 43219-6004

Nationwide Emerging Markets Fund Class A

NATIONWIDE INVESTMENT SERVICES CORP.	822,520.196	22.23%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

NATIONWIDE INVESTMENT SERVICES CORP.	723,030.584	19.54%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

MERRILL LYNCH, PIERCE, FENNER & SMITH	537,130.014	14.52%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

PERSHING LLC	242,147.182	6.54%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

CHARLES SCHWAB & CO., INC.	190,301.721	5.14%
101 MONTGOMERY STREET
MS:SF101MONT-22-241
SAN FRANCISCO CA 94104

Nationwide Emerging Markets Fund Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	115,221.636	50.21%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

PERSHING LLC	18,753.384	8.17%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

FIRST CLEARING, LLC	13,438.951	5.86%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

Nationwide Emerging Markets Fund Institutional Service Class

NATIONWIDE MUTUAL INSURANCE COMPANY	111,615.749	77.97%
ATTN KEVIN KING
1 NATIONWIDE PLZ 1-33-13
COLUMBUS OH 43215-2220

SEI PRIVATE TRUST CO	30,162.005	21.07%
ID 701

ONE FREEDOM VALLEY DRIVE
OAKS PA 19456

Nationwide Worldwide Leaders Fund Class A

CHARLES SCHWAB & CO., INC.	916,275.629	22.57%
101 MONTGOMERY STREET
MS:SF101MONT-22-241
SAN FRANCISCO CA 94104

MERRILL LYNCH, PIERCE, FENNER & SMITH	391,982.568	9.65%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

NATIONAL FINANCIAL SERVICES LLC	342,122.661	8.43%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

PRUDENTIAL INVESTMENT MANAGEMENT SRVCS	256,926.203	6.33%
3 GATEWAY CENTER
14TH FLOOR
NEWARK NJ 07102

Nationwide Worldwide Leaders Fund Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	69,517.824	46.45%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

A.G. EDWARDS & SONS, INC.	15,516.253	10.37%
A DIVISION OF WACHOVIA SECURITIES, LLC
ONE NORTH JEFFERSON AVE.
ST. LOUIS MO 63103

PERSHING LLC	14,260.481	9.53%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

Nationwide Worldwide Leaders Fund Institutional Service Class

NWD INVESTMENTS	1,734.980	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide International Growth Fund Class A

MERRILL LYNCH, PIERCE, FENNER & SMITH	3,163,309.611	23.39%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

PERSHING LLC	1,601,086.246	11.84%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

NATIONWIDE INVESTMENT SERVICES CORP.	1,412,316.777	10.44%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

CHARLES SCHWAB & CO., INC.	1,267,086.967	9.37%
101 MONTGOMERY STREET
MS:SF101MONT-22-241
SAN FRANCISCO CA 94104

NATIONAL FINANCIAL SERVICES LLC	1,154,011.102	8.53%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

LPL FINANCIAL CORPORATION	1,055,624.656	7.81%
1066 EAST MONTAGUE AVE
NORTH CHARLESTON SC 29405

Nationwide International Growth Fund Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	308,554.034	47.30%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

FIRST CLEARING, LLC	107,127.754	16.42%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

PERSHING LLC	60,234.675	9.23%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

CHARLES SCHWAB & CO., INC.	38,306.401	5.87%
101 MONTGOMERY STREET
MS:SF101MONT-22-241
SAN FRANCISCO CA 94104

Nationwide International Growth Fund Institutional Service
Class

NATIONWIDE MUTUAL INSURANCE COMPANY	361,738.754	74.55%
ATTN KEVIN KING
1 NATIONWIDE PLZ 1-33-13
COLUMBUS OH 43215-2220

NATIONAL FINANCIAL SERVICES LLC	111,422.160	22.96%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

Nationwide Health Sciences Fund Class A

NATIONWIDE INVESTMENT SERVICES CORP.	281,693.870	36.24%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

NATIONWIDE INVESTMENT SERVICES CORP.	266,959.572	34.35%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

LPL FINANCIAL CORPORATION	50,430.751	6.49%
1066 EAST MONTAGUE AVE
NORTH CHARLESTON SC 29405

MERRILL LYNCH, PIERCE, FENNER & SMITH	43,641.273	5.62%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Health Sciences Fund Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	8,825.840	23.17%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

NATIONAL FINANCIAL SERVICES LLC	8,031.570	21.08%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

PERSHING LLC	5,150.999	13.52%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

RAYMOND JAMES & ASSOCIATES, INC.	1,915.918	5.03%
880 CARILLON PARKWAY
ST PETERSBURG FL 33716

Nationwide Health Sciences Fund Institutional Service Class

NATIONWIDE MUTUAL INSURANCE COMPANY	108,288.424	98.50%
ATTN KEVIN KING
1 NATIONWIDE PLZ 1-33-13
COLUMBUS OH 43215-2220

Nationwide Technology and Communications Fund Class A

NATIONWIDE INVESTMENT SERVICES CORP.	220,714.823	26.68%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

NATIONWIDE MUTUAL INSURANCE COMPANY	110,186.613	13.32%
ATTN KEVIN KING
1 NATIONWIDE PLZ 1-33-13
COLUMBUS OH 43215-2220

NATIONWIDE INVESTMENT SERVICES CORP.	101,683.041	12.29%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

MERRILL LYNCH, PIERCE, FENNER & SMITH	43,540.962	5.26%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Technology and Communications Fund Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	96,365.041	57.14%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

RONALD H COYNE	10,458.853	6.20%
IRA
PO BOX 603
TRAPPE MD 21673-0603

Nationwide Technology and Communications Fund Institutional
Service Class

NWD INVESTMENTS	318.066	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide U.S. Growth Leaders Fund Class A

MERRILL LYNCH, PIERCE, FENNER & SMITH	2,285,532.705	28.89%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

FIDELITY INVESTMENTS INSTITUTIONAL OPS	1,027,443.671	12.99%
CO FIIOC AS AGENT FOR ELIASSEN GROUP INC
401K PLAN-28701
100 MAGELLAN WAY KWIC
COVINGTON KY 41015

LPL FINANCIAL CORPORATION	924,845.268	11.69%
1066 EAST MONTAGUE AVE
NORTH CHARLESTON SC 29405

NATIONWIDE INVESTMENT SERVICES CORP.	877,648.749	11.09%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

NATIONWIDE INVESTMENT SERVICES CORP.	804,166.454	10.17%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

CHARLES SCHWAB & CO, INC.	420,149.512	5.31%
101 MONTGOMERY STREET
MS:FS101MONT-22-241
SAN FRANCISCO CA 94104

Nationwide U.S. Growth Leaders Fund Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	323,605.259	52.82%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

E*TRADE CLEARING LLC	57,470.387	9.38%
135 E. 57TH STREET
NEW YORK NY 10022

PERSHING LLC	45,679.390	7.46%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

NATIONAL FINANCIAL SERVICES LLC	37,640.295	6.14%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

LPL FINANCIAL CORPORATION	34,817.093	5.68%
1066 EAST MONTAGUE AVE
NORTH CHARLESTON SC 29405

Nationwide U.S. Growth Leaders Fund Institutional Service
Class

NATIONWIDE MUTUAL INSURANCE COMPANY	47,824.525	100.00%
ATTN KEVIN KING
1 NATIONWIDE PLZ 1-33-13
COLUMBUS OH 43215-2220

NorthPointe Small Cap Value Fund Institutional Class

HUDSON-WEBBER FOUNDATION	496,879.372	18.14%
ATTN LESLIE MALCOLMSON
333 W FORT ST STE1310
DETROIT MI 48226

CAPINCO	470,056.825	17.16%
PO BOX 1787
C/O US BANK
MILWAUKEE WI 53201

GARRETT EVANGELICAL THEOLOGICAL SEMINARY	398,927.720	14.56%
2121 SHERIDAN RD
EVANSTON IL 60201

US BANK	322,081.823	11.76%
PO BOX 1787
FBO RT BOB EVANS FARMS NQ TRUST
MILWAUKEE WI 53201

STRAFE & CO	292,982.958	10.70%
PARK TUDOR TR
PO BOX 160
WESTERVILLE OH 43086

NATIONAL CITY BANK TTEE FOR THE CITY OF	232,192.608	8.48%
LINCOLN PARK POLICMEN’S & FIREMEN’S
RETIREMENT SYSTEM
PO BOX 94984
ATTN TRUST MUTUAL FDS
CLEVELAND OH 44101

SHELDON & CO	185,680.126	6.78%
C/O NATIONAL CITY
PO BOX 94984
4100 W 150TH ST
ATTN TRUST MUTUAL FUNDS
CLEVELAND OH 44101-4984

E*TRADE CLEARING LLC	179,423.108	6.55%
135 E. 57TH STREET
NEW YORK NY 10022

Nationwide Micro Cap Equity Fund Class A

MERRILL LYNCH, PIERCE, FENNER & SMITH	713,193.603	47.64%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

A.G. EDWARDS & SONS, INC.	79,282.594	5.30%
A DIVISION OF WACHOVIA SECURITIES, LLC
ONE NORTH JEFFERSON AVE
ST. LOUIS MO 63103

Nationwide Micro Cap Equity Fund Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	141,835.198	50.67%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

FIRST CLEARING, LLC	28,737.634	10.27%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

PERSHING LLC	24,972.222	8.92%
ONE PERSHING PLAZA
PRODUCT SUPPORT 14TH FLOOR
JERSEY CITY NJ 07399

LPL FINANCIAL CORPORATION	15,280.550	5.46%
1066 EAST MONTAGUE AVE
NORTH CHARLESTON SC 29405

Nationwide Micro Cap Equity Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	626,388.142	60.31%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

A.G. EDWARDS & SONS, INC.	106,679.417	10.27%
A DIVISION OF WACHOVIA SECURITIES, LLC
ONE NORTH JEFFERSON AVE

ST. LOUIS MO 63103

FIRST CLEARING, LLC	87,857.244	8.46%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

Nationwide Micro Cap Equity Fund Institutional Service Class

HERSHEY TRUST COMPANY	17,420.968	78.73%
100 MANSION RD EAST
HERSHEY PA 17033-0445

MITRA CO FBO 98	4,612.206	20.84%
C O M I TRUST CO NA
11270 W PARK PLACE S400
MILWAUKEE WI 53224

Nationwide Micro Cap Equity Fund Institutional Class

NATIONWIDE AM SPECIALTY	742,583.459	67.40%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

ICMA-RC SERVICES LLC	313,678.518	28.47%
777 NORTH CAPITOL STREET NE
WASHINGTON DC 20002

Nationwide Natural Resources Fund Institutional Service Class

NATIONAL FINANCIAL SERVICES LLC	62,125.572	82.04%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

WELLS FARGO INVESTMENTS, LLC	5,959.851	7.87%
625 MARQUETTE AVENUE SOUTH
12TH FLOOR
MINNEAPOLIS MN 55402

CHARLES SCHWAB & CO., INC.	4,070.145	5.37%
101 MONTGOMERY STREET
MS:SF101MONT-22-241
SAN FRANCISCO CA 94104

Nationwide China Opportunities Fund Institutional Service
Class

NATIONAL FINANCIAL SERVICES LLC	568,111.435	98.57%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

Nationwide Optimal Allocations Fund: Moderate Institutional
Service Class

NWD INVESTMENTS	124.178	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Optimal Allocations Fund: Moderate Growth
Institutional Service Class

NWD INVESTMENTS	127.848	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Optimal Allocations Fund: Growth Institutional
Service Class

NWD INVESTMENTS	130.303	100.00%

SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Optimal Allocations Fund: Specialty Institutional
Service Class

NWD INVESTMENTS	126.392	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

NorthPointe Small Cap Growth Fund Institutional Service Class

NWD INVESTMENTS	129.391	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Small Cap Leaders Fund Institutional Service Class

NATIONAL FINANCIAL SERVICES LLC	19,930.979	94.66%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

Nationwide Investor Destinations Aggressive Fund Class R

NATIONWIDE INVESTMENT SERVICES CORP.	3,246,916.174	85.33%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

MERRILL LYNCH, PIERCE, FENNER & SMITH	493,398.742	12.97%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide U.S. Growth Leaders Long-Short Fund Class R

NWD INVESTMENTS	113.748	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Investor Destinations Moderately Aggressive Fund
Class R

NATIONWIDE INVESTMENT SERVICES CORP.	6,533,407.492	91.79%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

MERRILL LYNCH, PIERCE, FENNER & SMITH	564,486.991	7.93%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Investor Destinations Moderate Fund Class R

NATIONWIDE INVESTMENT SERVICES CORP.	5,381,921.149	84.50%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

MERRILL LYNCH, PIERCE, FENNER & SMITH	969,289.923	15.22%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST

3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Investor Destinations Moderately Conservative Fund
Class R

NATIONWIDE INVESTMENT SERVICES CORP.	2,149,021.048	93.26%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

MERRILL LYNCH, PIERCE, FENNER & SMITH	150,744.010	6.54%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Enhanced Income Fund Class R

NWD INVESTMENTS	121.931	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Mid Cap Growth Leaders Fund Class R

NWD INVESTMENTS	87.184	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Small Cap Index Fund Class R

NWD INVESTMENTS	83.371	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Growth Fund Class R

NWD INVESTMENTS	174.220	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Value Opportunities Fund Class R

NWD INVESTMENTS	124.321	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide International Index Fund Class R

NWD INVESTMENTS	96.199	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Government Bond Fund Class R

MG TRUST COMPANY CUST FBO	520.935	73.27%
DALY SIRIANNI CPA 401K PLAN
700 17TH STREET
SUITE 300
DENVER CO 80202

NWD INVESTMENTS	111.200	15.64%
SEED ACCOUNT

ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

MERRILL LYNCH, PIERCE, FENNER & SMITH	78.882	11.09%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Investor Destinations Conservative Fund Class R

NATIONWIDE INVESTMENT SERVICES CORP.	990,766.874	89.20%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

MERRILL LYNCH, PIERCE, FENNER & SMITH	113,243.179	10.20%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Fund Class R

NWD INVESTMENTS	91.044	70.31%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

MERRILL LYNCH, PIERCE, FENNER & SMITH	29.342	22.66%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

AST CAPITAL TRUST CO OF DE TTEE FBO	9.101	7.03%
VICTORINOX SWISS ARMY INC DCP
PO BOX 52129
PHOENIX AZ 85072

Nationwide Bond Fund Class R

MG TRUST COMPANY CUST FBO	263.819	68.30%
DALY SIRIANNI CPA 401K PLAN
700 17TH STREET
SUITE 300
DENVER CO 80202

NWD INVESTMENTS	122.457	31.70%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Mid Cap Market Index Fund Class R

NWD INVESTMENTS	69.627	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide S&P 500 Index Fund Class R

MG TRUST COMPANY CUST FBO	18,272.831	99.54%
DALY SIRIANNI CPA 401K PLAN
700 17TH STREET
SUITE 300
DENVER CO 80202

Nationwide Emerging Markets Fund Class R

MERRILL LYNCH, PIERCE, FENNER & SMITH	86,843.188	87.33%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

MG TRUST COMPANY CUST FBO	11,946.662	12.01%
DALY SIRIANNI CPA 401K PLAN
700 17TH STREET
SUITE 300
DENVER CO 80202

Nationwide Global Financial Services Fund Class R

MERRILL LYNCH, PIERCE, FENNER & SMITH	3,755.920	84.81%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

MG TRUST COMPANY CUST FBO	239.055	5.40%
DALY SIRIANNI CPA 401K PLAN
700 17TH STREET
SUITE 300
DENVER CO 80202

FIRST CLEARING, LLC	230.764	5.21%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

Nationwide Worldwide Leaders Fund Class R

MERRILL LYNCH, PIERCE, FENNER & SMITH	81,762.611	95.39%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Global Utilities Fund Class R

MERRILL LYNCH, PIERCE, FENNER & SMITH	26,299.732	99.34%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide International Growth Fund Class R

MERRILL LYNCH, PIERCE, FENNER & SMITH	44,690.987	73.87%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

MG TRUST COMPANY CUST FBO	13,787.951	22.79%
DALY SIRIANNI CPA 401K PLAN
700 17TH STREET
SUITE 300
DENVER CO 80202

Nationwide Leaders Fund Class R

MERRILL LYNCH, PIERCE, FENNER & SMITH	4,520.288	97.11%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Health Sciences Fund Class R

MERRILL LYNCH, PIERCE, FENNER & SMITH	2,161.244	94.73%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR

JACKSONVILLE FL 32246

NATIONWIDE MUTUAL INSURANCE COMPANY	120.245	5.27%
ATTN KEVIN KING
1 NATIONWIDE PLZ 1-33-13
COLUMBUS OH 43215-2220

Nationwide Technology and Communications Fund Class R

NATIONWIDE MUTUAL INSURANCE COMPANY	355.806	100.00%
ATTN KEVIN KING
1 NATIONWIDE PLZ 1-33-13
COLUMBUS OH 43215-2220

Nationwide U.S. Growth Leaders Fund Class R

MERRILL LYNCH, PIERCE, FENNER & SMITH	163,827.600	99.90%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Short Duration Bond Fund Class A

PERSHING LLC	31,146.406	52.50%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

RONALD C ROBICHAUD	12,818.240	21.61%
ROLLOVER IRA
6 BALDWIN ST
FRANKLIN NH 03235

DONALD F URBAS	3,444.882	5.81%
MARGARET J URBAS
JTWROS
8337 TIMBERLANE
PAINESVILLE OH 44077-9173

Nationwide Large Cap Value Fund Class R

COUNSEL TRUST DBA MID ATLANTIC	11,357.900	85.58%
TRUST COMPANY FBO
FTJFC
1251 WATERFRONT PLACE SUITE 525
PITTSBURGH PA 15222-4236

MG TRUST COMPANY CUST FBO	1,770.874	13.34%
DALY SIRIANNI CPA 401K PLAN
700 17TH STREET
SUITE 300
DENVER CO 80202

Nationwide Small Cap Fund Class R

MERRILL LYNCH, PIERCE, FENNER & SMITH	513,017.277	93.70%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Micro Cap Equity Fund Class R

NATIONWIDE INVESTMENT SERVICES CORP.	108.634	100.00%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Optimal Allocations Fund: Defensive Class R

NWD INVESTMENTS	104.426	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000

CONSHOHOCKEN PA 19428-2436

Nationwide Mid Cap Growth Fund Class R

NWD INVESTMENTS	102.118	55.67%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

MERRILL LYNCH, PIERCE, FENNER & SMITH	81.301	44.33%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Natural Resources Fund Class R

MERRILL LYNCH, PIERCE, FENNER & SMITH	188,975.231	98.58%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Technology and Communications Fund Institutional
Class

NATIONWIDE AM SPECIALTY	2,957,988.151	78.66%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

NATIONWIDE AM MODERATE GROWTH	386,675.569	10.28%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

NATIONWIDE AM MODERATE	202,228.247	5.38%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

NATIONWIDE AM GROWTH	191,866.712	5.10%
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 43219-6004

Nationwide China Opportunities Fund Class R

PENSON FINANCIAL SERVICES, INC.	4,667.875	39.21%
1700 PACIFIC AVENUE - SUITE 1400
DALLAS TX 75201

MERRILL LYNCH, PIERCE, FENNER & SMITH	3,893.651	32.71%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

FIRST CLEARING, LLC	1,500.791	12.61%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

UNION BANK TR	1,304.222	10.96%
MARK S RANSOM
PO BOX 85484
ATTN MUTUAL FUNDS DEPARTMENT
SAN DIEGO CA 92186-5484

Nationwide Optimal Allocations Fund: Moderate Class R

MERRILL LYNCH, PIERCE, FENNER & SMITH	11,690.433	98.96%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Optimal Allocations Fund: Moderate Growth Class
R

NWD INVESTMENTS	126.102	99.96%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Optimal Allocations Fund: Growth Class R

MERRILL LYNCH, PIERCE, FENNER & SMITH	20,599.320	99.37%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Optimal Allocations Fund: Specialty Class R

MERRILL LYNCH, PIERCE, FENNER & SMITH	44,086.490	99.72%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

NorthPointe Small Cap Growth Fund Class R

WACHOVIA BANK N.A.	430,827.674	99.97%
1525 WEST W.T. HARRIS BLVD
CMG-NC 1151
CHARLOTTE NC 28262-1151

Nationwide Small Cap Leaders Fund Class R

MERRILL LYNCH, PIERCE, FENNER & SMITH	65,394.002	98.37%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Government Bond Fund Class C

SOUTHWEST SECURITIES, INC.	226,842.250	47.52%
1201 ELM ST
SUITE 3500
DALLAS TX 75209

MERRILL LYNCH, PIERCE, FENNER & SMITH	139,485.643	29.22%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

B TERRY AND KATHLEEN SKINNER	39,825.280	8.34%
B TERRY SKINNER CRT
DTD 02/14/92
160 MAIN ST
C/O ALLIANCE BANK CUST
ONEIDA NY 13421-1675

Nationwide Bond Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	166,697.941	75.72%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Tax-Free Income Fund Class C

MERRILL LYNCH, PIERCE, FENNER & SMITH	130,681.454	81.07%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

FIRST CLEARING, LLC	18,923.950	11.74%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

Nationwide Money Market Fund Service Class

NATIONWIDE INVESTMENT SERVICES CORP.	8,472,485.840	86.77%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

MG TRUST COMPANY CUST FBO	1,195,276.435	12.24%
DALY SIRIANNI CPA 401K PLAN
700 17TH STREET
SUITE 300
DENVER CO 80202

Nationwide Government Bond Fund Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	38,393.085	65.62%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

JOSEPH W PUTNAK	5,566.093	9.51%
617 INDIANA ST
MONONGAHELA PA 15063-2028

Nationwide Bond Fund Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	19,230.576	43.76%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

NATIONAL FINANCIAL SERVICES LLC	5,010.245	11.40%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

KEVIN FINK	3,975.638	9.05%
IRA
965 LOCH LOMOND RD
PHILIPSBURG PA 16866

RAYMOND C BALDWIN	2,609.603	5.94%
TOD
105 MALLARDS COVE
VASS NC 28394

Nationwide Tax-Free Income Fund Class B

DOUGLAS J LLEWELLYN	24,480.085	36.84%
TOD
43 PUTTING GREEN LN
PENFIELD NY 14526-2548

LEOLA KISTLER	9,425.182	14.18%
TOD
1040 WOODSIDE DR
FINDLAY OH 45840

MERRILL LYNCH, PIERCE, FENNER & SMITH	8,831.848	13.29%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640

4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

JUDITH A KOVACS	5,362.772	8.07%
TOD
115 FELDSPAR DR
SYRACUSE NY 13219

JOSEPH H BLASS	4,306.988	6.48%
315 S HICKORY ST APT #209
MOUNT CARMEL PA 17851

Nationwide Optimal Allocations Fund: Defensive Institutional
Service Class

NWD INVESTMENTS	104.742	100.00%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

Nationwide Enhanced Income Fund Class A

MERRILL LYNCH, PIERCE, FENNER & SMITH	72,391.795	44.99%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

NATIONWIDE INVESTMENT SERVICES CORP.	46,396.581	28.83%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

LPL FINANCIAL CORPORATION	12,007.099	7.46%
1066 EAST MONTAGUE AVE
NORTH CHARLESTON SC 29405

ELEANOR G O'NEIL	9,900.100	6.15%
CHARLES J O'NEIL
JTWROS
3 VALLEY VIEW DR
EAST GRANBY CT 06026-9585

Nationwide Enhanced Income Fund Institutional Service Class

MORLEY CAPITAL MANAGEMENT	1,370.483	92.82%
1200 RIVER RD STE 1000
ATTN DANIEL BRZEZINSKI
CONSHOHOCKEN PA 19428-2442

RAYMOND JAMES FINANCIAL SERVICES, INC.	105.995	7.18%
200 EAST RANDOLPH STREET
5TH FLOOR
CHICAGO IL 60601

Nationwide Enhanced Income Fund Institutional Class

INVESTOR DESTINATIONS MODERATE	7,770,724.523	48.30%
C/O BISYS FUND SERV
3435 STELZER RD
COLUMBUS OH 43219-6004

INVESTOR DESTINATIONS MODERATELY	3,760,459.534	23.38%
CONSERVATIVE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219-6004

INVESTOR DESTINATIONS CONSERVATIVE	3,186,653.963	19.81%
C/O BISYS FUND SERV
3435 STELZER RD
COLUMBUS OH 43219

INVESTOR DESTINATIONS MODERATELY	1,367,930.786	8.50%
AGGRESSIVE
C/O BISYS FUND SERV
3435 STELZER RD
COLUMBUS OH 43219-6004

Nationwide S&P 500 Index Local Fund Shares

NWD INVESTMENTS	11,785.223	94.08%
SEED ACCOUNT
ATTN DANIEL BRZEZINSKI
1200 RIVER RD SUITE 1000
CONSHOHOCKEN PA 19428-2436

STERNE, AGEE & LEACH, INC.	657.944	5.25%
813 SHADES CREEK PARKWAY
SUITE 100B
BIRMINGHAM AL 35209

Nationwide Mid Cap Growth Leaders Fund Class A

NATIONWIDE INVESTMENT SERVICES CORP.	69,263.014	15.38%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

LPL FINANCIAL CORPORATION	40,266.571	8.94%
1066 EAST MONTAGUE AVE
NORTH CHARLESTON SC 29405

NATIONWIDE INVESTMENT SERVICES CORP.	28,019.658	6.22%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Growth Fund Class A

MERRILL LYNCH, PIERCE, FENNER & SMITH	354,058.055	16.84%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

NATIONWIDE INVESTMENT SERVICES CORP.	319,934.587	15.22%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

NATIONWIDE INVESTMENT SERVICES CORP.	212,453.452	10.11%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Value Opportunities Fund Class A

PERSHING LLC	190,197.341	21.26%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

NATIONWIDE INVESTMENT SERVICES CORP.	189,298.120	21.16%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

NATIONWIDE INVESTMENT SERVICES CORP.	85,403.523	9.55%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Value Opportunities Fund Class B

PERSHING LLC	25,983.505	15.31%
ONE PERSHING PLAZA

PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

FIRST CLEARING, LLC	15,511.165	6.78%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

Nationwide Government Bond Fund Class A

NATIONWIDE INVESTMENT SERVICES CORP.	2,886,461.409	81.34%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Government Bond Fund Class X

BETTY A CONNER	24,777.044	18.24%
6945 BLACK WALNUT ST
ROANOKE VA 24019

Nationwide Money Market Fund Prime Shares B

RBC DAIN RAUSCHER	313,099.460	10.86%
111 S TEJON STREET SUITE 200
COLORADO SPRINGS CO 80903

RBC DAIN RAUSCHER	247,844.080	8.60%
111 S TEJON STREET SUITE 200
COLORADO SPRINGS CO 80903

Nationwide Growth Fund Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	33,392.911	7.04%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Fund Class A

NATIONWIDE INVESTMENT SERVICES CORP.	1,882,046.425	28.75%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

NATIONAL FINANCIAL SERVICES LLC	777,178.614	11.87%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

Nationwide Bond Fund Class A

NATIONWIDE INVESTMENT SERVICES CORP.	624,768.169	45.34%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

NATIONWIDE INVESTMENT SERVICES CORP.	225,177.458	16.34%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

MERRILL LYNCH, PIERCE, FENNER & SMITH	113,997.025	8.27%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

Nationwide Bond Fund Class X

BEATRICE BERGER	24,212.674	17.09%
F B DARRYL
AND WALTER BERGER
U/D/T DTD 8-1-91
670 APPLE ST
RED HILL PA 18076-1355

ROBERT R WARR	11,614.507	8.20%
RUTH G WARR
JTWROS
2228 HUNTINGTON RD
AUGUSTA GA 30904

Nationwide Tax-Free Income Fund Class A

PERSHING LLC	129,125.120	13.37%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

Nationwide Tax-Free Income Fund Class X

GARY R PLOSKINA	46,675.525	21.73%
TOD
10840 HUNTERS WOODS LN
IRWIN PA 15642-1939

CYNTHIA A MOYER	17,351.898	8.08%
DEBORAH L COHEN
JTWROS
1341 FOXWOOD DR
MONROEVILLE PA 15146

AMELIA H CORNS	15,797.197	7.35%
SHIRLEY A MOONIS
JTWROS
BOX 192
SLICKVILLE PA 15684

BETTY A CONNER	13,747.364	6.40%
6945 BLACK WALNUT ST
ROANOKE VA 24019

Nationwide Short Duration Bond Fund Service Class

NATIONWIDE INVESTMENT SERVICES CORP.	4,353,753.457	74.44%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

COUNSEL TRUST DBA MID ATLANTIC	400,810.739	6.85%
TRUST COMPANY FBO
FTJFC
1251 WATERFRONT PLACE SUITE 525
PITTSBURGH PA 15222-4236

Nationwide Short Duration Bond Fund Institutional Class

NATIONAL FINANCIAL SERVICES LLC	48,323.375	63.09%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

TD AMERITRADE CLEARING, INC.	19,676.360	25.69%
1005 NORTH AMERITRADE PLACE
BELLEVUE NE 68005

RELIANCE TRUST COMPANY CUSTODIAN	8,342.102	10.89%
AVANADE INC. TNCIPP SUPPLEMENTAL
EXECUTIVE RETIREMENT AND SAVINGS PLAN
PO BOX 48529
ATLANTA GA 30362

Nationwide Short Duration Bond Fund IRA Class

NATIONAL FINANCIAL SERVICES LLC	217,715.890	16.09%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

CHARLES SCHWAB & CO., INC.	198,943.534	14.70%

101 MONTGOMERY STREET
MS:SF101MONT-22-241
SAN FRANCISCO CA 94104

PERSHING LLC	157,881.018	11.67%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY, NJ 07399

FIRST CLEARING, LLC	115,926.732	8.57%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

LPL FINANCIAL CORPORATION	110,629.311	8.17%
1066 EAST MOTAGUE AVE
NORTH CHARLESTON SC 29405

Nationwide Large Cap Value Fund Class A

NATIONWIDE INVESTMENT SERVICES CORP.	903,278.167	46.08%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

MERRILL LYNCH, PIERCE, FENNER & SMITH	276,002.640	14.08%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

PERSHING LLC	236,172.954	12.05%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

NATIONWIDE INVESTMENT SERVICES CORP.	217,984.896	11.12%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide Large Cap Value Fund Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	31,766.677	26.98%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

PERSHING LLC	6,130.681	5.21%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

Nationwide Small Cap Fund Class A

PRUDENTIAL INVESTMENT MANAGEMENT SRVCS	9,272,723.839	27.01%
3 GATEWAY CENTER
14TH FLOOR
NEWARK NJ 07102

MERRILL LYNCH, PIERCE, FENNER & SMITH	8,999,191.223	26.21%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

CHARLES SCHWAB & CO., INC.	3,297,172.065	9.60%
101 MONTGOMERY STREET
MS:SF101MONT-22-241
SAN FRANCISCO CA 94104

MORGAN KEEGAN & COMPANY, INC.	1,755,428.622	5.11%
MORGAN KEEGAN TOWER 18TH FLOOR
50 FRONT STREET

MEMPHIS TN 38103

Nationwide Small Cap Fund Class B

MERRILL LYNCH, PIERCE, FENNER & SMITH	210,688.115	19.25%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

FIRST CLEARING, LLC	186,870.815	17.08%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

NATIONAL FINANCIAL SERVICES LLC	167,129.832	15.27%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

PERSHING LLC	136,291.756	12.46%
ONE PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY, NJ 07399

Nationwide Small Cap Fund Institutional Service Class

MERRILL LYNCH, PIERCE, FENNER & SMITH	899,025.790	56.03%
OMNIBUS ACCOUNTS FOR NON OMNIBUS USE 640
4800 DEER LAKE DRIVE EAST
3RD FLOOR
JACKSONVILLE FL 32246

NATIONAL FINANCIAL SERVICES LLC	401,499.210	25.02%
200 LIBERTY STREET
ONE WORLD FINANCIAL CENTER 5TH FLR
NEW YORK NY 10281-1003

SEI PRIVATE TRUST CO	121,655.315	7.58%
ID 701
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456

CHARLES SCHWAB & CO., INC.	87,642.063	5.46%
101 MONTGOMERY STREET
MS:FS101MONT-22-241
SAN FRANCISCO CA 94104

Nationwide S&P 500 Index Fund Service Class

NATIONWIDE INVESTMENT SERVICES CORP.	33,686,591.341	69.26%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

NATIONWIDE INVESTMENT SERVICES CORP.	14,945,238.797	30.73%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

Nationwide S&P 500 Index Fund Institutional Service Class

NATIONWIDE INVESTMENT SERVICES CORP.	7,342,990.374	98.18%
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

     To the extent Nationwide Life Insurance Company and its affiliates directly or indirectly owned, controlled and held power to vote 25% or more of the outstanding shares of the Funds listed above, it is deemed to have “control” over matters which are subject a vote of the Fund’s shares.

     Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215 is wholly-owned by Nationwide Financial Services, Inc. (NFS). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise, which includes Nationwide Funds Group and NWD Investment Group. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders. For funds that have not yet commenced operations as of the date of this SAI, it is expected that upon commencement of the public offering, Nationwide Funds Group or one of its affiliates will own all or substantially all of the new fund’s shares, but that shortly thereafter, such ownership will decrease as sales are made to the public.

FINANCIAL STATEMENTS

     The Report of Independent Registered Public Accounting Firm and Financial Statements for the Trust for the fiscal year ended October 31, 2007 in the Trust’s Annual Report are incorporated herein by reference. Copies of the Trust’s Annual Reports and Semi-Annual Reports are available without charge upon request by writing the Trust or by calling toll free 800-848-0920

APPENDIX A

DEBT RATINGS

STANDARD & POOR’S DEBT RATINGS

A Standard & Poor’s corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1.	Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.	Nature of and provisions of the obligation.

3.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting.

INVESTMENT GRADE

AAA -	Debt rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA -	Debt rated ‘AA’ has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A -

Debt rated ‘A’ has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB-

Debt rated ‘BBB’ is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB -	Debt rated ‘BB’ is less vulnerable to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B -

Debt rated ‘B’ has a greater vulnerability to default than obligations rated BB but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC -

Debt rated ‘CCC’ is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC	- Debt rated ‘CC’ typically is currently highly vulnerable to nonpayment.

C	- Debt rated ‘C’ signifies that a bankruptcy petition has been filed, but debt service payments are continued.

D -	Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grade period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
.

MOODY’S LONG-TERM DEBT RATINGS

Aaa -	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A -	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -	Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B -	Bonds which are rated B generally lack characteristics of the desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -	Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STATE AND MUNICIPAL NOTES

Excerpts from Moody’s Investors Service, Inc., description of state and municipal note ratings:

MIG-1- Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

MIG-2- Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

MIG-3- Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade. Market access for refinancing, in particular, is likely to be less well established.

FITCH, INC. BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA	Bonds considered investment grade and representing the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA	Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A	Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may,

nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB	Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB	Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B	Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC and C

Bonds are considered a high default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ rating signal imminent default.

DDD, DD and D

Bonds are in default. Such bonds are not meeting current obligations and are extremely speculative. ‘DDD’ designates the highest potential for recovery of amounts outstanding on any securities involved and ‘D’ represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR’S COMMERCIAL PAPER RATINGS

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.

C	This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D	Debt rated ‘D’ is in payment default. the ‘D’ rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grade period.

STANDARD & POOR’S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

The following criteria will be used in making the assessment:

1.	Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

2.	Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

Note rating symbols and definitions are as follows:

SP-1	Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

MOODY’S SHORT-TERM RATINGS

Moody’s short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.

MOODY’S NOTE RATINGS

MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

FITCH’S SHORT-TERM RATINGS

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

F-1+	Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1	Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2	Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

APPENDIX B – PROXY VOTING GUIDELINES SUMMARIES

NATIONWIDE FUND ADVISORS

SUMMARY OF
PROXY VOTING GUIDELINES

GENERAL

     The Board of Trustees of Nationwide Mutual Funds and Nationwide Variable Insurance Trust (the “Funds”) has approved the continued delegation of the authority to vote proxies relating to the securities held in the portfolios of the Funds to each Fund’s investment adviser or sub-adviser, as the case may be, after the Board reviewed and considered the proxy voting policies and procedures used by each of the investment advisers and sub-advisers of the Funds, some of which advisers and sub-advisers use an independent service provider, as described below.

     Nationwide Fund Advisors (“NFA” or the “Adviser”), is an investment adviser that is registered with the U.S. Securities and Exchange Commission (the “SEC”) pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”). NFA currently provides investment advisory services to registered investment companies (hereinafter referred to collectively as “Clients”).

     Voting proxies that are received in connection with underlying portfolio securities held by Clients is an important element of the portfolio management services that NFA performs for Clients. NFA’s goal in performing this service is to make proxy voting decisions: (i) to vote or not to vote proxies in a manner that serves the best economic interests of Clients; and (ii) that avoid the influence of conflicts of interest. To implement this goal, NFA has adopted proxy voting guidelines (the “Proxy Voting Guidelines”) to assist it in making proxy voting decisions and in developing procedures for effecting those decisions. The Proxy Voting Guidelines are designed to ensure that where NFA has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.

     The Proxy Voting Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.

     The proxy voting records of the Funds are available to shareholders on the Trust’s website, www.nationwidefunds.com, and the SEC’s website.

HOW PROXIES ARE VOTED

     NFA has delegated to Institutional Shareholder Services (“ISS”), an independent service provider, the administration of proxy voting for Client portfolio securities directly managed by NFA. ISS, a Delaware corporation, provides proxy-voting services to many asset managers on a global basis. A committee of NFA personnel has reviewed, and will continue to review annually, the relationship with ISS and the quality and effectiveness of the various services provided by ISS.

     Specifically, ISS assists NFA in the proxy voting and corporate governance oversight process by developing and updating the “ISS Proxy Voting Guidelines,” which are incorporated into the Proxy Voting Guidelines, and by providing research and analysis, recommendations regarding votes, operational implementation, and recordkeeping and reporting services. NFA’s decision to retain ISS is based principally on the view that the services that ISS provides, subject to oversight by NFA, generally will result in proxy voting decisions which serve the best economic interests of Clients. NFA has reviewed, analyzed, and determined that the ISS Proxy Voting Guidelines are consistent with the views of NFA on the various types of proxy proposals. When the ISS Proxy Voting Guidelines do not cover a specific proxy issue and ISS does not provide a recommendation: (i) ISS will notify NFA; and (ii) NFA will use its best judgment in voting proxies on behalf of the Clients. A summary of the ISS Proxy Voting Guidelines is set forth below.

CONFLICTS OF INTEREST

     NFA does not engage in investment banking, administration or management of corporate retirement plans, or any other activity that is likely to create a potential conflict of interest. In addition, because Client proxies are voted by ISS pursuant to the pre-determined ISS Proxy Voting Guidelines, NFA generally does not make an actual determination of how to vote a particular proxy, and, therefore, proxies voted on behalf of Clients do not reflect any conflict of interest. Nevertheless, the Proxy Voting Guidelines address the possibility of such a conflict of interest arising.

     The Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest between the interests of a Client and those of NFA (or between a Client and those of any of NFA’s affiliates, including Nationwide Fund Distributors LLC and Nationwide), then the proxy should be voted strictly in conformity with the recommendation of ISS. To monitor compliance with this policy, any proposed or actual deviation from a recommendation of ISS must be reported to the chief counsel for NFA. The chief counsel for NFA then will provide guidance concerning the proposed deviation and whether a deviation presents any potential conflict of interest. If NFA then casts a proxy vote that deviates from an ISS recommendation, the affected Client (or other appropriate Client authority) will be given a report of this deviation.

CIRCUMSTANCES UNDER WHICH PROXIES WILL NOT BE VOTED

     NFA, through ISS, shall attempt to process every vote for all domestic and foreign proxies that they receive; however, there may be cases in which NFA will not process a proxy because it is impractical or too expensive to do so. For example, NFA will not process a proxy in connection with a foreign security if the cost of voting a foreign proxy outweighs the benefit of voting the foreign proxy, when NFA has not been given enough time to process the vote, or when a sell order for the foreign security is outstanding and proxy voting would impede the sale of the foreign security. Also, NFA generally will not seek to recall the securities on loan for the purpose of voting the securities.

DELEGATION OF PROXY VOTING TO SUB-ADVISERS TO FUNDS

     For any Fund, or portion of a Fund that is directly managed by a sub-adviser, the Trustees of the Fund and NFA have delegated proxy voting authority to that sub-adviser. Each sub-adviser has provided its proxy voting policies to the Board of Trustees of the Fund and NFA for their respective review and these proxy voting policies are described below. Each sub-adviser is required (1) to represent quarterly to NFA that all proxies of the Fund(s) advised by the sub-adviser were voted in accordance with the sub-adviser’s proxy voting policies as provided to NFA and (2) to confirm that there have been no material changes to the sub-adviser’s proxy voting policies.

2008 ISS PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of the proxy voting policy guidelines for 2008.

1. Auditors

Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:

  Tenure of the audit firm
  Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price
  Length of the rotation period advocated in the proposal
  Significant audit-related issues
  Number of audit committee meetings held each year
  Number of financial experts serving on the committee

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Generally, vote CASE-BY-CASE. But WITHHOLD votes from:

  Insiders and affiliated outsiders on boards that are not at least majority independent
  Directors who sit on more than six boards, or on more than two public boards in addition to their own if they are CEOs of public companies
  Directors who adopt a poison pill without shareholder approval since the company’s last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption
  Directors who serve on the compensation committee when there is a negative correlation between chief executive pay and company performance (fiscal year end basis)
  Directors who have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)

Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless there are compelling reasons to recommend against the proposal such as the company has a strong countervailing governance structure, including a lead director, public disclosure of comparison of duties of lead director and chairman; public disclosure of explanation why company chooses not to give the position of chairman to the independent lead director and instead combine the chairman and CEO positions, two-thirds independent board, all independent key committees, and established governance guidelines. Additionally, the company should not have underperformed its peers nor have any problematic governance issue

Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the ISS definition of independence.

Open Access (shareholder resolution)

Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent’s rationale.

3. Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote FOR proposals to restore or permit cumulative voting unless the company meets specific criteria.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.

Vote FOR management proposals to adopt confidential voting.

4. Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), background to the proxy contest, stock ownership positions, likelihood that the proposed goals and objectives can be achieved and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5. Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification or redeem it unless the company has a shareholder approved poison pill in place or the company has adopted a policy concerning the adoption of a pill in the future. Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

6. Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the valuation, market reaction, conflicts of interest, governance, strategic rationale, and the negotiations and process.

7. Reincorporation Proposals

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefit, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. Capital Structure

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

  It is intended for financing purposes with minimal or no dilution to current shareholders;
  It is not designed to preserve the voting power of an insider or significant shareholder.

9. Executive and Director Compensation

ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.

Vote AGAINST a plan if the cost in unreasonable (exceeds the allowable cap).

Vote FOR a plan if the cost is reasonable (below the cap) unless any of the following conditions apply:

  The plan expressly permits repricing of underwater options without shareholder approval; or
  There is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on; or
  The company’s most recent three-year burn rate is excessive and is an outlier within its peer group.
  The plan is a vehicle for poor pay practices.

A company that has triggered the burn rate policy may avoid an AGAINST vote recommendation, if it commits to meet the industry average burn rate plus one standard deviation over the next three years. The above general voting guidelines for pay for performance may change if the compensation committee members can demonstrate improved performance. To demonstrate improved performance, committee members should review all components of a CEO’s compensation and prepare a tally sheet with dollar amounts under various payout scenarios. The committee should also have the sole authority to hire and fire outside compensation consultants.

Director Compensation

Before recommending a vote FOR a director equity plan, ISS will review the company’s proxy statement for the following qualitative features:

  Stock ownership guidelines (a minimum of three times the annual cash retainer)
  Vesting schedule or mandatory holding/deferral period (minimum vesting of three years for stock options or restricted stock)
  Balanced mix between cash and equity
  Non-employee directors should not receive retirement benefits/perquisites
  Detailed disclosure of cash and equity compensation for each director

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

  Historic trading patterns
  Rationale for the repricing
  Value-for-value exchange
  Option vesting
  Term of the option
  Exercise price
  Participation
  Treatment of surrendered options

Qualified Employee Stock Purchase Plans

Vote on qualified employee stock purchase plans on a CASE-BY-CASE basis. Vote FOR qualified employee stock purchase plans where all of the following apply:

  Purchase price is at least 85 percent of fair market value
  Offering period is 27 months or less, and
  Potential voting power dilution (VPD) is 10 percent or less.

Vote AGAINST qualified employee stock purchase plans where any of the opposite conditions occur.

Nonqualified Employee Stock Purchase Plans

Vote on nonqualified employee stock purchase plans on a CASE-BY-CASE basis. Vote FOR nonqualified plans with all the following features:

  Broad-based participation
  Limits on employee contribution (a fixed dollar amount or a percentage of base salary)
  Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value
  No discount on the stock price on the date of purchase since there is a company matching contribution

Vote AGAINST nonqualified employee stock purchase plans if they do not meet the above criteria.

Shareholder Proposals on Compensation

Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:

  Advocate the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless the proposal is overly restrictive or the company already substantially uses such awards.
  Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).

10. Social and Environmental Issues

These issues cover a wide range of topics, including animal rights, consumer issues, climate change and environment, general corporate issues, international issues, labor issues, human rights, diversity, and sustainability.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Vote:

  FOR proposals for the company to amend its Equal Employment Opportunity (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.
  AGAINST resolutions asking that restaurants and food retail companies adopt voluntary labeling of genetically engineered (GE) ingredients or asking them to label until a phase out of such GE ingredients has been completed.
  CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, with consideration of the risks associated with certain international markets, the utility of such a report to shareholders, and the existence of a publicly available code of corporate conduct that applies to international operations.

ABERDEEN ASSET MANAGEMENT INC.
PROXY VOTING POLICIES AND PROCEDURES

HOW PROXIES ARE VOTED

Aberdeen has delegated to Institutional Shareholder Services ("ISS"), an independent service provider, the administration of proxy voting for Fund portfolio securities directly managed by Aberdeen. ISS, a Delaware corporation, provides proxy-voting services to many asset managers on a global basis. A committee of Aberdeen personnel has reviewed, and will continue to review annually, the relationship with ISS and the quality and effectiveness of the various services provided by ISS.

Specifically, ISS assists Aberdeen in the proxy voting and corporate governance oversight process by developing and updating the "ISS Proxy Voting Guidelines," which are incorporated into the Proxy Voting Guidelines, and by providing research and analysis, recommendations regarding votes, operational implementation, and recordkeeping and reporting services. Aberdeen's decision to retain ISS is based principally on the view that the services that ISS provides, subject to oversight by Aberdeen, generally will result in proxy voting decisions which serve the best economic interests of Clients. Aberdeen has reviewed, analyzed, and determined that the ISS Proxy Voting Guidelines are consistent with the views of Aberdeen on the various types of proxy proposals.

When the ISS Proxy Voting Guidelines do not cover a specific proxy issue and ISS does not provide a recommendation: (i) ISS will notify Aberdeen; and (ii) Aberdeen will use its best judgment in voting proxies on behalf of the Clients.

A summary of the ISS Proxy Voting Guidelines is set forth below.

CONFLICTS OF INTEREST

Aberdeen does not engage in investment banking, administration or management of corporate retirement plans, or any other activity that is likely to create a potential conflict of interest. In addition, because Fund proxies are voted by ISS pursuant to the pre-determined ISS Proxy Voting Guidelines, Aberdeen generally does not make an actual determination of how to vote a particular proxy, and, therefore, proxies voted on behalf of the Fund do not reflect any conflict of interest. Nevertheless, the Proxy Voting Guidelines address the possibility of such a conflict of interest arising.

The Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest between the interests of a Fund and those of Aberdeen (or between a Fund and those of any of Aberdeen's affiliates), then the proxy should be voted strictly in conformity with the recommendation of ISS. To monitor compliance with this policy, any proposed or actual deviation from a recommendation of ISS must be reported to the chief counsel for Aberdeen. The chief counsel for Aberdeen then will provide guidance concerning the proposed deviation and whether a deviation presents any potential conflict of interest. If Aberdeen then casts a proxy vote that deviates from an ISS recommendation, the affected Fund (or other appropriate Fund authority) will be given a report of this deviation.

CIRCUMSTANCES UNDER WHICH PROXIES WILL NOT BE VOTED

Aberdeen, through ISS, shall attempt to process every vote for all domestic and foreign proxies that they receive; however, there may be cases in which Aberdeen will not process a proxy because it is impractical or too expensive to do so. For example, Aberdeen will not process a proxy in connection with a foreign security if the cost of voting a foreign proxy outweighs the benefit of voting the foreign proxy, when Aberdeen has not been given enough time to process the vote, or when a sell order for the foreign security is outstanding and proxy voting would impede the sale of the foreign security. Also, Aberdeen generally will not seek to recall the securities on loan for the purpose of voting the securities unless Aberdeen determines that the issue presented for a vote warrants recalling the security.

DELEGATION OF PROXY VOTING TO SUB-ADVISERS TO FUNDS

For any Fund, or portion of a Fund that is directly managed by a sub-adviser, the Trustees of the Fund and Aberdeen have delegated proxy voting authority to that sub-adviser. Each sub-adviser has provided its proxy voting policies to the Board of Trustees of the Fund and Aberdeen for their respective review and these proxy voting policies are described below. Each sub-adviser is required (1) to represent quarterly to Aberdeen that all proxies of the Fund(s) advised by the sub-adviser were voted in accordance with the sub-adviser's proxy voting policies as provided to Aberdeen and (2) to confirm that there have been no material changes to the sub-adviser's proxy voting policies.

2007 ISS Proxy Voting Guidelines Summary

The following is a concise summary of the ISS proxy voting policy guidelines for 2007.

1. Auditors

Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:

  Tenure of the audit firm
  Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price
  Length of the rotation period advocated in the proposal
  Significant audit-related issues
  Number of audit committee meetings held each year
  Number of financial experts serving on the committee

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Generally, vote CASE-BY-CASE. But WITHHOLD votes from:

  Insiders and affiliated outsiders on boards that are not at least majority independent
  Directors who sit on more than six boards, or on more than two public boards in addition to their own if they are CEOs of public companies
  Directors who adopt a poison pill without shareholder approval since the company’s last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption
  Directors who serve on the compensation committee when there is a negative correlation between chief executive pay and company performance (fiscal year end basis)
  Directors who have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)

Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines. Additionally, the company should not have underperformed its peers.

Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the ISS definition of independence.

Open Access (shareholder resolution)

Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent’s rationale.

3. Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.

4. Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5. Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

6. Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. Reincorporation Proposals

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. Capital Structure

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

  It is intended for financing purposes with minimal or no dilution to current shareholders
  It is not designed to preserve the voting power of an insider or significant shareholder

9. Executive and Director Compensation

ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.

Vote AGAINST a plan if the cost exceeds the allowable cap.

Vote FOR a plan if the cost is reasonable (below the cap) unless any of the following conditions apply:

  The plan expressly permits repricing of underwater options without shareholder approval; or
  There is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on; or
  The company’s most recent three-year burn rate is excessive and is an outlier within its peer group.

A company that has triggered the burn rate policy may avoid an AGAINST vote recommendation, if it commits to meet the industry average burn rate over the next three years. The above general voting guidelines for pay for performance may change if the compensation committee members can demonstrate improved performance in an additional public filing such as a DEFA 14A or 8K. To demonstrate improved performance, committee members should review all components of a CEO’s compensation and prepare a tally sheet with dollar amounts under various payout scenarios. The committee should also have the sole authority to hire and fire outside compensation consultants.

Director Compensation

Before recommending a vote FOR a director equity plan, ISS will review the company’s proxy statement for the following qualitative features:

  Stock ownership guidelines (a minimum of three times the annual cash retainer)
  Vesting schedule or mandatory holding/deferral period (minimum vesting of three years for stock options or restricted stock)
  Balanced mix between cash and equity
  Non-employee directors should not receive retirement benefits/perquisites
  Detailed disclosure of cash and equity compensation for each director

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

  Historic trading patterns

  Rationale for the repricing
  Value-for-value exchange
  Option vesting
  Term of the option
  Exercise price
  Participation
  Treatment of surrendered options

Qualified Employee Stock Purchase Plans

Vote on qualified employee stock purchase plans on a CASE-BY-CASE basis. Vote FOR qualified employee stock purchase plans where all of the following apply:

  Purchase price is at least 85 percent of fair market value,
  Offering period is 27 months or less, and
  Potential voting power dilution (VPD) is 10 percent or less.

Vote AGAINST qualified employee stock purchase plans where any of the opposite conditions occur.

Nonqualified Employee Stock Purchase Plans

Vote on nonqualified employee stock purchase plans on a CASE-BY-CASE basis. Vote FOR nonqualified plans with all the following features:

  Broad-based participation
  Limits on employee contribution (a fixed dollar amount or a percentage of base salary)
  Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value
  No discount on the stock price on the date of purchase since there is a company matching contribution

Vote AGAINST nonqualified employee stock purchase plans if they do not meet the above criteria.

Shareholder Proposals on Compensation

Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:

  Advocate the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless the proposal is overly restrictive or the company already substantially uses such awards.
  Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).

10. Social and Environmental Issues

These issues cover a wide range of topics, including animal rights, consumer issues, climate change and environment, general corporate issues, international issues, labor issues, human rights, diversity, and sustainability.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Vote:

  FOR proposals for the company to amend its Equal Employment Opportunity (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.
  AGAINST resolutions asking that restaurants and food retail companies adopt voluntary labeling of genetically engineered (GE) ingredients or asking them to label until a phase out of such GE ingredients has been completed.

  CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, with consideration of the risks associated with certain international markets, the utility of such a report to shareholders, and the existence of a publicly available code of corporate conduct that applies to international operations.

BLACKROCK ADVISORS, INC.

PROXY VOTING POLICIES AND PROCEDURES

     BlackRock Advisors, Inc. (“BAI”) BAI’s Proxy Voting Policy reflects its duty as a fiduciary under the Advisers Act to vote proxies in the best interests of its clients. BlackRock has adopted its own proxy voting policies (the “Proxy Voting Policy”) to be used in voting the Fund’s proxies, which are summarized below.

     BAI recognized that implicit in the initial decision to retain or invest in the security of a corporation is acceptance of its existing corporate ownership structure, its management and its operations. Accordingly, proxy proposals that would change the existing status of a corporation are supported only when BAI concludes that the proposed changes are likely to benefit the corporation and its shareholders. Notwithstanding this favorable predisposition, BAI assesses management on an ongoing basis both in terms of its business capability and its dedication to shareholders to seek to ensure that BAI’s continued confidence remains warranted. If BAI determines that management is acting on its own behalf instead of for the well being of the corporation, it will vote to support the shareholder, unless BAI determines other mitigating circumstances are present.

     BAI’s proxy voting policy and its attendant recommendations attempt to generalize a complex subject. Specific fact situations, including different voting practices in jurisdiction outside the Unites Sates, might warrant departure from these guidelines. In proxies of non-U.S. companies, a number of logistical problems may arise that may have a detrimental effect on BAI’s ability to vote such proxies in the best interest of the Funds. Accordingly, BAI may determine not to vote proxies if it believes that the restrictions or other detriments associated with such vote outweigh the benefits that will be derived by voting on the company’s proposal.

     Additionally, situations may arise that involve an actual or perceived conflict of interest. For example, BAI may manage assets of a pension plan of a company whose management is soliciting proxies, or a BAI director may have a close relative who serves as a director of an executive of a company that is soliciting proxies. BAI’s policy in all cases is to vote proxies based on its client’s best interests.

     BAI has engaged Institutional Shareholder Services (“ISS”) to assist in the voting of proxies. ISS analyses all proxy solicitations BAI receives for its clients and votes or advises BAI how, based on BAIs guidelines, the relevant votes should be cast.

Below is a summary of some of the procedures described in the Proxy Voting Policy.

     Routine Matters. BAI will generally support routine proxy proposals, amendments, or resolutions if they do not measurably change the structure, management control, or operation of the issuer and they are consistent with industry standards as well as the corporate laws of the state of incorporation of the issuer.

     Special Issues. BAI will generally vote against social issue proposals, which are generally proposed by shareholder who believe that the corporation’s internally adopted policies are ill-advised or misguided.

     Financial /Corporate Issuers. BAI will generally vote in favor of management proposals that seek to change a corporation’s legal, business or financial structure provided the position of current shareholders is preserved or enhanced.

     Shareholder Rights. Proposals in this category are made regularly by both management and shareholders. They can be generalized as involving issues that transfer or realign board or shareholder voting power. BAI will generally oppose any proposal aimed solely at thwarting potential takeover offers by requiring, for example, super-majority approval. At the same time it believes stability and continuity promote profitability. Individual proposals may have to be carefully assessed in the context of these particular circumstances.

GARTMORE GLOBAL PARTNERS

The corporate governance policy of Gartmore Global Partners (GGP) is intended to give our clients a voice in the companies in which they invest. That voice is being heard when GGP casts its clients’ votes at company meetings. This document only summarizes GGP’s position and for a fuller understanding reference must be made to GGP’s full corporate governance statement.

Corporate Governance

Corporate Governance establishes the appropriate corporate structure for wealth creation in the interests of shareholders. Policy needs to be applied flexibly, pragmatically and appropriately to the circumstances of the company. We take into account the corporate cultures of different countries but aim to apply the same principles.

Gartmore’s Position

Voting rights are part of the value of an investment and to be used constructively in our clients’ best interest. We aim to vote at General Meetings of companies in which we invest but recognize the practical difficulties which may prevent this in some markets. We support good practice in business and endorse the OECD Principles of Corporate Governance as part of the development of codes of best practice for individual markets.

Voting Guidelines

  Shareholder rights – should be protected. Shareholders should be able to participate in general meetings in proportion to their ownership of the company.
  Capital issue and repurchase should be on equal terms to all holders.
  Decisions on take-over bids are based on the long-term interests of our clients. Anti-takeover devices should not be used to shield management from accountability.
  Board Structure – there should be sufficient independent non-executives to balance executive management.
  Chairman and Chief Executive – these significantly different roles should be separated to prevent undue concentration of power within the company.
  Board Committees - strong audit and remuneration committees composed principally of independent non- executive directors should be used to resolve conflicts of interest between executives and the company.
  Service contracts – should not be of excessive length or used to shield executives who do not perform.
  Re-election – all directors should be required to stand for re-election at regular intervals, at least every 3 years.
  Incentive schemes – share based remuneration schemes should be subject to shareholder approval. We favor schemes which include challenging performance criteria.

Gartmore’s Procedures

We have a specialist corporate governance function which is responsible for developing and executing policy on behalf of our clients. It is headed by a senior executive with long experience in investment. The fund manager or research analyst with responsibility for our investment in a company reviews resolutions, casts a critical eye over governance, identifies and is actively involved in formulating our response to controversial issues. Where required GGP will take necessary steps to retain proxy voting records for the period of time as specified by regulations.

Conflicts of Interest

GGP recognizes that circumstances can occur where it faces an actual or perceived material conflict of interest in effecting the policy of voting proxies. Some of these potential conflicts of interest include, but are not limited to:

  where GGP (or an affiliate) manages assets, administers employee benefit plans, or provides other financial services or products to companies whose management is soliciting proxies and failure to vote proxies in favor of the management of such a company may harm our (or an affiliate’s) relationship with the company where GGP (or an affiliate) may have a business relationship, not with the company, but with a proponent of a proxy proposal and where GGP (or an affiliate) may manage assets for the proponent where GGP (or an affiliate) or any members of its staff may have personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships, or where GGP (or an affiliate) or any member of its staff may have a personal interest in the outcome of a particular matter before shareholders. Where such conflicts arise, arrangements will be made to ensure that decisions are taken in the long-term interests of clients as a whole. These arrangements may include:

o	referring decisions to a senior manager unconnected with the day to day management of the fund concerned

o	using the advice of an outside body

o	approaching clients directly.

In order to avoid even the appearance of impropriety, in the event that GGP (or an affiliate) manages assets for a company, its pension plan, or related entity, GGP will not take into consideration this relationship and will vote proxies in that company solely in the best interest of all of our clients.

MORLEY CAPITAL MANAGEMENT, INC.
(“Morley”)

SUMMARY OF
PROXY VOTING GUIDELINES

PROXY VOTING POLICY AND PROCEDURES
Introduction

Morley is an investment adviser that is registered with the U.S. Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Morley provides investment advisory services to various types of clients which may include registered and unregistered investment companies, collective trusts, institutional separate accounts, wrap accounts, insurance general accounts, charitable endowments, Taft-Hartley Act plans, ERISA plans, state-sponsored funds, managed separate accounts and individuals.

These guidelines describe how Morley discharges its fiduciary duty on behalf of its clients to vote proxies that are received in connection with underlying portfolio securities held by its clients. Due to the nature of Morley’s advisory services and the securities that it purchases on behalf of its clients, proxies are very infrequent. However, this Policy address several contingencies for proxy voting even though they will rarely, if ever, occur. Morley understands that it has a duty to vote proxies as set forth in relevant advisory agreements and contracts. Further, Morley understands its responsibility to process proxies and to maintain all required records regarding proxy voting.

It is Morley’s Policy is to vote proxies solely in a manner that best serves the economic interests of its clients.

How Proxies are Voted

Morley shall administer all proxies. Proxies are received by Morley at its offices located at 1300 SW Fifth Ave Suite 3300, Portland OR 97201. Upon receipt, the Morley Chief Investment Officer shall review the proxy and cast the vote in a timely manner that best serves the economic interests of its clients. Morley shall attempt to process every vote for all domestic and foreign proxies that Morley receives.

There may be situations, however, where Morley cannot process a proxy in connection with a foreign security. For example, Morley will not process a foreign proxy if (1) the cost of voting the foreign proxy outweighs the benefit of voting the foreign proxy; (2) when Morley has not been given enough time to process the vote; and (3) when a sell order for a foreign security is outstanding and, in the particular foreign country, proxy voting would impede the sale of the foreign security.

In the event that a proxy vote presents a conflict of interest or the appearance of such conflict for Morley, the matter shall be referred to the Morley Chief Compliance Officer (“CCO“). The Morley CCO shall consult with the Principal Global Investors (“PGI”) Chief Compliance Officer and the PGI Chief Operating Officer who shall collectively make a determination on the conflict of interest and document their collective decision regarding how to vote the specific issue in the best economic interest of its client(s) in order to ensure that an independent decision is made in that circumstance.

Recordkeeping

Morley shall maintain, at a minimum, the following records: (1) the Morley Proxy Voting Policy and Procedures; (2) proxy statements received regarding underlying portfolio securities held by clients; (3) records of votes cast on behalf of clients; (4) Client written requests for information on how Morley voted proxies for said client; (5) any response to clients regarding their request for information as to how Morley voted proxies for the Client; (6) any documents prepared by Morley that were material to making a decision as to how to vote proxies or that memorialized the basis for the voting decision.

The records and other items shall be maintained for at least 5 years with the first two years in an easily accessible place, except electronic filings that are available on the SEC’s EDGAR system.

Reporting

Morley shall provide periodic reports in accordance with regulatory requirements and shall provide clients with reports as requested or agreed upon.

NATIONWIDE ASSET MANAGEMENT, LLC

PROXY VOTING GUIDELINES SUMMARY

Nationwide Asset Management, LLC (“NWAM”) authority to vote client proxies is established by Registrant’s investment advisory agreements or comparable documents.

Generally, NWAM does not provide advice on securities that issue proxies and therefore does not exercise voting authority with respect to client accounts or the securities held within those accounts.

From time to time NWAM may be in a position to vote client proxies. In these instances, NWAM intends to vote proxies in accord with the best economic interests of its clients. NWAM endeavors to resolve any conflicts of interest exclusively in the best economic interests of clients. In order to avoid conflicts of interest, NWAM or an affiliate has contracted with Institutional Shareholder Services (“ISS”), an independent third party service provider. NWAM will vote clients’ proxies according to ISS’s proxy voting recommendations.

On an annual basis, NWAM will review information obtained from ISS to ascertain whether ISS (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make such recommendations in an impartial manner and in the best economic interest of its clients.

NWAM’s Investment Committee votes proxies when ISS has recused itself from a vote recommendation or if senior officers or a member of the Committee believes it necessary in the best economic interests of clients to vote differently. Upon request, Registrant provides clients with a copy of its proxy voting procedures and information on how the client’s proxies were voted.

NORTHPOINTE CAPITAL LLC
SUMMARY OF
PROXY VOTING GUIDELINES

GENERAL

     NorthPointe Capital LLC (“NorthPointe”) is an investment adviser that is registered with the U.S. Securities and Exchange Commission (the “SEC”) pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”). NorthPointe currently provides investment advisory services to various types of clients, including registered and unregistered investment companies, collective trusts, institutional separate accounts, insurance general accounts, charitable endowments, Taft-Hartley Act plans, ERISA plans, state-sponsored funds, managed separate accounts, and individuals (hereinafter referred to collectively as the “Clients”).

     Voting proxies that are received in connection with underlying portfolio securities held by Clients is an important element of the portfolio management services that NorthPointe performs for Clients. NorthPointe’s goal in performing this service is to make proxy voting decisions: (i) to vote or not to vote proxies in a manner that serves the best economic interests of Clients; and (ii) that avoid the influence of conflicts of interest. To implement this goal, NorthPointe has adopted proxy voting guidelines (the “Proxy Voting Guidelines”) to assist it in making proxy voting decisions and in developing procedures for effecting those decisions. The Proxy Voting Guidelines are designed to ensure that where NorthPointe has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.

     The Proxy Voting Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.

HOW PROXIES ARE VOTED

     NorthPointe has delegated to Institutional Shareholder Services (“ISS”), an indirect subsidiary of RiskMetrics Group, and an independent service provider, the administration of proxy voting for Client portfolio securities directly managed by NorthPointe. ISS, a Delaware corporation, provides proxy-voting services to many asset managers on a global basis.

     Specifically, ISS assists NorthPointe in the proxy voting and corporate governance oversight process by developing and updating the “RiskMetrics Group and ISS Proxy Voting Guidelines,” which are incorporated into NorthPointe’s Proxy Voting Guidelines, and by providing research and analysis, recommendations regarding votes, operational implementation, and recordkeeping and reporting services. NorthPointe’s decision to retain ISS is based principally on the view that the services that ISS provides, subject to oversight by NorthPointe, generally will result in proxy voting decisions which serve the best economic interests of Clients. NorthPointe has reviewed, analyzed, and determined that the RiskMetrics Group and ISS Proxy Voting Guidelines are consistent with the views of NorthPointe on the various types of proxy proposals. When the RiskMetrics Group and ISS Proxy Voting Guidelines do not cover a specific proxy issue and ISS does not provide a recommendation: (i) ISS will notify NorthPointe; and (ii) NorthPointe will use its best judgment in voting proxies on behalf of the Clients. A summary of the RiskMetrics Group and ISS Proxy Voting Guidelines is set forth below.

CONFLICTS OF INTEREST

     NorthPointe does not engage in investment banking, administration or management of corporate retirement plans, or any other activity that is likely to create a potential conflict of interest. In addition, because Client proxies are voted by ISS pursuant to the pre-determined RiskMetrics Group and ISS Proxy Voting Guidelines, NorthPointe generally does not make an actual determination of how to vote a particular proxy, and, therefore, proxies voted on behalf of Clients do not reflect any conflict of interest. Nevertheless, the Proxy Voting Guidelines address the possibility of such a conflict of interest arising.

     The Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest between the interests of a Client and those of NorthPointe, then the proxy should be voted strictly in conformity with the recommendation of ISS. To monitor compliance with this policy, any proposed or actual deviation from a recommendation of ISS must be reported to the chief compliance officer for NorthPointe. The chief compliance officer for NorthPointe then will provide guidance concerning the proposed deviation and whether a deviation presents any potential conflict of interest. If NorthPointe then casts a proxy vote that deviates from an ISS recommendation, the affected Client (or other appropriate Client authority) will be given a report of this deviation.

CIRCUMSTANCES UNDER WHICH PROXIES WILL NOT BE VOTED

     NorthPointe, through ISS, shall attempt to process every vote for all domestic and foreign proxies that it receives; however, there may be cases in which NorthPointe will not process a proxy because it is impractical or too expensive to do so. For example, NorthPointe will not process a proxy in connection with a foreign security if the cost of voting a foreign proxy outweighs the benefit of voting the foreign proxy, when NorthPointe has not been given enough time to process the vote, or when a sell order for the foreign security is outstanding and proxy voting would impede the sale of the foreign security. Also, NorthPointe generally will not seek to recall the securities on loan for the purpose of voting the securities.

2008 RISKMETRICS GROUP and ISS PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of the proxy voting policy guidelines for 2008.

1. Auditors

Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:

  Tenure of the audit firm
  Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price
  Length of the rotation period advocated in the proposal
  Significant audit-related issues
  Number of audit committee meetings held each year
  Number of financial experts serving on the committee

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Generally, vote CASE-BY-CASE. But WITHHOLD votes from:

  Insiders and affiliated outsiders on boards that are not at least majority independent
  Directors who sit on more than six boards, or on more than two public boards in addition to their own if they are CEOs of public companies
  Directors who adopt a poison pill without shareholder approval since the company’s last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption
  Directors who serve on the compensation committee when there is a negative correlation between chief executive pay and company performance (fiscal year end basis)
  Directors who have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)

Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless there are compelling reasons to recommend against the proposal such as the company has a strong countervailing governance structure, including a lead director, public disclosure of comparison of duties of lead director and chairman; public disclosure of explanation why company chooses not to give the position of chairman to the independent lead director and instead combine the chairman and CEO positions, two-thirds independent board, all independent key committees, and established governance guidelines. Additionally, the company should not have underperformed its peers nor have any problematic governance issue

Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the ISS definition of independence.

Open Access (shareholder resolution)

Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent’s rationale.

3. Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote FOR proposals to restore or permit cumulative voting unless the company meets specific criteria.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.

Vote FOR management proposals to adopt confidential voting.

4. Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), background to the proxy contest, stock ownership positions, likelihood that the proposed goals and objectives can be achieved and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5. Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification or redeem it unless the company has a shareholder approved poison pill in place or the company has adopted a policy concerning the adoption of a pill in the future. Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

6. Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the valuation, market reaction, conflicts of interest, governance, strategic rationale, and the negotiations and process.

7. Reincorporation Proposals

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefit, and a comparison of the jurisdictional laws.
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. Capital Structure

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

  It is intended for financing purposes with minimal or no dilution to current shareholders;
  It is not designed to preserve the voting power of an insider or significant shareholder.

9. Executive and Director Compensation

ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.

Vote AGAINST a plan if the cost in unreasonable (exceeds the allowable cap).

Vote FOR a plan if the cost is reasonable (below the cap) unless any of the following conditions apply:

  The plan expressly permits repricing of underwater options without shareholder approval; or
  There is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on; or
  The company’s most recent three-year burn rate is excessive and is an outlier within its peer group.
  The plan is a vehicle for poor pay practices.

A company that has triggered the burn rate policy may avoid an AGAINST vote recommendation, if it commits to the industry average burn rate plus one standard deviation over the next three years. The above general voting guidelines for pay for performance may change if the compensation committee members can demonstrate improved performance. To demonstrate improved performance, committee members should review all components of a CEO’s compensation and prepare a tally sheet with dollar amounts under various payout scenarios. The committee should have the sole authority to hire and fire outside compensation consultants.

Director Compensation

Before recommending a vote FOR a director equity plan, ISS will review the company’s proxy statement for the following qualitative features:

  Stock ownership guidelines (a minimum of three times the annual cash retainer)

  Vesting schedule or mandatory holding/deferral period (minimum vesting of three years for stock options or restricted stock)
  Balanced mix between cash and equity
  Non-employee directors should not receive retirement benefits/perquisites
  Detailed disclosure of cash and equity compensation for each director

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

  Historic trading patterns
  Rationale for the repricing
  Value-for-value exchange
  Option vesting
  Term of the option
  Exercise price
  Participation
  Treatment of surrendered options

Qualified Employee Stock Purchase Plans

Vote on qualified employee stock purchase plans on a CASE-BY-CASE basis. Vote FOR qualified employee stock purchase plans where all of the following apply:

  Purchase price is at least 85 percent of fair market value
  Offering period is 27 months or less, and
  Potential voting power dilution (VPD) is 10 percent or less.

Vote AGAINST qualified employee stock purchase plans where any of the opposite conditions occur.

Nonqualified Employee Stock Purchase Plans

Vote on nonqualified employee stock purchase plans on a CASE-BY-CASE basis. Vote FOR nonqualified plans with all the following features:

  Broad-based participation
  Limits on employee contribution (a fixed dollar amount or a percentage of base salary)
  Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value
  No discount on the stock price on the date of purchase since there is a company matching contribution

Vote AGAINST nonqualified employee stock purchase plans if they do not meet the above criteria.

Shareholder Proposals on Compensation

Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:

  Advocate the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless the proposal is overly restrictive or the company already substantially uses such awards.
  Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).

10. Social and Environmental Issues

These issues cover a wide range of topics, including animal rights, consumer issues, climate change and environment, general corporate issues, international issues, labor issues, human rights, diversity, and sustainability.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Vote:

  FOR proposals for the company to amend its Equal Employment Opportunity (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.
  AGAINST resolutions asking that restaurants and food retail companies adopt voluntary labeling of genetically engineered (GE) ingredients or asking them to label until a phase out of such GE ingredients has been completed.
  CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, with consideration of the risks associated with certain international markets, the utility of such a report to shareholders, and the existence of a publicly available code of corporate conduct that applies to international operations.

SECURITY GLOBAL INVESTORS

Proxy Voting Guidelines and Procedures

The Proxy Voting Policies and Procedures of Security Investors, LLC and Security Global Investors, LLC (“SGI”) are designed to ensure that proxies are voted in the best interests of the applicable client.

SGI has adopted Proxy Voting Guidelines which it uses in voting specific proposals. However, the vote entered on a particular proposal may differ from the Proxy Voting Guidelines if it is determined to be in the best interest of the client. In addition, the manner in which specific proposals are to be voted may differ based on the type of client. The Proxy Voting Guidelines cannot provide an exhaustive list of all the issues that may arise, nor can they anticipate all future situations. The Guidelines cover such agenda items as the election of directors, ratification of auditors, management and director compensation, anti-takeover mechanisms, mergers and corporate restructuring, and social and corporate policy issues.

SGI has delegated to an independent third party (the “Service Provider”), the responsibility to review proxy proposals and to vote proxies in a manner consistent with the Proxy Voting Guidelines. The Service Provider notifies SGI of all proxy proposals that do not fall within the Proxy Voting Guidelines (i.e., proposals which are either not addressed in the Proxy Voting Guidelines or proposals for which SGI has indicated that a decision will be made on a case-by-case basis), and SGI then directs the Service Provider how to vote on that particular proposal.

SGI may occasionally be subject to conflicts of interest in the voting of proxies. Accordingly it has adopted procedures to identify potential conflicts and to ensure that the vote made is in the best interest of the client and is not a result of the conflict.

Pursuant to such procedures, SGI may resolve a conflict in a variety of ways, including the following: voting in accordance with its established voting guidelines; voting in accordance with the recommendation of an independent fiduciary appointed for that purpose; or abstaining.

Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client’s custodian bank. SGI may be unable to vote or may determine not to vote a proxy on behalf of a client. For example, SGI will generally abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to the client.

APPENDIX C – PORTFOLIO MANAGERS

Information as of October 31, 2007

INVESTMENTS IN EACH FUND

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in
Each Fund

Nationwide Fund Advisors
Alpha Benson	Nationwide Tax-Free Income	None
Fund

Thomas R. Hickey, Jr.	Nationwide Investor Destinations	None
Aggressive Fund
	Nationwide Investor Destinations	None
Moderately Aggressive Fund
	Nationwide Investor Destinations	None
Moderate Fund
	Nationwide Investor Destinations	None
Moderately Conservative Fund
	Nationwide Investor Destinations	None
Conservative Fund

Aberdeen Asset Management Inc.
Christopher Baggini	Nationwide Growth Fund	$10,001-$50,000
	Nationwide U.S. Growth Leaders	$100,001-$500,000
Fund
	Nationwide U.S. Growth Leaders	None
Long-Short Fund

Douglas Burtnick	Nationwide Global Financial	$10,001-$50,000
Services Fund
	Nationwide Health Sciences Fund	$10,001-$50,000
Nationwide Growth Fund
	Nationwide U.S. Growth Leaders	$1-$10,000
	Fund	None
Nationwide U.S. Growth Leaders
	Long-Short Fund	$50,001-$100,000

Joseph A. Cerniglia	Nationwide Fund	$10,001-$50,000

Gary D. Haubold	Nationwide Fund	None
	Nationwide Leaders Fund	None
	Nationwide Small Cap Fund	None
	Nationwide Small Cap Leaders	None
Fund

William Gerlach	Nationwide Small Cap Fund	None
	Nationwide Small Cap Leaders	None
Fund
	Nationwide Natural Resources	None
Fund

Jason Kotik	Nationwide Natural Resources	None
Fund

Charles Purcell	Nationwide Small Cap Fund	$50,001-$100,000
	Nationwide Small Cap Leaders	None

Fund

Richard Fonash[1]	Nationwide Optimal Allocations	None
Fund: Defensive
	Nationwide Optimal Allocations	None
Fund: Growth
	Nationwide Optimal Allocations	None
Fund: Moderate
	Nationwide Optimal Allocations	None
Fund: Moderate Growth
	Nationwide Optimal Allocations	None
Fund: Specialty

Shahreza Yusof[1]	Nationwide Optimal Allocations	None
Fund: Defensive
	Nationwide Optimal Allocations	None
Fund: Growth
	Nationwide Optimal Allocations	None
Fund: Moderate
	Nationwide Optimal Allocations	None
Fund: Moderate Growth
	Nationwide Optimal Allocations	None
Fund: Specialty

Stuart Quint	Nationwide Global Financial	None
Services Fund

Robert V. Tango	Nationwide Technology and	None
Communications Fund

BlackRock Investment

Management
Scott Amero	Nationwide Bond Index Fund	None

Debra L. Jelilian	Nationwide International Index	None
Fund
	Nationwide Mid Cap Market	None
Index Fund
	Nationwide S&P 500 Index Fund	None
	Nationwide Small Cap Index	None
Fund

Matthew Marra	Nationwide Bond Index Fund	None

Andrew Phillips	Nationwide Bond Index Fund	None

Jeffrey L. Russo	Nationwide International Index	None
Fund
	Nationwide Mid Cap Market	None
Index Fund
	Nationwide S&P 500 Index Fund	None
	Nationwide Small Cap Index	None
Fund

Gartmore Global Partners
Charlie Awdry	Nationwide China Opportunities	None
Fund

Brian O’ Neill	Nationwide International Growth	None
Fund

Christopher Palmer	Nationwide China Opportunities	None
Fund

Neil Rogan	Nationwide Worldwide Leaders	None
Fund
Ben Walker	Nationwide Global Utilities Fund	None
Nationwide International Growth
	Fund	None

Morley Capital Management,

Inc.
Perpetua M. Phillips	Nationwide Enhanced Income	None
Fund
	Nationwide Short Duration Bond	None
Fund

Shane Johnston	Nationwide Enhanced Income	None
Fund
	Nationwide Short Duration Bond	None
Fund

Nationwide Asset Management,

LLC
Daniel Blevins[2]	Nationwide Money Market Fund	None

Mabel C. Brown[2]	Nationwide Bond Fund	None

Gary S. Davis[2]	Nationwide Bond Fund	$1-$10,000

Gary R. Hunt[2]	Nationwide Government Bond	None
Fund

David A. Magan[3]	Nationwide Government Bond	None
Fund

Srinath Sampath[3]	Nationwide Government Bond	None
Fund

NorthPointe Capital LLC
Peter J. Cahill	Nationwide Large Cap Value	$100,001-$500,000
Fund
	Nationwide Value Opportunities	None
Fund

Mary C. Champagne	NorthPointe Small Cap Value	None
Fund
	Nationwide Large Cap Value	None
Fund
	Nationwide Value Opportunities	None
Fund

Robert D. Glise	Nationwide Mid Cap Growth	$100,001-$500,000
Fund

Karl Knas	Nationwide Small Cap Leaders	None

Fund
	NorthPointe Small Cap Growth	None
Fund

Jeffrey C. Petherick	Nationwide Large Cap Value	None
Fund
	Nationwide Value Opportunities	$50,001-$100,000
Fund
	NorthPoint Small Cap Value Fund	None

Carl Wilk	Nationwide Small Cap Leaders	None
Fund
	Nationwide Micro Cap Equity	$100,001-$500,000
Fund
	NorthPointe Small Cap Growth	None
Fund

Security Global Investors
Joseph C. O’Connor	Nationwide Mid Cap Growth	None
Leaders Fund

[1] Became portfolio manager effective January 15, 2008

2 Prior to January 1, 2008, portfolio managers were dual employees of Nationwide Fund Advisors and Nationwide Asset Management, LLC, an affiliate of Nationwide Fund Advisors.

3 Added as a portfolio manager to the Fund in April 2008. Information is as of March 31, 2008.

DESCRIPTION OF COMPENSATION STRUCTURE

Nationwide Fund Advisors:

NFA uses a compensation structure that is designed to attract and retain high-caliber investment professionals. Portfolio managers are compensated based primarily on the scale and complexity of their portfolio responsibilities. Portfolio manager compensation is reviewed annually and may be modified at any time as appropriate to adjust the factors used to determine bonuses or other compensation components.

Each portfolio manager is paid a base salary that NFA believes is industry competitive in light of the portfolio manager’s experience and responsibility. In addition, each portfolio manager is eligible to receive an annual cash bonus that is derived from both quantitative and non-quantitative factors. Quantitative factors include fund/account performance and the financial performance of NFA or its parent company. For equity funds, pre-tax performance is measured, on a one-year basis, for each of the previous three calendar years, as compared to each such fund’s or account’s stated benchmark index. Pre-tax investment performance of most fixed income portfolio managers is measured against a fund’s stated benchmark over various time periods (e.g., on a one or three year basis, etc.). Additionally, mutual fund performance is measured against industry peer group rankings, which may provide performance rankings for both shorter periods as well as blended rankings for longer term performance. NFA uses this dual approach in order to create incentives for portfolio managers to sustain favorable results from one year to the next, and to reward managers for performance that has improved considerably during the recent period. Also significant in annual compensation determinations are subjective factors as identified by NFA’s Chief Investment Officer or such other managers as may be appropriate. The compensation of portfolio managers with other job responsibilities (such as managerial, providing analytical support for other accounts, etc.) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Annual bonuses may vary significantly from one year to the next based on all of these factors. High performing portfolio managers may receive annual bonuses that constitute a substantial portion of their respective total compensation.

Portfolio managers also may be awarded equity interests in a related NFA entity that typically vest over time and are designed to create incentives to retain key talent and, they are eligible to participate in a non-qualified deferred compensation plan sponsored by Nationwide Mutual Insurance Company, NFA’s ultimate parent company. Such plan affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation. Portfolio managers also may participate in benefit plans and programs available generally to all NFA employees.

Aberdeen Asset Management Inc.

Aberdeen Asset Management Inc. compensates the Fund’s portfolio managers for their management of the Fund. The Fund’s portfolio managers’ compensation consists of an industry competitive salary and a year-end discretionary cash bonus based on client service, asset growth and the performance of the Fund.

BlackRock Investment Management, LLC

     BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. In this connection, it should be noted that Ms. Jelilian, and Messrs. Russo currently manage certain accounts that are subject to performance fees. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

     As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Portfolio Manager Compensation

     BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

     Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm.

     Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

Long-Term Retention and Incentive Plan (“LTIP”) —The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock (“LTIP awards”).

     Beginning in 2006, awards are granted under the plan in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock (“LTIP II awards”). Each portfolio manager has received awards under the LTIP.

     Deferred Compensation Program —A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm’s investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other unregistered products. In addition, prior to 2005, a portion of the annual compensation of certain senior managers was mandatorily deferred in a similar manner for a number of years. Beginning in 2005, a portion of the annual compensation of each portfolio manager is eligible to be paid in the form of BlackRock, Inc. restricted stock units which vest ratably over a number of years. Every portfolio manager participates in the deferred compensation program. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the Company’s ability to sustain and improve its performance over future periods.

     Options and Restricted Stock Awards — Prior to mandatorily deferring a portion of a portolio manager’s annual bonus in BlackRock, Inc. restricted stock units, the Company granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years.

     Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or absent, employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

     Annual discretionary incentive compensation for each portfolio manager is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. A group of BlackRock, Inc.’s officers determines the benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager and the period of time over which performance is evaluated.

Gartmore Global Partners

1) Base salary.

This is fixed compensation based on the skills and experience of the individual subject to a firmwide salary ceiling. This is paid monthly.

2) Discretionary Bonus.

The calculation of this bonus is entirely discretionary based on the overall performance of the individual for the preceeding calendar year. Amongst other factors, this is assesed on investment performance over a variety of timeframes (i.e. 1, 3 and 5 years) and contribution to the business (i.e assets under management, fund sales etc). Investment performance is measured against the relevant peer group or benchmark index. Bonus payments are paid annually, by March of the following year.

3) Equity ownership

For key individuals, equity ownership is available. This is entirely discretionary.

Morley Capital Management, Inc.

Morley provides salaries that are in line with the market and a generous bonus program that links bonuses to individual, team and overall company performance. Morley employs an annual performance review system with quarterly progress updates. It is a scorecard approach that defines quantifiable goals and objectives, including both professional and personal developmental areas. For portfolio managers, scorecard items include investment performance.

A comprehensive benefits package is also offered, which includes a 401(k) Plan and group insurance coverage for employees and their families. Morley’s senior management and investment staff are eligible to participate in an equity options program with our parent company.

Nationwide Asset Management, LLC

NWAM’s compensation program consists of base salary, annual incentives and long-term incentives; hereby known as “Compensation Structure.” Annually, the “Compensation Structure” is reviewed for competitiveness by using the McLagan Compensation surveys.

The “Compensation Structure” is designed to motivate and reward individual and team actions and behaviors that drive a high performance organization and deliver risk-adjusted investment returns that are aligned with the strategy of Nationwide and out business partners.

  Align interests of NWAM and business partners and foster collaboration
  Base a substantial portion of NWAM compensation directly on NWAM
  Recognize qualitative and well as quantitative performance
  Encourage a higher level of intelligent investment risk taking and entrepreneurial attitudes and behaviors
  Provide a high degree of “line of sight” for NWAM participants and other business partners
  Attract and retain individuals with skills critical to the NWAM strategy
  Target median total compensation for the industry
  Utilize variable compensation (annual and long term) to close compensation market gaps.

NorthPointe Capital, LLC

The key investment personnel have a uniquely designed compensation program that balances economic incentives with an emphasis on controlled business growth. The economic incentives begin with an aggressive equity interest program. Currently eleven of the firm’s professionals control 100% of the firm’s equity. Future participants in the equity program will be chosen based on their contribution to the firm. We expect to distribute equity to investment personnel as well as research analysts. This equity program is not only intended to attract superior individuals, it is also designed to retain their talents.

The investment professional’s compensation package provides for a competitive base salary and performance bonus. The performance bonus has both an investment performance goal and a business growth goal. The approximate compensation breakdown is as follows:

Base Salary: Performance Bonus: Equity Incentives:

Industry standard base salary depending upon their role on the investment team.
Up to 2.0X the base salary depending on achieving performance targets
1X to 5X the base salary on an annualized present value basis

Variable Compensation is tied to investment performance and business growth. Analysts’ variable compensation or bonus has a heavier weight on achieving certain levels of investment performance, i.e., 75%, while the portfolio managers’ compensation is equally weighted between investment performance and business growth. All of our portfolio managers are equity holders and as such they participate in the firm's profit interest.

Security Global Investors

The compensation of the portfolio managers of Security Global Investors (“SGI”) consists of three components, (1) base compensation, (2) annual incentive, and (3) long term incentive, deferred compensation and pension and retirement plans.

A portfolio manager’s base compensation is reviewed and fixed annually. SGI seeks to maintain base salary and incentive plans that will attract and retain highly qualified investment professionals by utilizing national surveys of financial services and investment management markets to identify market practices regarding salary levels to assist in developing portfolio manager compensation and performance expectation benchmarks.

A portfolio manager may be paid an annual discretionary incentive based on short-term corporate performance, business unit performance, and individual performance. Portfolio managers may also participate in an annual incentive plan which is determined at the beginning of each calendar year to establish performance criteria. A plan may include a variety of individual and group measures that combine quantitative and qualitative criteria.

Generally, portfolio manager incentive plans are based on the complexity of the accounts they manage and their direct impact on investment management results. Plans include a target and maximum opportunity level based on a percentage of base compensation.

A plan may include a variety of individual and group measures that combine quantitative and qualitative criteria. Factors used in the computation of annual incentive plans are assigned weights. Factors are not required to be weighted equally for all portfolio managers. Calculation of a portfolio manager’s incentive is formula-driven based on factor weight, annual incentive target and maximum opportunity levels, and past performance against established performance criteria. The result is then measured against the portfolio manager’s target performance after factoring in the manager’s performance above threshold performance expectations, his maximum opportunity level target percentage and factor weights. A significant portion of the incentive bonus awarded is based upon the one-year, three-year and five-year pre-tax gross performance of the portfolio manager’s accounts relative to the performance of the appropriate Lipper peer group.

Also factored into portfolio manager compensation is a corporate performance measure of net income growth relative to SGI’s corporate incentive plan. Business unit measures measure one or more elements of performance for an operating unit, department, or segment of the company.

Portfolio managers at the vice president or higher level are eligible for SGI’s long-term incentive and deferred compensation plans. Under the long-term incentive plan, awards are made based on corporate performance over the long-term and are not tied to the performance of individual accounts. The deferred compensation plan allows eligible participants to defer all or a designated portion of their annual and long-term incentive awards. SGI’s retirement plan is open to all eligible employees and is not specifically designed or administered for portfolio managers.

SGI also has a relocation plan for personnel that include its portfolio managers, which provides the following benefits:

A.	Costs associated with the transportation and storage of household goods;

B.	Reasonable and customary charges associated with the sale of the previous, primary residence (not to exceed $30,000);

C.	Temporary living expenses (not to exceed 60 days);

D.	Pre-move travel for associate and spouse to locate new housing;

E.	Costs for associate and his or her dependents to travel from the old location to the new residence.

Reimbursements for expenses that are not tax deductible will be “grossed up” (at the IRS supplemental tax rates) by SGI to minimize the associate’s tax liability. Tax deductible expenses paid by SGI will not be “grossed up.”

OTHER MANAGED ACCOUNTS

The following chart summarizes information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into the following three categories: (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is provided separately.

Number of Accounts Managed by Each Portfolio Manager and
Name of Portfolio Manager	Total Assets by Category

Aberdeen Asset Management Inc. Christopher Baggini

Mutual Funds: 6 accounts, $735,040,585 total assets (2 accounts, $196,864,306 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 2 accounts, $69,460,407 total assets (both for which the advisory fee is based on performance)
Other Accounts: 1 account, $17,776,801 total assets

Douglas Burtnick

Mutual Funds: 9 accounts, $906,955,795 total assets (6 accounts, $376,245,397 total assets for which the advisory fee is based on performance)
 Other Pooled Investment Vehicles: 2 accounts, $69,460,407 total assets (both for which the advisory fee is based on performance)
Other Accounts: 1 account, $17,776,801 total assets

Joseph Cerniglia	Mutual Funds: 5 accounts, $3,396,986,806 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 2 accounts, $66,931,826 total assets
Richard Fonash[1]	Mutual Funds: 5 accounts, $226,430,325 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 0 accounts, $0 total assets
William Gerlach

Mutual Funds: 6 accounts, $1,489,261,768 total assets (1 account, $80,420,434 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 4 accounts, $3,957,884 total assets

Gary Haubold

Mutual Funds: 8 accounts, $3,683,607,984 total assets (2 accounts, $49,600,410 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
 Other Accounts: 4 accounts, $70,889,701 total assets

Jason Kotik

Mutual Funds: 2 accounts, $87,886,314 total assets (1 account, $80,420,434 total assets for which the advisory fee is based on performance)
 Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 0 accounts, $0 total assets

Charles Purcell	Mutual Funds: 5 accounts, $1,408,841,335 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 2 accounts, $3,957,884 total assets
Stuart Quint

Mutual Funds: 2 accounts, $89,103,126 total assets (both for which the advisory fee is based on performance)
 Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 0 accounts, $0 total assets

Robert Tango

Mutual Funds: 2 accounts, $91,951,280 total assets (1 account, $22,646,040 total assets for which the advisory fee is based on performance)
 Other Pooled Investment Vehicles: 0 accounts, $0 total assets
 Other Accounts: 0 accounts, $0 total assets

Shahreza Yusof[1]	Mutual Funds: 5 accounts, $226,430,325 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 0 accounts, $0 total assets

BlackRock Investment Management, LLC Scott Amero

Mutual Funds: 48 accounts, $39,865,842,529.72 total assets
Other Pooled Investment Vehicles: 38 accounts, $6,954,333,971.21 total assets (3 accounts, $2,577,310,124.00 total assets for which the advisory fee is based on performance)
Other Accounts: 258 accounts, $95,887,026,722.98 total assets (21 accounts, $6,366,579,341.62 total assets for which the advisory fee is based on performance)

Debra Jelilian	Mutual Funds: 104 accounts, $100,819,728,958.98 total assets Other Pooled Investment Vehicles: 16 accounts, $862,738,210.59 total assets Other Accounts: 22 accounts, $39,854,678,995.46 total assets
Matthew Marra

Mutual Funds: 26 accounts, $22,411,682,367.23 total assets
Other Pooled Investment Vehicles: 20 accounts, $7,825,841,332.89 total assets (2 accounts, $1,865,437,232 total assets for which the advisory fee is based on performance)
Other Accounts: 287 accounts, $102,233,107,090.22 total assets (24 accounts, $11,547,560,743.21 total assets for which the advisory fee is based on performance)

Andrew J. Phillips

Mutual Funds: 31 accounts, $26,990,777,132.82 total assets
Other Pooled Investment Vehicles: 23 accounts, $8,350,055,846.44 total assets (2 accounts, $1,865,437,232.00 total assets for which the advisory fee is based on performance)
Other Accounts: 298 accounts, $120,525,558,166.15 total assets (25 accounts, $11,418,128,449.18 total assets for which the advisory fee is based on performance)

Jeffrey Russo

Mutual Funds: 92 accounts, $97,595,539,971.10 total assets
Other Pooled Investment Vehicles: 24 accounts, $18,139,004,103.77 total assets
Other Accounts: 27 accounts, $43,542,952,356.34 total assets (1 account, $697,816,332.33 total assets for which the advisory fee is based on performance)

Gartmore Global Partners Charles Awdry

Mutual Funds: 1 account, $143,264,886 total assets (advisory fee is based on performance)
Other Pooled Investment Vehicles: 1 account, $1,692,689,233 total assets
Other Accounts: 0 accounts, $0 total assets

Brian O’Neill

Mutual Funds: 2 accounts, $382,428,927 total assets (both for which the advisory fee is based on performance) Other Pooled Investment Vehicles: 3 accounts, $570,633,698 total assets
Other Accounts: 1 account, $25,966,048 total assets

Christopher Palmer

Mutual Funds: 4 accounts, $1,581,729,067 total assets (3 accounts, $1,304,658,246 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 4 accounts, $3,088,414,084 total assets
Other Accounts: 7 accounts, $1,120,185,885 total assets (5 accounts, $629,491,047 total assets for which the advisory fee is based on performance)

Neil Rogan	Mutual Funds: 3 accounts, $262,284,782 total assets (2 accounts, $144,443,090 total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: 3 accounts, $1,620,112,703 total assets
Other Accounts: 4 accounts, $1,265,496,735 total assets (2 accounts, $530,116,705 total assets for which the advisory fee is based on performance)

Ben Walker

Mutual Funds: 4 accounts, $479,119,715 total assets (all of which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 1 account, $82,278,011 total assets
Other Accounts: 3 accounts, $556,082,753 total assets (2 accounts, $530,116,705 total assets for which the advisory fee is based on performance)

Morley Capital Management, Inc. Perpetua Phillips	Mutual Funds: 1 account, $198,347,469.23 total assets Other Pooled Investment Vehicles: 2 accounts, $3,928,526,617 total assets Other Accounts: 5 accounts, $1,523,363,109 total assets
Shane Johnston	Mutual Funds: 1 account, $198,347,469.23 total assets Other Pooled Investment Vehicles: 2 accounts, $579,165,630 total assets Other Accounts: 5 accounts, $885,087,329 total assets

Nationwide Asset Management, LLC Mabel C. Brown[2]	Mutual Funds: 0 accounts, $0 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 1 account, $573.5 million total assets
Gary S. Davis[2]	Mutual Funds: 0 accounts, $0 total assets Other Pooled Investment Vehicles: 1 account, $20.7 million total assets Other Accounts: 0 accounts, $0 total assets
Gary R. Hunt[2]	Mutual Funds: 1 account, $1,255,811,436 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 0 accounts, $0 total assets
David R. Magan[3]	Mutual Funds: 1 account, $1,422,819,000 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 0 accounts, $0 total assets
Srinath Sampath[3]	Mutual Funds: 1 account, $1,422,819,000 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 0 accounts, $0 total assets
Nationwide Fund Advisors Alpha Benson	Mutual Funds: 0 accounts, $0 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 0 accounts, $0 total assets
Thomas R. Hickey, Jr.	Mutual Funds: 10 accounts, $8,437,914,714.35 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 0 accounts, $0 total assets

NorthPointe Capital, LLC Peter J. Cahill	Mutual Funds: 1 account, $38,503,984 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 6 accounts, $80,078,195 total assets
Mary C. Champagne	Mutual Funds: 2 accounts, $44,951,576 total assets Other Pooled Investment Vehicles: 1 account, $24,680,328 total assets Other Accounts: 18 accounts, $898,283,061 total assets
Robert D. Glise	Mutual Funds: 2 accounts, $512,973,392 total assets

Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 18 accounts, $615,590,669 total assets
Karl L. Knas	Mutual Funds: 3 accounts, $171,118,593 total assets Other Pooled Investment Vehicles: 1 account, $25,714,093 total assets Other Accounts: 56 accounts, $1,415,182,006 total assets
Jeffrey C. Petherick	Mutual Funds: 2 accounts, $44,951,576 total assets Other Pooled Investment Vehicles: 1 account, $24,680,328 total assets Other Accounts: 18 accounts, $898,283,061 total assets
Carl P. Wilk	Mutual Funds: 4 accounts, $241,387,212 total assets Other Pooled Investment Vehicles: 1 account, $25,714,093 total assets Other Accounts: 52 accounts, $1,328,270,975 total assets
Security Global Investors Joseph O’Connor	Mutual Funds: 1 account, $41,576,377 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 20 accounts, $15,836,594 total assets

1 Became portfolio manager effective January 15, 2008

2 Prior to January 1, 2008, portfolio managers were dual employees of Nationwide Fund Advisors and Nationwide Asset Management, LLC, an affiliate of Nationwide Fund Advisors.

3 Added as a portfolio manager to the Fund in April 2008. Information is as of March 31, 2008.

POTENTIAL CONFLICTS OF INTEREST

Aberdeen Asset Management Inc.

The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. However, the Adviser believes that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; and (ii) portfolio manager personal trading is monitored to avoid potential conflicts. In addition, the Adviser has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

In some cases, another account managed by the same portfolio manager may compensate Aberdeen based on the performance of the portfolio held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.

Another potential conflict could include instances in which securities considered as investments for the Fund also may be appropriate for other investment accounts managed by the Adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, the Adviser may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Adviser that the benefits from the Adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions. The Trust has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.

BlackRock Investment Management, LLC

     Activities of the Sub-Adviser, BlackRock, Inc. and its affiliates (collectively, “BlackRock”); The PNC Financial Services Group, Inc. and its affiliates (collectively, “PNC”); Merrill Lynch & Co., Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and their affiliates (collectively, “Merrill Lynch”); and Other Accounts Managed by BlackRock, PNC or Merrill Lynch.

     BlackRock is one of the world’s largest asset management firms with approximately $1.357 trillion in assets under management. Merrill Lynch is a full service investment banking, broker-dealer, asset management and financial services organization. PNC is a diversified financial services organization spanning the retail, business and corporate markets. BlackRock, Merrill Lynch and PNC are affiliates of one another. BlackRock, PNC, Merrill Lynch and their affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Portfolio (collectively, “Affiliates”), are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments, and have interests other than that of managing the Portfolio. These are considerations of which investors in a Portfolio should be aware, and which may cause conflicts of interest that could disadvantage the Portfolio and its shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by a Portfolio.

     BlackRock and its Affiliates, including, without limitation, PNC and Merrill Lynch, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Portfolio and/or that engage in transactions in the same types of securities, currencies and instruments as the Portfolio. One or more Affiliates are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Portfolio invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Portfolio invests, which could have an adverse impact on the Portfolio’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Portfolio’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Portfolio. When the Sub-Adviser and its advisory affiliates seek to purchase or sell the same assets for their managed accounts, including a Portfolio, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Portfolio.

     In addition, transactions in investments by one or more other accounts managed by BlackRock, PNC, Merrill Lynch or another Affiliate may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Portfolio, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Portfolio are based on research or other information that is also used to support decisions for other accounts. When BlackRock, PNC, Merrill Lynch or another Affiliate implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Portfolio, market impact, liquidity constraints, or other factors could result in the Portfolio receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Portfolio could otherwise be disadvantaged. BlackRock, PNC or Merrill Lynch may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Portfolio to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding a Portfolio may benefit other accounts managed by BlackRock, PNC, Merrill Lynch or another Affiliate. For example, the sale of a long position or establishment of a short position by a Portfolio may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or their other accounts, and the purchase of a security or covering of a short position in a security by a Portfolio may increase the price of the same security held by (and therefore benefit) one or more Affiliates or their other accounts.

     BlackRock, PNC, Merrill Lynch, other Affiliates and their clients may pursue or enforce rights with respect to an issuer in which a Portfolio has invested, and those activities may have an adverse effect on the Portfolio. As a result, prices, availability, liquidity and terms of the Portfolio’s investments may be negatively impacted by the activities of BlackRock, PNC, Merrill Lynch, other Affiliates or their clients, and transactions for the Portfolio may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

     The results of a Portfolio’s investment activities may differ significantly from the results achieved by the Sub-Adviser and its Affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Portfolio. Moreover, it is possible that a Portfolio will sustain losses during periods in which one or more Affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for a Portfolio in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

     From time to time, a Portfolio’s activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Sub-Adviser, and/or one or more Affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which the Sub-Adviser and/or one or more Affiliates are performing services or when position limits have been reached.

     In connection with its management of a Portfolio, the Sub-Adviser may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates (including Merrill Lynch). The Sub-Adviser will not be under any obligation, however, to effect transactions on behalf of a Portfolio in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates (including Merrill Lynch and PNC) will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Portfolio and it is not anticipated that the Sub-Adviser will have access to such information for the purpose of managing the Portfolio. The proprietary activities or portfolio strategies of BlackRock and its Affiliates (including Merrill Lynch and PNC) or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Sub-Adviser in managing a Portfolio.

     In addition, certain principals and certain employees of the Sub-Adviser are also principals or employees of BlackRock, Merrill Lynch, PNC or another Affiliate. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a Portfolio should be aware.

     The Sub-Adviser may enter into transactions and invest in securities, instruments and currencies on behalf of a Portfolio in which customers of BlackRock, PNC, Merrill Lynch or another Affiliate, or, to the extent permitted by the SEC, BlackRock, PNC or Merrill Lynch or another Affiliate, serve as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Portfolio, and such party may have no incentive to assure that the Portfolio obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Portfolio may enhance the profitability of BlackRock, Merrill Lynch and/or PNC or another Affiliate. One or more Affiliates may also create, write or issue Derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which a Portfolio invests or which may be based on the performance of the Portfolio. A Portfolio may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates and may also enter into transactions with other clients of an Affiliate where such other clients have interests adverse to those of the Portfolio. At times, these activities may cause departments of BlackRock or its Affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the Portfolio. To the extent affiliated transactions are permitted, a Portfolio will deal with BlackRock and its Affiliates on an arms-length basis. BlackRock, PNC or Merrill Lynch or another Affiliate may also have an ownership interest in certain trading or information systems used by a Portfolio. A Portfolio’s use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates.

     One or more Affiliates may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Portfolio. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate will be in its view commercially reasonable, although each Affiliate, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate and such sales personnel.

     Subject to applicable law, the Affiliates (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Portfolios as broker, dealer, agent, lender, adviser or in other commercial capacities and no accounting to the Portfolios or their shareholders will be required, and no fees or other compensation payable by the Portfolios or their shareholders will be reduced by reason of receipt by an Affiliate of any such fees or other amounts. When an Affiliate acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Portfolios, the Affiliate may take commercial steps in its own interests, which may have an adverse effect on the Portfolios.

     A Portfolio will be required to establish business relationships with its counterparties based on the Portfolio’s own credit standing. Neither BlackRock nor any of the Affiliates will have any obligation to allow their credit to be used in connection with a Portfolio’s establishment of its business relationships, nor is it expected that the Portfolio’s counterparties will rely on the credit of BlackRock or any of the Affiliates in evaluating the Portfolio’s creditworthiness.

     Purchases and sales of securities for a Portfolio may be bunched or aggregated with orders for other BlackRock client accounts. The Sub-Adviser and its advisory affiliates, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

     Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Portfolios will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Portfolios. In addition, under certain circumstances, the Portfolios will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

     The Sub-Adviser may select brokers (including, without limitation, Affiliates of the Sub-Adviser) that furnish the Sub-Adviser, the Portfolios, other BlackRock client accounts or other Affiliates or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in the Sub-Adviser’s view, appropriate assistance to the Sub-Adviser in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Portfolios and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Portfolios based on the amount of brokerage commissions paid by the Portfolios and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Portfolios and to such other BlackRock client accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself. The Sub-Adviser may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

     The Sub-Adviser may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services the Sub-Adviser believes are useful in their investment decision-making process. The Sub-Adviser may from time to time choose not to engage in the above described arrangements to varying degrees.

     BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Portfolios, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, PNC, Merrill Lynch and/or other Affiliates, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures.”

     It is also possible that, from time to time, BlackRock or any of its affiliates may, although they are not required to, purchase and hold shares of a Portfolio. Increasing a Portfolio’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Portfolio’s expense ratio. BlackRock and its affiliates reserve the right to redeem at any time some or all of the shares of a Portfolio acquired for their own accounts. A large redemption of shares of a Portfolio by BlackRock or its affiliates could significantly reduce the asset size of the Portfolio, which might have an adverse effect on the Portfolio’s investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a Portfolio and other shareholders in deciding whether to redeem its shares.

     It is possible that a Portfolio may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock, PNC or Merrill Lynch or another Affiliate has significant debt or equity investments or in which an Affiliate makes a market. A Portfolio also may invest in securities of companies to which an Affiliate provides or may someday provide research coverage. Such investments could cause conflicts between the interests of a Portfolio and the interests of other clients of BlackRock or another Affiliate. In making investment decisions for a Portfolio, the Sub-Adviser is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock in the course of these activities. In addition, from time to time, the activities of Merrill Lynch or another Affiliate may limit a Portfolio’s flexibility in purchases and sales of securities. When Merrill Lynch or another Affiliate is engaged in an underwriting or other distribution of securities of an entity, the Sub-Adviser may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Portfolio.

     BlackRock, PNC, Merrill Lynch, other Affiliates, their personnel and other financial service providers have interests in promoting sales of the Portfolios. With respect to BlackRock, PNC, Merrill Lynch, other Affiliates and their personnel, the remuneration and profitability relating to services to and sales of the Portfolios or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock, PNC, Merrill Lynch, other Affiliates and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Portfolios or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock, PNC, Merrill Lynch, other Affiliates and such personnel resulting from transactions on behalf of or management of the Portfolios may be greater than the remuneration and profitability resulting from other funds or products.

     BlackRock, PNC, Merrill Lynch, other Affiliates and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to its Affiliate, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock, PNC, Merrill Lynch, other Affiliates and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

     BlackRock, PNC, Merrill Lynch or their Affiliates may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for their clients’ accounts may differ from the valuations for the same securities or investments assigned by a Portfolio’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Portfolio’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Portfolio’s pricing vendors, there may be instances where the Portfolio’s pricing vendors assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

     To the extent permitted by applicable law, a Portfolio may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Portfolio, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund in which it invests, which may result in a Portfolio bearing some additional expenses.

     The Sub-Adviser, its affiliates and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Portfolio. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and affiliates of the Sub-Adviser that are the same, different from or made at different times than positions taken for the Portfolio. To lessen the possibility that a Portfolio will be adversely affected by this personal trading, the Portfolio and the Sub-Adviser each has adopted a Code of Ethics in compliance with Section 17(j) of the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Portfolio’s portfolio transactions. The Code of Ethics can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. The Code of Ethics is also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102.

     The Sub-Adviser and its affiliates will not purchase securities or other property from, or sell securities or other property to, a Portfolio, except that the Portfolio may in accordance with rules adopted under the 1940 Act engage in transactions with accounts that are affiliated with the Portfolio as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Portfolios and/or the Sub-Adviser by the Commission. These transactions would be effected in circumstances in which the Sub-Adviser determined that it would be appropriate for the Portfolio to purchase and another client to sell, or the Portfolio to sell and another client to purchase, the same security or instrument on the same day.

     From time to time, the activities of a Portfolio may be restricted because of regulatory requirements applicable to BlackRock, PNC or Merrill Lynch or another Affiliate and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when the Sub-Adviser may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate is performing investment banking, market making or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Portfolios may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if personnel of BlackRock or its Affiliates serve as directors of companies the securities of which the Portfolios wish to purchase or sell. However, if permitted by applicable law, the Portfolios may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by an Affiliate, or in cases in which personnel of BlackRock or its Affiliates are directors or officers of the issuer.

     The investment activities of one or more Affiliates for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Portfolios. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the Portfolios or other client accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of the Sub-Adviser on behalf of clients (including the Portfolios) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, the Sub-Adviser on behalf of clients (including the Portfolios) may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when the Sub-Adviser, in its sole discretion, deem it appropriate.

     Present and future activities of BlackRock and its Affiliates, including the Sub-Adviser, in addition to those described in this section, may give rise to additional conflicts of interest.

Gartmore Global Partners (GGP)

GGP’s place within the Financial Services Industry places an obligation on our Portfolio Constructors to demonstrate their independence of mind when advising or exercising discretion and on Dealers when executing bargains on behalf of our clients. If pressures or material interests are allowed to influence such decisions, the clients’ best interests cannot be served. Portfolio Constructors and Dealers are bound by GGP’s Chinese Walls policy. All GGP staff are expected to observe this policy. A sufficiently knowledgeable and appropriately classified client can agree to GGP running with a conflict of interest only if the client agreement contains a full account of likely conflict situations.

When providing advice, discretionary management or execution of bargains, any outside influences, which are in conflict with the client’s best interests, or might be, are to be entirely disregarded. No policy should be adopted or arrangement agreed to if it restricts the free exercise of independent judgement: this includes agreeing to accept gifts or other inducements to place business. Any attempts by a third party to exert such pressure must be notified to Compliance. If a Portfolio Constructor relays advice which comes from outside GGP to his client, the client should be in no doubt of the Portfolio Constructor’s opinion on this advice. If a Portfolio Constructor cannot satisfy these requirements, Compliance should be asked whether the client agreement needs to be changed. All conflicts of interest should be explained to the clients affected and a file note should be available, together with their written agreement.

The following controls are in place:

§	The Ethical Walls Policy (management of confidential information)

§	The use of risk assessment when negotiating and drafting client agreements

§	The monitoring activities undertaken by Compliance, Risk, and Internal Audit.

§ The Code of Ethics and Personal Account Dealing Rules.

Morley Capital Management, Inc.

It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the Funds and other similar accounts. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and the other accounts he/she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. Morley Capital Management has established policies and procedures designed to resolve material conflicts of interest in a fair and equitable manner. When such conflicts arise, employees of Morley Capital Management, including portfolio management staff, seek to resolve the conflict in manner equitable to all parities although there is no guarantee that procedures adopted under such policies will detect or resolve every situation in which a conflict exists.

Nationwide Asset Management, LLC

It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the Funds on the one hand and other accounts for which the portfolio manager is responsible on the other. For example, portfolio managers may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts they advise. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, portfolio managers may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by the same portfolio manager may compensate Nationwide Asset Management or its affiliate based on the performance of the portfolio held by that account. The existence of such a performance-based fee may create additional conflicts of interest for portfolio managers in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio managers will endeavor to exercise their discretion in a manner that they believe is equitable to all interested persons. Nationwide Asset Management has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.

Nationwide Fund Advisors:

It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the Funds on the one hand and other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by the same portfolio manager may compensate NFA based on the performance of the portfolio held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise her discretion in a manner that she believes is equitable to all interested persons. The Trust has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.

NorthPointe Capital, LLC

It is possible that conflicts of interest may arise in connection with the portfolio manager’s management of the Fund on the one hand and other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources, and investment opportunities among the Fund and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. NorthPointe has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.

Security Global Investors

Conflicts of Interest. From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund on the one hand, and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, “other accounts”) on the other. The other accounts might have similar investment objectives or strategies as a Fund, track the same indexes the Fund tracks or otherwise holds, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Fund. Because of his or her position with the Fund, the portfolio manager knows the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts and to the possible detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with comparable investment guidelines. An investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. The Investment Manager has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain Funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the Funds and/or accounts that he manages.